UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026 | Class A: ADLAX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.95%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.62% (with sales charges) and 5.24% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$9,753	$10,000	$10,000
09/2016	$9,801	$9,994	$10,088
10/2016	$9,840	$9,918	$10,165
11/2016	$9,847	$9,683	$10,198
12/2016	$9,931	$9,697	$10,315
01/2017	$9,949	$9,716	$10,370
02/2017	$9,985	$9,781	$10,431
03/2017	$9,982	$9,776	$10,439
04/2017	$10,030	$9,851	$10,484
05/2017	$10,062	$9,927	$10,524
06/2017	$10,062	$9,917	$10,517
07/2017	$10,143	$9,960	$10,600
08/2017	$10,123	$10,049	$10,585
09/2017	$10,174	$10,001	$10,628
10/2017	$10,224	$10,007	$10,699
11/2017	$10,236	$9,994	$10,711
12/2017	$10,274	$10,040	$10,753
01/2018	$10,349	$9,925	$10,869
02/2018	$10,351	$9,830	$10,888
03/2018	$10,384	$9,894	$10,923
04/2018	$10,406	$9,820	$10,976
05/2018	$10,415	$9,890	$10,997
06/2018	$10,413	$9,878	$11,009
07/2018	$10,483	$9,880	$11,100
08/2018	$10,524	$9,944	$11,145
09/2018	$10,584	$9,880	$11,221
10/2018	$10,583	$9,802	$11,222
11/2018	$10,499	$9,860	$11,130
12/2018	$10,254	$10,041	$10,876
01/2019	$10,455	$10,148	$11,126
02/2019	$10,631	$10,142	$11,300
03/2019	$10,590	$10,337	$11,287
04/2019	$10,743	$10,339	$11,466
05/2019	$10,704	$10,523	$11,440
06/2019	$10,716	$10,655	$11,465
07/2019	$10,764	$10,679	$11,555
08/2019	$10,722	$10,955	$11,522
09/2019	$10,751	$10,897	$11,571
10/2019	$10,723	$10,930	$11,515
11/2019	$10,783	$10,924	$11,578
12/2019	$10,915	$10,917	$11,765
01/2020	$10,933	$11,127	$11,827
02/2020	$10,809	$11,327	$11,667
03/2020	$9,709	$11,260	$10,213
04/2020	$10,086	$11,460	$10,651
05/2020	$10,408	$11,514	$11,056
06/2020	$10,465	$11,586	$11,205
07/2020	$10,701	$11,759	$11,416
08/2020	$10,836	$11,665	$11,588
09/2020	$10,866	$11,658	$11,667
10/2020	$10,862	$11,606	$11,688
11/2020	$11,067	$11,720	$11,936
12/2020	$11,183	$11,736	$12,092
01/2021	$11,269	$11,652	$12,245
02/2021	$11,342	$11,484	$12,327
03/2021	$11,334	$11,340	$12,334
04/2021	$11,373	$11,430	$12,397
05/2021	$11,434	$11,467	$12,461
06/2021	$11,463	$11,548	$12,512
07/2021	$11,457	$11,677	$12,512
08/2021	$11,497	$11,655	$12,573
09/2021	$11,562	$11,554	$12,654
10/2021	$11,581	$11,551	$12,684
11/2021	$11,551	$11,585	$12,665
12/2021	$11,631	$11,555	$12,744
01/2022	$11,648	$11,306	$12,790
02/2022	$11,580	$11,180	$12,727
03/2022	$11,577	$10,869	$12,732
04/2022	$11,571	$10,457	$12,753
05/2022	$11,285	$10,524	$12,433
06/2022	$11,016	$10,359	$12,178
07/2022	$11,258	$10,612	$12,405
08/2022	$11,410	$10,313	$12,595
09/2022	$11,090	$9,867	$12,322
10/2022	$11,184	$9,739	$12,427
11/2022	$11,350	$10,097	$12,565
12/2022	$11,356	$10,052	$12,610
01/2023	$11,644	$10,361	$12,933
02/2023	$11,684	$10,093	$13,015
03/2023	$11,697	$10,350	$13,002
04/2023	$11,751	$10,412	$13,125
05/2023	$11,709	$10,299	$13,114
06/2023	$11,925	$10,262	$13,407
07/2023	$12,043	$10,255	$13,582
08/2023	$12,166	$10,189	$13,739
09/2023	$12,226	$9,931	$13,859
10/2023	$12,204	$9,774	$13,864
11/2023	$12,359	$10,216	$14,029
12/2023	$12,543	$10,608	$14,254
01/2024	$12,588	$10,578	$14,366
02/2024	$12,687	$10,429	$14,494
03/2024	$12,801	$10,525	$14,614
04/2024	$12,868	$10,259	$14,714
05/2024	$12,982	$10,433	$14,847
06/2024	$13,026	$10,532	$14,888
07/2024	$13,086	$10,778	$14,997
08/2024	$13,171	$10,933	$15,086
09/2024	$13,227	$11,079	$15,197
10/2024	$13,340	$10,805	$15,326
11/2024	$13,465	$10,919	$15,454
12/2024	$13,522	$10,740	$15,545
01/2025	$13,582	$10,797	$15,657
02/2025	$13,592	$11,035	$15,681
03/2025	$13,548	$11,039	$15,640
04/2025	$13,558	$11,082	$15,630
05/2025	$13,798	$11,003	$15,877
06/2025	$13,914	$11,172	$16,004
07/2025	$14,042	$11,143	$16,136
08/2025	$14,127	$11,276	$16,196
09/2025	$14,217	$11,399	$16,274
10/2025	$14,264	$11,470	$16,322
11/2025	$14,314	$11,541	$16,356
12/2025	$14,395	$11,524	$16,467
01/2026	$14,396	$11,537	$16,424
02/2026	$14,251	$11,726	$16,289
03/2026	$14,341	$11,519	$16,389
04/2026	$14,560	$11,532	$16,590
05/2026	$14,632	$11,568	$16,670
06/2026	$14,613	$11,596	$16,692
07/2026	$14,735	$11,445	$16,825
08/2026	$14,866	$11,489	$16,986

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	5.24%Footnote Reference2	5.28%	4.31%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	2.62%	4.75%	4.04%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 3.66%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026

Class A: ADLAX

Distributed by:

Resolute Investment Distributors, Inc.

DL_A 0826

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026 | Class C: ADLCX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.73%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 3.81% (with sales charges) and 4.81% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,049	$9,994	$10,088
10/2016	$10,089	$9,918	$10,165
11/2016	$10,096	$9,683	$10,198
12/2016	$10,183	$9,697	$10,315
01/2017	$10,200	$9,716	$10,370
02/2017	$10,237	$9,781	$10,431
03/2017	$10,235	$9,776	$10,439
04/2017	$10,284	$9,851	$10,484
05/2017	$10,317	$9,927	$10,524
06/2017	$10,316	$9,917	$10,517
07/2017	$10,399	$9,960	$10,600
08/2017	$10,379	$10,049	$10,585
09/2017	$10,431	$10,001	$10,628
10/2017	$10,483	$10,007	$10,699
11/2017	$10,495	$9,994	$10,711
12/2017	$10,534	$10,040	$10,753
01/2018	$10,610	$9,925	$10,869
02/2018	$10,613	$9,830	$10,888
03/2018	$10,647	$9,894	$10,923
04/2018	$10,669	$9,820	$10,976
05/2018	$10,678	$9,890	$10,997
06/2018	$10,676	$9,878	$11,009
07/2018	$10,748	$9,880	$11,100
08/2018	$10,790	$9,944	$11,145
09/2018	$10,852	$9,880	$11,221
10/2018	$10,851	$9,802	$11,222
11/2018	$10,765	$9,860	$11,130
12/2018	$10,514	$10,041	$10,876
01/2019	$10,719	$10,148	$11,126
02/2019	$10,900	$10,142	$11,300
03/2019	$10,858	$10,337	$11,287
04/2019	$11,015	$10,339	$11,466
05/2019	$10,974	$10,523	$11,440
06/2019	$10,987	$10,655	$11,465
07/2019	$11,036	$10,679	$11,555
08/2019	$10,994	$10,955	$11,522
09/2019	$11,023	$10,897	$11,571
10/2019	$10,994	$10,930	$11,515
11/2019	$11,056	$10,924	$11,578
12/2019	$11,192	$10,917	$11,765
01/2020	$11,210	$11,127	$11,827
02/2020	$11,083	$11,327	$11,667
03/2020	$9,955	$11,260	$10,213
04/2020	$10,342	$11,460	$10,651
05/2020	$10,672	$11,514	$11,056
06/2020	$10,730	$11,586	$11,205
07/2020	$10,972	$11,759	$11,416
08/2020	$11,110	$11,665	$11,588
09/2020	$11,141	$11,658	$11,667
10/2020	$11,136	$11,606	$11,688
11/2020	$11,348	$11,720	$11,936
12/2020	$11,466	$11,736	$12,092
01/2021	$11,554	$11,652	$12,245
02/2021	$11,629	$11,484	$12,327
03/2021	$11,620	$11,340	$12,334
04/2021	$11,661	$11,430	$12,397
05/2021	$11,723	$11,467	$12,461
06/2021	$11,753	$11,548	$12,512
07/2021	$11,747	$11,677	$12,512
08/2021	$11,788	$11,655	$12,573
09/2021	$11,855	$11,554	$12,654
10/2021	$11,874	$11,551	$12,684
11/2021	$11,843	$11,585	$12,665
12/2021	$11,925	$11,555	$12,744
01/2022	$11,943	$11,306	$12,790
02/2022	$11,873	$11,180	$12,727
03/2022	$11,870	$10,869	$12,732
04/2022	$11,864	$10,457	$12,753
05/2022	$11,571	$10,524	$12,433
06/2022	$11,295	$10,359	$12,178
07/2022	$11,543	$10,612	$12,405
08/2022	$11,698	$10,313	$12,595
09/2022	$11,370	$9,867	$12,322
10/2022	$11,467	$9,739	$12,427
11/2022	$11,637	$10,097	$12,565
12/2022	$11,643	$10,052	$12,610
01/2023	$11,938	$10,361	$12,933
02/2023	$11,980	$10,093	$13,015
03/2023	$11,993	$10,350	$13,002
04/2023	$12,049	$10,412	$13,125
05/2023	$12,005	$10,299	$13,114
06/2023	$12,227	$10,262	$13,407
07/2023	$12,348	$10,255	$13,582
08/2023	$12,474	$10,189	$13,739
09/2023	$12,536	$9,931	$13,859
10/2023	$12,513	$9,774	$13,864
11/2023	$12,672	$10,216	$14,029
12/2023	$12,861	$10,608	$14,254
01/2024	$12,907	$10,578	$14,366
02/2024	$13,008	$10,429	$14,494
03/2024	$13,125	$10,525	$14,614
04/2024	$13,194	$10,259	$14,714
05/2024	$13,311	$10,433	$14,847
06/2024	$13,356	$10,532	$14,888
07/2024	$13,417	$10,778	$14,997
08/2024	$13,504	$10,933	$15,086
09/2024	$13,562	$11,079	$15,197
10/2024	$13,678	$10,805	$15,326
11/2024	$13,806	$10,919	$15,454
12/2024	$13,864	$10,740	$15,545
01/2025	$13,925	$10,797	$15,657
02/2025	$13,936	$11,035	$15,681
03/2025	$13,891	$11,039	$15,640
04/2025	$13,902	$11,082	$15,630
05/2025	$14,147	$11,003	$15,877
06/2025	$14,266	$11,172	$16,004
07/2025	$14,398	$11,143	$16,136
08/2025	$14,484	$11,276	$16,196
09/2025	$14,577	$11,399	$16,274
10/2025	$14,625	$11,470	$16,322
11/2025	$14,676	$11,541	$16,356
12/2025	$14,759	$11,524	$16,467
01/2026	$14,760	$11,537	$16,424
02/2026	$14,612	$11,726	$16,289
03/2026	$14,685	$11,519	$16,389
04/2026	$14,903	$11,532	$16,590
05/2026	$14,968	$11,568	$16,670
06/2026	$14,939	$11,596	$16,692
07/2026	$15,056	$11,445	$16,825
08/2026	$15,181	$11,489	$16,986

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	4.81%Footnote Reference2	5.19%	4.26%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	3.81%	5.19%	4.26%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 3.38%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026

Class C: ADLCX

Distributed by:

Resolute Investment Distributors, Inc.

DL_C 0826

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026 | Investor Class: ADLPX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Investor	$43	1.00%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 5.23% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,049	$9,994	$10,088
10/2016	$10,089	$9,918	$10,165
11/2016	$10,096	$9,683	$10,198
12/2016	$10,183	$9,697	$10,315
01/2017	$10,200	$9,716	$10,370
02/2017	$10,237	$9,781	$10,431
03/2017	$10,235	$9,776	$10,439
04/2017	$10,284	$9,851	$10,484
05/2017	$10,317	$9,927	$10,524
06/2017	$10,316	$9,917	$10,517
07/2017	$10,399	$9,960	$10,600
08/2017	$10,379	$10,049	$10,585
09/2017	$10,431	$10,001	$10,628
10/2017	$10,483	$10,007	$10,699
11/2017	$10,495	$9,994	$10,711
12/2017	$10,534	$10,040	$10,753
01/2018	$10,610	$9,925	$10,869
02/2018	$10,613	$9,830	$10,888
03/2018	$10,647	$9,894	$10,923
04/2018	$10,669	$9,820	$10,976
05/2018	$10,678	$9,890	$10,997
06/2018	$10,676	$9,878	$11,009
07/2018	$10,748	$9,880	$11,100
08/2018	$10,790	$9,944	$11,145
09/2018	$10,852	$9,880	$11,221
10/2018	$10,851	$9,802	$11,222
11/2018	$10,765	$9,860	$11,130
12/2018	$10,514	$10,041	$10,876
01/2019	$10,719	$10,148	$11,126
02/2019	$10,900	$10,142	$11,300
03/2019	$10,858	$10,337	$11,287
04/2019	$11,015	$10,339	$11,466
05/2019	$10,974	$10,523	$11,440
06/2019	$10,987	$10,655	$11,465
07/2019	$11,036	$10,679	$11,555
08/2019	$10,994	$10,955	$11,522
09/2019	$11,023	$10,897	$11,571
10/2019	$10,994	$10,930	$11,515
11/2019	$11,056	$10,924	$11,578
12/2019	$11,192	$10,917	$11,765
01/2020	$11,210	$11,127	$11,827
02/2020	$11,083	$11,327	$11,667
03/2020	$9,955	$11,260	$10,213
04/2020	$10,342	$11,460	$10,651
05/2020	$10,672	$11,514	$11,056
06/2020	$10,730	$11,586	$11,205
07/2020	$10,972	$11,759	$11,416
08/2020	$11,110	$11,665	$11,588
09/2020	$11,141	$11,658	$11,667
10/2020	$11,136	$11,606	$11,688
11/2020	$11,348	$11,720	$11,936
12/2020	$11,466	$11,736	$12,092
01/2021	$11,554	$11,652	$12,245
02/2021	$11,629	$11,484	$12,327
03/2021	$11,620	$11,340	$12,334
04/2021	$11,661	$11,430	$12,397
05/2021	$11,723	$11,467	$12,461
06/2021	$11,753	$11,548	$12,512
07/2021	$11,747	$11,677	$12,512
08/2021	$11,788	$11,655	$12,573
09/2021	$11,855	$11,554	$12,654
10/2021	$11,874	$11,551	$12,684
11/2021	$11,843	$11,585	$12,665
12/2021	$11,925	$11,555	$12,744
01/2022	$11,943	$11,306	$12,790
02/2022	$11,873	$11,180	$12,727
03/2022	$11,870	$10,869	$12,732
04/2022	$11,864	$10,457	$12,753
05/2022	$11,571	$10,524	$12,433
06/2022	$11,295	$10,359	$12,178
07/2022	$11,543	$10,612	$12,405
08/2022	$11,698	$10,313	$12,595
09/2022	$11,370	$9,867	$12,322
10/2022	$11,467	$9,739	$12,427
11/2022	$11,637	$10,097	$12,565
12/2022	$11,643	$10,052	$12,610
01/2023	$11,938	$10,361	$12,933
02/2023	$11,980	$10,093	$13,015
03/2023	$11,993	$10,350	$13,002
04/2023	$12,049	$10,412	$13,125
05/2023	$12,005	$10,299	$13,114
06/2023	$12,227	$10,262	$13,407
07/2023	$12,348	$10,255	$13,582
08/2023	$12,474	$10,189	$13,739
09/2023	$12,536	$9,931	$13,859
10/2023	$12,513	$9,774	$13,864
11/2023	$12,672	$10,216	$14,029
12/2023	$12,861	$10,608	$14,254
01/2024	$12,907	$10,578	$14,366
02/2024	$13,008	$10,429	$14,494
03/2024	$13,125	$10,525	$14,614
04/2024	$13,194	$10,259	$14,714
05/2024	$13,311	$10,433	$14,847
06/2024	$13,356	$10,532	$14,888
07/2024	$13,417	$10,778	$14,997
08/2024	$13,504	$10,933	$15,086
09/2024	$13,562	$11,079	$15,197
10/2024	$13,678	$10,805	$15,326
11/2024	$13,806	$10,919	$15,454
12/2024	$13,864	$10,740	$15,545
01/2025	$13,925	$10,797	$15,657
02/2025	$13,936	$11,035	$15,681
03/2025	$13,891	$11,039	$15,640
04/2025	$13,902	$11,082	$15,630
05/2025	$14,147	$11,003	$15,877
06/2025	$14,266	$11,172	$16,004
07/2025	$14,398	$11,143	$16,136
08/2025	$14,484	$11,276	$16,196
09/2025	$14,577	$11,399	$16,274
10/2025	$14,625	$11,470	$16,322
11/2025	$14,676	$11,541	$16,356
12/2025	$14,759	$11,524	$16,467
01/2026	$14,760	$11,537	$16,424
02/2026	$14,612	$11,726	$16,289
03/2026	$14,703	$11,519	$16,389
04/2026	$14,928	$11,532	$16,590
05/2026	$15,002	$11,568	$16,670
06/2026	$14,982	$11,596	$16,692
07/2026	$15,107	$11,445	$16,825
08/2026	$15,242	$11,489	$16,986

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	5.23%Footnote Reference2	5.27%	4.30%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 3.66%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026

Investor Class: ADLPX

Distributed by:

Resolute Investment Distributors, Inc.

DL_Investor 0826

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026 | Class R5: ADLIX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
R5	$29	0.69%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 5.60% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$250,000	$250,000	$250,000
09/2016	$251,281	$249,854	$252,184
10/2016	$252,328	$247,942	$254,120
11/2016	$252,553	$242,078	$254,948
12/2016	$254,779	$242,419	$257,864
01/2017	$255,273	$242,895	$259,239
02/2017	$256,250	$244,527	$260,761
03/2017	$256,241	$244,399	$260,965
04/2017	$257,514	$246,285	$262,098
05/2017	$258,403	$248,181	$263,098
06/2017	$258,706	$247,931	$262,928
07/2017	$260,583	$248,998	$264,989
08/2017	$260,382	$251,231	$264,626
09/2017	$261,484	$250,035	$265,703
10/2017	$263,114	$250,180	$267,461
11/2017	$263,458	$249,858	$267,781
12/2017	$264,234	$251,005	$268,816
01/2018	$266,481	$248,114	$271,715
02/2018	$266,586	$245,762	$272,202
03/2018	$267,492	$247,338	$273,069
04/2018	$268,106	$245,499	$274,400
05/2018	$268,408	$247,251	$274,931
06/2018	$268,136	$246,947	$275,209
07/2018	$270,006	$247,006	$277,488
08/2018	$271,111	$248,595	$278,628
09/2018	$272,729	$246,994	$280,528
10/2018	$272,759	$245,042	$280,545
11/2018	$270,651	$246,505	$278,257
12/2018	$264,376	$251,034	$271,885
01/2019	$269,628	$253,700	$278,142
02/2019	$274,232	$253,553	$282,502
03/2019	$273,235	$258,421	$282,159
04/2019	$277,243	$258,487	$286,634
05/2019	$276,287	$263,076	$285,988
06/2019	$276,668	$266,380	$286,618
07/2019	$277,962	$266,966	$288,862
08/2019	$277,249	$273,883	$288,047
09/2019	$278,050	$272,424	$289,261
10/2019	$277,088	$273,245	$287,858
11/2019	$278,698	$273,106	$289,442
12/2019	$282,196	$272,916	$294,111
01/2020	$282,718	$278,168	$295,674
02/2020	$279,561	$283,174	$291,679
03/2020	$251,409	$281,508	$255,323
04/2020	$261,239	$286,512	$266,275
05/2020	$269,653	$287,846	$276,398
06/2020	$271,211	$289,659	$280,121
07/2020	$277,082	$293,986	$285,390
08/2020	$280,638	$291,613	$289,683
09/2020	$281,487	$291,453	$291,677
10/2020	$281,431	$290,152	$292,184
11/2020	$286,835	$292,999	$298,406
12/2020	$289,918	$293,402	$302,283
01/2021	$292,207	$291,299	$306,110
02/2021	$294,168	$287,092	$308,170
03/2021	$294,015	$283,507	$308,354
04/2021	$295,098	$285,747	$309,923
05/2021	$296,739	$286,681	$311,531
06/2021	$297,571	$288,695	$312,805
07/2021	$297,469	$291,923	$312,793
08/2021	$298,564	$291,367	$314,314
09/2021	$300,328	$288,844	$316,350
10/2021	$300,875	$288,765	$317,097
11/2021	$300,168	$289,619	$316,612
12/2021	$302,302	$288,878	$318,605
01/2022	$302,814	$282,654	$319,746
02/2022	$301,073	$279,501	$318,161
03/2022	$301,064	$271,736	$318,286
04/2022	$300,976	$261,424	$318,832
05/2022	$293,583	$263,110	$310,827
06/2022	$286,627	$258,982	$304,433
07/2022	$292,996	$265,310	$310,115
08/2022	$297,046	$257,813	$314,873
09/2022	$288,756	$246,674	$308,053
10/2022	$291,286	$243,479	$310,670
11/2022	$295,671	$252,433	$314,119
12/2022	$295,559	$251,295	$315,238
01/2023	$303,477	$259,025	$323,326
02/2023	$304,600	$252,328	$325,362
03/2023	$305,017	$258,738	$325,045
04/2023	$306,488	$260,306	$328,125
05/2023	$305,449	$257,472	$327,845
06/2023	$311,162	$256,553	$335,181
07/2023	$314,318	$256,375	$339,544
08/2023	$317,607	$254,737	$343,464
09/2023	$319,239	$248,264	$346,478
10/2023	$318,382	$244,346	$346,583
11/2023	$322,854	$255,411	$350,720
12/2023	$327,384	$265,188	$356,356
01/2024	$328,998	$264,460	$359,145
02/2024	$331,644	$260,724	$362,345
03/2024	$334,326	$263,131	$365,354
04/2024	$336,528	$256,485	$367,833
05/2024	$339,226	$260,833	$371,178
06/2024	$340,449	$263,302	$372,185
07/2024	$342,464	$269,452	$374,918
08/2024	$344,387	$273,324	$377,151
09/2024	$345,935	$276,984	$379,919
10/2024	$348,969	$270,115	$383,132
11/2024	$352,315	$272,971	$386,341
12/2024	$353,887	$268,504	$388,607
01/2025	$355,937	$269,928	$391,407
02/2025	$355,873	$275,867	$392,008
03/2025	$354,789	$275,971	$390,994
04/2025	$355,138	$277,055	$390,738
05/2025	$361,518	$275,072	$396,926
06/2025	$365,048	$279,301	$400,105
07/2025	$368,086	$278,565	$403,395
08/2025	$370,384	$281,896	$404,902
09/2025	$372,852	$284,971	$406,838
10/2025	$374,171	$286,752	$408,047
11/2025	$375,547	$288,534	$408,901
12/2025	$377,773	$288,107	$411,674
01/2026	$377,879	$288,415	$410,596
02/2026	$374,071	$293,138	$407,225
03/2026	$376,436	$287,972	$409,721
04/2026	$382,199	$288,295	$414,742
05/2026	$384,529	$289,192	$416,733
06/2026	$384,015	$289,889	$417,286
07/2026	$387,238	$286,113	$420,624
08/2026	$391,138	$287,226	$424,640

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	5.60%Footnote Reference2	5.55%	4.58%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 3.91%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026

Class R5: ADLIX

Distributed by:

Resolute Investment Distributors, Inc.

DL_R5 0826

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026 | Class Y: ADLYX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Y	$32	0.75%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 5.49% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$100,000	$100,000	$100,000
09/2016	$100,513	$99,941	$100,874
10/2016	$100,931	$99,177	$101,648
11/2016	$101,021	$96,831	$101,979
12/2016	$101,912	$96,968	$103,146
01/2017	$102,109	$97,158	$103,696
02/2017	$102,500	$97,811	$104,305
03/2017	$102,496	$97,760	$104,386
04/2017	$103,005	$98,514	$104,840
05/2017	$103,361	$99,272	$105,239
06/2017	$103,482	$99,172	$105,171
07/2017	$104,233	$99,599	$105,996
08/2017	$104,153	$100,493	$105,851
09/2017	$104,594	$100,014	$106,281
10/2017	$105,245	$100,072	$106,984
11/2017	$105,383	$99,943	$107,113
12/2017	$105,694	$100,402	$107,527
01/2018	$106,592	$99,246	$108,686
02/2018	$106,634	$98,305	$108,881
03/2018	$106,997	$98,935	$109,228
04/2018	$107,242	$98,200	$109,760
05/2018	$107,363	$98,900	$109,972
06/2018	$107,254	$98,779	$110,084
07/2018	$108,003	$98,802	$110,995
08/2018	$108,444	$99,438	$111,451
09/2018	$109,092	$98,798	$112,211
10/2018	$109,104	$98,017	$112,218
11/2018	$108,260	$98,602	$111,303
12/2018	$105,750	$100,413	$108,754
01/2019	$107,851	$101,480	$111,257
02/2019	$109,693	$101,421	$113,001
03/2019	$109,294	$103,368	$112,864
04/2019	$110,897	$103,395	$114,654
05/2019	$110,515	$105,230	$114,395
06/2019	$110,667	$106,552	$114,647
07/2019	$111,185	$106,786	$115,545
08/2019	$110,900	$109,553	$115,219
09/2019	$111,220	$108,970	$115,705
10/2019	$110,835	$109,298	$115,143
11/2019	$111,479	$109,242	$115,777
12/2019	$112,878	$109,166	$117,645
01/2020	$113,087	$111,267	$118,270
02/2020	$111,825	$113,270	$116,672
03/2020	$100,564	$112,603	$102,129
04/2020	$104,496	$114,605	$106,510
05/2020	$107,861	$115,138	$110,559
06/2020	$108,484	$115,864	$112,048
07/2020	$110,833	$117,594	$114,156
08/2020	$112,255	$116,645	$115,873
09/2020	$112,595	$116,581	$116,671
10/2020	$112,573	$116,061	$116,874
11/2020	$114,734	$117,199	$119,363
12/2020	$115,967	$117,361	$120,914
01/2021	$116,883	$116,519	$122,444
02/2021	$117,667	$114,837	$123,268
03/2021	$117,606	$113,403	$123,342
04/2021	$118,039	$114,299	$123,969
05/2021	$118,695	$114,672	$124,612
06/2021	$119,028	$115,478	$125,122
07/2021	$118,988	$116,769	$125,117
08/2021	$119,426	$116,547	$125,726
09/2021	$120,131	$115,538	$126,540
10/2021	$120,350	$115,506	$126,839
11/2021	$120,067	$115,848	$126,645
12/2021	$120,921	$115,551	$127,442
01/2022	$121,126	$113,062	$127,899
02/2022	$120,429	$111,800	$127,265
03/2022	$120,425	$108,694	$127,315
04/2022	$120,390	$104,570	$127,533
05/2022	$117,433	$105,244	$124,331
06/2022	$114,651	$103,593	$121,773
07/2022	$117,198	$106,124	$124,046
08/2022	$118,818	$103,125	$125,949
09/2022	$115,502	$98,670	$123,221
10/2022	$116,514	$97,392	$124,268
11/2022	$118,268	$100,973	$125,648
12/2022	$118,223	$100,518	$126,095
01/2023	$121,391	$103,610	$129,331
02/2023	$121,840	$100,931	$130,145
03/2023	$122,007	$103,495	$130,018
04/2023	$122,595	$104,122	$131,250
05/2023	$122,180	$102,989	$131,138
06/2023	$124,465	$102,621	$134,073
07/2023	$125,727	$102,550	$135,818
08/2023	$127,043	$101,895	$137,386
09/2023	$127,695	$99,305	$138,591
10/2023	$127,353	$97,738	$138,633
11/2023	$129,141	$102,165	$140,288
12/2023	$130,954	$106,075	$142,542
01/2024	$131,599	$105,784	$143,658
02/2024	$132,658	$104,289	$144,938
03/2024	$133,731	$105,252	$146,142
04/2024	$134,611	$102,594	$147,134
05/2024	$135,690	$104,333	$148,471
06/2024	$136,180	$105,321	$148,874
07/2024	$136,986	$107,781	$149,968
08/2024	$137,755	$109,330	$150,861
09/2024	$138,374	$110,794	$151,968
10/2024	$139,588	$108,046	$153,253
11/2024	$140,926	$109,188	$154,537
12/2024	$141,555	$107,401	$155,443
01/2025	$142,375	$107,971	$156,563
02/2025	$142,349	$110,347	$156,803
03/2025	$141,916	$110,388	$156,398
04/2025	$142,055	$110,822	$156,296
05/2025	$144,607	$110,029	$158,771
06/2025	$146,019	$111,721	$160,042
07/2025	$147,234	$111,426	$161,358
08/2025	$148,154	$112,759	$161,961
09/2025	$149,141	$113,989	$162,736
10/2025	$149,668	$114,701	$163,219
11/2025	$150,219	$115,414	$163,561
12/2025	$151,109	$115,243	$164,670
01/2026	$151,152	$115,366	$164,239
02/2026	$149,628	$117,255	$162,890
03/2026	$150,574	$115,189	$163,889
04/2026	$152,880	$115,318	$165,897
05/2026	$153,811	$115,677	$166,693
06/2026	$153,606	$115,956	$166,915
07/2026	$154,895	$114,445	$168,250
08/2026	$156,281	$114,890	$169,856

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	5.49%Footnote Reference2	5.53%	4.57%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 3.79%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - August 31, 2026

Class Y: ADLYX

Distributed by:

Resolute Investment Distributors, Inc.

DL_Y 0826

American Beacon

DoubleLine Select Income Fund

Annual Shareholder Report - August 31, 2026 | Investor Class: BILTX

This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.84%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 2.32% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89%.

  Market conditions were impacted by persistent inflation concerns, shifting expectations for Federal Reserve policy, and geopolitical developments in the Middle East, which contributed to periods of rising Treasury yields and heightened volatility across fixed income markets.

  The Fund generated a positive return during the period, benefiting from strong income generation and its allocation to asset-backed securities.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg US Aggregate Bond Index
08/2016	$10,000	$10,000
09/2016	$10,026	$9,994
10/2016	$10,007	$9,918
11/2016	$9,757	$9,683
12/2016	$9,789	$9,697
01/2017	$9,854	$9,716
02/2017	$9,923	$9,781
03/2017	$9,962	$9,776
04/2017	$10,072	$9,851
05/2017	$10,149	$9,927
06/2017	$10,163	$9,917
07/2017	$10,226	$9,960
08/2017	$10,310	$10,049
09/2017	$10,274	$10,001
10/2017	$10,309	$10,007
11/2017	$10,315	$9,994
12/2017	$10,331	$10,040
01/2018	$10,278	$9,925
02/2018	$10,200	$9,830
03/2018	$10,216	$9,894
04/2018	$10,146	$9,820
05/2018	$10,189	$9,890
06/2018	$10,184	$9,878
07/2018	$10,220	$9,880
08/2018	$10,276	$9,944
09/2018	$10,249	$9,880
10/2018	$10,214	$9,802
11/2018	$10,241	$9,860
12/2018	$10,352	$10,041
01/2019	$10,451	$10,148
02/2019	$10,477	$10,142
03/2019	$10,642	$10,337
04/2019	$10,689	$10,339
05/2019	$10,827	$10,523
06/2019	$10,949	$10,655
07/2019	$10,977	$10,679
08/2019	$11,185	$10,955
09/2019	$11,148	$10,897
10/2019	$11,186	$10,930
11/2019	$11,170	$10,924
12/2019	$11,184	$10,917
01/2020	$11,362	$11,127
02/2020	$11,462	$11,327
03/2020	$10,371	$11,260
04/2020	$10,830	$11,460
05/2020	$11,089	$11,514
06/2020	$11,266	$11,586
07/2020	$11,488	$11,759
08/2020	$11,513	$11,665
09/2020	$11,527	$11,658
10/2020	$11,521	$11,606
11/2020	$11,686	$11,720
12/2020	$11,766	$11,736
01/2021	$11,843	$11,652
02/2021	$11,756	$11,484
03/2021	$11,662	$11,340
04/2021	$11,717	$11,430
05/2021	$11,768	$11,467
06/2021	$11,824	$11,548
07/2021	$11,930	$11,677
08/2021	$11,907	$11,655
09/2021	$11,837	$11,554
10/2021	$11,791	$11,551
11/2021	$11,768	$11,585
12/2021	$11,753	$11,555
01/2022	$11,590	$11,306
02/2022	$11,450	$11,180
03/2022	$11,125	$10,869
04/2022	$10,847	$10,457
05/2022	$10,859	$10,524
06/2022	$10,675	$10,359
07/2022	$10,850	$10,612
08/2022	$10,642	$10,313
09/2022	$10,226	$9,867
10/2022	$10,135	$9,739
11/2022	$10,347	$10,097
12/2022	$10,373	$10,052
01/2023	$10,657	$10,361
02/2023	$10,495	$10,093
03/2023	$10,737	$10,350
04/2023	$10,808	$10,412
05/2023	$10,752	$10,299
06/2023	$10,710	$10,262
07/2023	$10,753	$10,255
08/2023	$10,747	$10,189
09/2023	$10,610	$9,931
10/2023	$10,499	$9,774
11/2023	$10,930	$10,216
12/2023	$11,266	$10,608
01/2024	$11,299	$10,578
02/2024	$11,211	$10,429
03/2024	$11,319	$10,525
04/2024	$11,121	$10,259
05/2024	$11,306	$10,433
06/2024	$11,406	$10,532
07/2024	$11,644	$10,778
08/2024	$11,806	$10,933
09/2024	$11,967	$11,079
10/2024	$11,755	$10,805
11/2024	$11,892	$10,919
12/2024	$11,733	$10,740
01/2025	$11,807	$10,797
02/2025	$12,046	$11,035
03/2025	$12,013	$11,039
04/2025	$11,977	$11,082
05/2025	$12,009	$11,003
06/2025	$12,222	$11,172
07/2025	$12,233	$11,143
08/2025	$12,372	$11,276
09/2025	$12,496	$11,399
10/2025	$12,531	$11,470
11/2025	$12,602	$11,541
12/2025	$12,592	$11,524
01/2026	$12,651	$11,537
02/2026	$12,783	$11,726
03/2026	$12,578	$11,519
04/2026	$12,628	$11,532
05/2026	$12,706	$11,568
06/2026	$12,729	$11,596
07/2026	$12,617	$11,445
08/2026	$12,659	$11,489

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	2.32%Footnote Reference2	1.23%	2.39%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 0.64%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$368,450,430
# of Portfolio Holdings	92
Portfolio Turnover Rate	5%
Total Management Fees Paid	$450,233

Asset Allocation - % Investments

Table Summary
Value	Value
Asset-Backed Obligations	43.4
Corporate Obligations	40.6
U.S. Treasury Obligations	8.0
Investment Companies	5.1
Foreign Corporate Obligations	2.9

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.5
AT&T, Inc., 4.300%, Due 12/15/2042	2.4
Eversource Energy, 5.125%, Due 5/15/2033	2.3
Energy Transfer LP, 5.750%, Due 2/15/2033	2.2
MPLX LP, 5.400%, Due 9/15/2035	2.1
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.1
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.0
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.0
Exelon Corp., 5.300%, Due 3/15/2033	2.0
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Asset-Backed Obligations
45.8
Electric
16.9
Pipelines
13.9
U.S. Treasury Obligations
8.4
Telecommunications
3.6
REITS
2.2
Semiconductors
2.1
Transportation
2.0
Investment Companies
1.7
Diversified Financial Services
1.5
0%
10%
20%
30%
40%
50%

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.0
Semiconductors	2.1
REITS	2.2
Telecommunications	3.6
U.S. Treasury Obligations	8.4
Pipelines	13.9
Electric	16.9
Asset-Backed Obligations	45.8

Excludes cash equivalents.

Top Country Exposure - % Investments

United States
94.1
Cayman Islands
2.5
Peru
1.2
Mexico
0.8
United Arab Emirates
0.5
Chile
0.5
Ireland
0.4
0%
20%
40%
60%
80%
100%

Table Summary
Value	Value
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Mexico	0.8
Peru	1.2
Cayman Islands	2.5
United States	94.1

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Select Income Fund

Annual Shareholder Report - August 31, 2026

Investor Class: BILTX

Distributed by:

Resolute Investment Distributors, Inc.

DLSelect_Investor 0826

American Beacon

DoubleLine Select Income Fund

Annual Shareholder Report - August 31, 2026 | Class R6: BILRX

This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
R6	$24	0.58%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 2.54% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89%.

  Market conditions were impacted by persistent inflation concerns, shifting expectations for Federal Reserve policy, and geopolitical developments in the Middle East, which contributed to periods of rising Treasury yields and heightened volatility across fixed income markets.

  The Fund generated a positive return during the period, benefiting from strong income generation and its allocation to asset-backed securities.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	Bloomberg US Aggregate Bond Index
08/2016	$10,000	$10,000
09/2016	$10,028	$9,994
10/2016	$10,020	$9,918
11/2016	$9,772	$9,683
12/2016	$9,806	$9,697
01/2017	$9,873	$9,716
02/2017	$9,944	$9,781
03/2017	$9,985	$9,776
04/2017	$10,095	$9,851
05/2017	$10,175	$9,927
06/2017	$10,181	$9,917
07/2017	$10,246	$9,960
08/2017	$10,342	$10,049
09/2017	$10,308	$10,001
10/2017	$10,346	$10,007
11/2017	$10,343	$9,994
12/2017	$10,371	$10,040
01/2018	$10,311	$9,925
02/2018	$10,234	$9,830
03/2018	$10,252	$9,894
04/2018	$10,195	$9,820
05/2018	$10,241	$9,890
06/2018	$10,237	$9,878
07/2018	$10,265	$9,880
08/2018	$10,335	$9,944
09/2018	$10,310	$9,880
10/2018	$10,276	$9,802
11/2018	$10,295	$9,860
12/2018	$10,411	$10,041
01/2019	$10,514	$10,148
02/2019	$10,532	$10,142
03/2019	$10,710	$10,337
04/2019	$10,760	$10,339
05/2019	$10,902	$10,523
06/2019	$11,015	$10,655
07/2019	$11,056	$10,679
08/2019	$11,269	$10,955
09/2019	$11,233	$10,897
10/2019	$11,274	$10,930
11/2019	$11,249	$10,924
12/2019	$11,275	$10,917
01/2020	$11,457	$11,127
02/2020	$11,560	$11,327
03/2020	$10,462	$11,260
04/2020	$10,927	$11,460
05/2020	$11,191	$11,514
06/2020	$11,372	$11,586
07/2020	$11,599	$11,759
08/2020	$11,626	$11,665
09/2020	$11,643	$11,658
10/2020	$11,639	$11,606
11/2020	$11,809	$11,720
12/2020	$11,893	$11,736
01/2021	$11,973	$11,652
02/2021	$11,887	$11,484
03/2021	$11,794	$11,340
04/2021	$11,853	$11,430
05/2021	$11,906	$11,467
06/2021	$11,966	$11,548
07/2021	$12,076	$11,677
08/2021	$12,054	$11,655
09/2021	$11,986	$11,554
10/2021	$11,942	$11,551
11/2021	$11,921	$11,585
12/2021	$11,909	$11,555
01/2022	$11,746	$11,306
02/2022	$11,606	$11,180
03/2022	$11,276	$10,869
04/2022	$10,996	$10,457
05/2022	$11,011	$10,524
06/2022	$10,827	$10,359
07/2022	$11,007	$10,612
08/2022	$10,798	$10,313
09/2022	$10,378	$9,867
10/2022	$10,288	$9,739
11/2022	$10,517	$10,097
12/2022	$10,534	$10,052
01/2023	$10,825	$10,361
02/2023	$10,663	$10,093
03/2023	$10,911	$10,350
04/2023	$10,985	$10,412
05/2023	$10,930	$10,299
06/2023	$10,890	$10,262
07/2023	$10,936	$10,255
08/2023	$10,944	$10,189
09/2023	$10,795	$9,931
10/2023	$10,685	$9,774
11/2023	$11,126	$10,216
12/2023	$11,470	$10,608
01/2024	$11,506	$10,578
02/2024	$11,419	$10,429
03/2024	$11,531	$10,525
04/2024	$11,331	$10,259
05/2024	$11,522	$10,433
06/2024	$11,627	$10,532
07/2024	$11,872	$10,778
08/2024	$12,040	$10,933
09/2024	$12,207	$11,079
10/2024	$11,993	$10,805
11/2024	$12,136	$10,919
12/2024	$11,975	$10,740
01/2025	$12,054	$10,797
02/2025	$12,301	$11,035
03/2025	$12,270	$11,039
04/2025	$12,248	$11,082
05/2025	$12,284	$11,003
06/2025	$12,490	$11,172
07/2025	$12,505	$11,143
08/2025	$12,649	$11,276
09/2025	$12,779	$11,399
10/2025	$12,817	$11,470
11/2025	$12,906	$11,541
12/2025	$12,884	$11,524
01/2026	$12,948	$11,537
02/2026	$13,083	$11,726
03/2026	$12,876	$11,519
04/2026	$12,942	$11,532
05/2026	$13,011	$11,568
06/2026	$13,037	$11,596
07/2026	$12,925	$11,445
08/2026	$12,970	$11,489

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (8/31/16)
R6 ClassFootnote Reference1	2.54%Footnote Reference2	1.48%	2.63%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 0.73%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$368,450,430
# of Portfolio Holdings	92
Portfolio Turnover Rate	5%
Total Management Fees Paid	$450,233

Asset Allocation - % Investments

Table Summary
Value	Value
Asset-Backed Obligations	43.4
Corporate Obligations	40.6
U.S. Treasury Obligations	8.0
Investment Companies	5.1
Foreign Corporate Obligations	2.9

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.5
AT&T, Inc., 4.300%, Due 12/15/2042	2.4
Eversource Energy, 5.125%, Due 5/15/2033	2.3
Energy Transfer LP, 5.750%, Due 2/15/2033	2.2
MPLX LP, 5.400%, Due 9/15/2035	2.1
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.1
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.0
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.0
Exelon Corp., 5.300%, Due 3/15/2033	2.0
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.0
Semiconductors	2.1
REITS	2.2
Telecommunications	3.6
U.S. Treasury Obligations	8.4
Pipelines	13.9
Electric	16.9
Asset-Backed Obligations	45.8

Excludes cash equivalents.

Top Country Exposure - % Investments

Table Summary
Value	Value
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Mexico	0.8
Peru	1.2
Cayman Islands	2.5
United States	94.1

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Select Income Fund

Annual Shareholder Report - August 31, 2026

Class R6: BILRX

Distributed by:

Resolute Investment Distributors, Inc.

DLSelect_R6 0826

American Beacon

DoubleLine Select Income Fund

Annual Shareholder Report - August 31, 2026 | Class Y: BILDX

This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Y	$25	0.59%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 2.54% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89%.

  Market conditions were impacted by persistent inflation concerns, shifting expectations for Federal Reserve policy, and geopolitical developments in the Middle East, which contributed to periods of rising Treasury yields and heightened volatility across fixed income markets.

  The Fund generated a positive return during the period, benefiting from strong income generation and its allocation to asset-backed securities.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
08/2016	$100,000	$100,000
09/2016	$100,280	$99,941
10/2016	$100,200	$99,177
11/2016	$97,716	$96,831
12/2016	$98,057	$96,968
01/2017	$98,730	$97,158
02/2017	$99,440	$97,811
03/2017	$99,854	$97,760
04/2017	$100,954	$98,514
05/2017	$101,749	$99,272
06/2017	$101,810	$99,172
07/2017	$102,461	$99,599
08/2017	$103,425	$100,493
09/2017	$103,084	$100,014
10/2017	$103,455	$100,072
11/2017	$103,429	$99,943
12/2017	$103,712	$100,402
01/2018	$103,109	$99,246
02/2018	$102,344	$98,305
03/2018	$102,521	$98,935
04/2018	$101,946	$98,200
05/2018	$102,406	$98,900
06/2018	$102,375	$98,779
07/2018	$102,655	$98,802
08/2018	$103,348	$99,438
09/2018	$103,096	$98,798
10/2018	$102,765	$98,017
11/2018	$102,950	$98,602
12/2018	$104,112	$100,413
01/2019	$105,141	$101,480
02/2019	$105,322	$101,421
03/2019	$107,104	$103,368
04/2019	$107,601	$103,395
05/2019	$109,017	$105,230
06/2019	$110,151	$106,552
07/2019	$110,565	$106,786
08/2019	$112,685	$109,553
09/2019	$112,330	$108,970
10/2019	$112,744	$109,298
11/2019	$112,491	$109,242
12/2019	$112,750	$109,166
01/2020	$114,566	$111,267
02/2020	$115,602	$113,270
03/2020	$104,623	$112,603
04/2020	$109,274	$114,605
05/2020	$111,909	$115,138
06/2020	$113,721	$115,864
07/2020	$115,990	$117,594
08/2020	$116,258	$116,645
09/2020	$116,432	$116,581
10/2020	$116,394	$116,061
11/2020	$118,087	$117,199
12/2020	$118,926	$117,361
01/2021	$119,725	$116,519
02/2021	$118,866	$114,837
03/2021	$117,941	$113,403
04/2021	$118,525	$114,299
05/2021	$119,061	$114,672
06/2021	$119,656	$115,478
07/2021	$120,756	$116,769
08/2021	$120,541	$116,547
09/2021	$119,860	$115,538
10/2021	$119,420	$115,506
11/2021	$119,209	$115,848
12/2021	$119,086	$115,551
01/2022	$117,459	$113,062
02/2022	$116,062	$111,800
03/2022	$112,758	$108,694
04/2022	$109,959	$104,570
05/2022	$110,112	$105,244
06/2022	$108,268	$103,593
07/2022	$110,066	$106,124
08/2022	$107,979	$103,125
09/2022	$103,782	$98,670
10/2022	$102,877	$97,392
11/2022	$105,172	$100,973
12/2022	$105,344	$100,518
01/2023	$108,248	$103,610
02/2023	$106,626	$100,931
03/2023	$109,108	$103,495
04/2023	$109,853	$104,122
05/2023	$109,304	$102,989
06/2023	$108,901	$102,621
07/2023	$109,357	$102,550
08/2023	$109,443	$101,895
09/2023	$107,949	$99,305
10/2023	$106,846	$97,738
11/2023	$111,259	$102,165
12/2023	$114,701	$106,075
01/2024	$115,062	$105,784
02/2024	$114,186	$104,289
03/2024	$115,307	$105,252
04/2024	$113,311	$102,594
05/2024	$115,220	$104,333
06/2024	$116,270	$105,321
07/2024	$118,716	$107,781
08/2024	$120,402	$109,330
09/2024	$122,067	$110,794
10/2024	$119,931	$108,046
11/2024	$121,358	$109,188
12/2024	$119,754	$107,401
01/2025	$120,542	$107,971
02/2025	$123,006	$110,347
03/2025	$122,696	$110,388
04/2025	$122,478	$110,822
05/2025	$122,836	$110,029
06/2025	$124,904	$111,721
07/2025	$125,048	$111,426
08/2025	$126,488	$112,759
09/2025	$127,789	$113,989
10/2025	$128,167	$114,701
11/2025	$129,056	$115,414
12/2025	$128,844	$115,243
01/2026	$129,476	$115,366
02/2026	$130,833	$117,255
03/2026	$128,758	$115,189
04/2026	$129,417	$115,318
05/2026	$130,108	$115,677
06/2026	$130,367	$115,956
07/2026	$129,247	$114,445
08/2026	$129,701	$114,890

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	2.54%Footnote Reference2	1.48%	2.63%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period April 1, 2026 to August 31, 2026 was 0.73%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$368,450,430
# of Portfolio Holdings	92
Portfolio Turnover Rate	5%
Total Management Fees Paid	$450,233

Asset Allocation - % Investments

Table Summary
Value	Value
Asset-Backed Obligations	43.4
Corporate Obligations	40.6
U.S. Treasury Obligations	8.0
Investment Companies	5.1
Foreign Corporate Obligations	2.9

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.5
AT&T, Inc., 4.300%, Due 12/15/2042	2.4
Eversource Energy, 5.125%, Due 5/15/2033	2.3
Energy Transfer LP, 5.750%, Due 2/15/2033	2.2
MPLX LP, 5.400%, Due 9/15/2035	2.1
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.1
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.0
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.0
Exelon Corp., 5.300%, Due 3/15/2033	2.0
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.0
Semiconductors	2.1
REITS	2.2
Telecommunications	3.6
U.S. Treasury Obligations	8.4
Pipelines	13.9
Electric	16.9
Asset-Backed Obligations	45.8

Excludes cash equivalents.

Top Country Exposure - % Investments

Table Summary
Value	Value
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Mexico	0.8
Peru	1.2
Cayman Islands	2.5
United States	94.1

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Select Income Fund

Annual Shareholder Report - August 31, 2026

Class Y: BILDX

Distributed by:

Resolute Investment Distributors, Inc.

DLSelect_Y 0826

American Beacon

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2026 | Class R5: ZEMIX

This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$105	0.86%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 44.10% for the twelve months ended August 31, 2026, compared to the MSCI Emerging Markets Index (USD) return of 39.24%.

  Broad market performance was driven by Artificial Intelligence-related opportunities in China, Taiwan and South Korea as well as U.S. dollar weakness.

  The Fund’s focus on high-quality companies with improving operating performance benefitted from the momentum rallies.

  The Fund's performance was positive in all sectors where it invested, except within the Communication Services, Consumer Discretionary, Consumer Staples and Real Estate sectors. The Fund's holdings in the Information Technology sector were the most significant contributors to performance for the period.

Cumulative Performance from November 28, 2018 through August 31, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	MSCI Emerging Markets Index (USD)
11/2018	$250,000	$250,000
11/2018	$249,500	$250,773
12/2018	$240,129	$244,131
01/2019	$262,164	$265,503
02/2019	$264,167	$266,100
03/2019	$267,172	$268,336
04/2019	$271,178	$273,986
05/2019	$252,148	$254,104
06/2019	$269,676	$269,964
07/2019	$265,669	$266,659
08/2019	$253,400	$253,661
09/2019	$256,154	$258,499
10/2019	$268,424	$269,405
11/2019	$267,923	$269,032
12/2019	$289,394	$289,106
01/2020	$271,387	$275,625
02/2020	$256,725	$261,092
03/2020	$216,595	$220,879
04/2020	$234,345	$241,106
05/2020	$236,917	$242,958
06/2020	$254,924	$260,817
07/2020	$278,590	$284,124
08/2020	$285,278	$290,404
09/2020	$280,905	$285,746
10/2020	$282,706	$291,632
11/2020	$306,886	$318,605
12/2020	$331,779	$342,026
01/2021	$346,080	$352,510
02/2021	$350,500	$355,206
03/2021	$344,260	$349,846
04/2021	$357,781	$358,554
05/2021	$358,821	$366,867
06/2021	$360,641	$367,503
07/2021	$344,260	$342,772
08/2021	$348,160	$351,742
09/2021	$328,399	$337,763
10/2021	$333,599	$341,095
11/2021	$315,918	$327,192
12/2021	$329,216	$333,335
01/2022	$324,710	$327,022
02/2022	$314,008	$317,246
03/2022	$309,221	$310,083
04/2022	$289,225	$292,832
05/2022	$295,984	$294,125
06/2022	$270,920	$274,578
07/2022	$268,385	$273,904
08/2022	$263,316	$275,049
09/2022	$235,436	$242,805
10/2022	$226,705	$235,264
11/2022	$263,598	$270,161
12/2022	$253,074	$266,363
01/2023	$276,728	$287,396
02/2023	$258,774	$268,758
03/2023	$266,183	$276,896
04/2023	$263,049	$273,761
05/2023	$253,359	$269,164
06/2023	$267,893	$279,384
07/2023	$281,003	$296,772
08/2023	$264,188	$278,491
09/2023	$257,919	$271,208
10/2023	$249,369	$260,670
11/2023	$270,173	$281,532
12/2023	$279,547	$292,542
01/2024	$269,053	$278,956
02/2024	$281,879	$292,229
03/2024	$289,166	$299,468
04/2024	$290,041	$300,805
05/2024	$297,328	$302,510
06/2024	$307,822	$314,440
07/2024	$306,073	$315,377
08/2024	$309,280	$320,468
09/2024	$325,603	$341,867
10/2024	$316,567	$326,660
11/2024	$311,320	$314,928
12/2024	$315,270	$314,495
01/2025	$320,890	$320,112
02/2025	$324,439	$321,662
03/2025	$325,326	$323,701
04/2025	$329,466	$327,954
05/2025	$346,028	$341,944
06/2025	$366,435	$362,505
07/2025	$373,829	$369,569
08/2025	$382,997	$374,309
09/2025	$410,798	$401,085
10/2025	$429,430	$417,848
11/2025	$417,009	$407,853
12/2025	$430,374	$420,057
01/2026	$475,385	$457,244
02/2026	$505,162	$482,370
03/2026	$446,301	$419,361
04/2026	$510,702	$481,055
05/2026	$559,521	$527,652
06/2026	$562,291	$520,221
07/2026	$536,670	$504,230
08/2026	$551,904	$521,208

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class R5Footnote Reference1	44.10%	9.65%	10.75%
MSCI Emerging Markets Index (USD)	39.24%	8.18%	10.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$334,175,798
# of Portfolio Holdings	84
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,662,394

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.7
Investment Companies	2.2
Common Stocks	2.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.6
Samsung Electronics Co. Ltd.	7.8
SK Hynix, Inc.	6.0
Tencent Holdings Ltd.	3.3
WuXi AppTec Co. Ltd., Class A	2.7
MediaTek, Inc.	2.0
Alibaba Group Holding Ltd.	1.9
Shinhan Financial Group Co. Ltd.	1.5
ICICI Bank Ltd., ADR	1.4
Grupo Mexico SAB de CV, Series B	1.4

Excludes cash equivalents.

Sector Allocation - % Equities

Information Technology
37.8
Financials
17.5
Industrials
8.2
Consumer Discretionary
8.1
Health Care
7.1
Materials
6.7
Communication Services
6.3
Consumer Staples
3.7
Energy
2.3
Utilities
1.3
Real Estate
1.0
0%
10%
20%
30%
40%

Table Summary
Value	Value
Real Estate	1.0
Utilities	1.3
Energy	2.3
Consumer Staples	3.7
Communication Services	6.3
Materials	6.7
Health Care	7.1
Consumer Discretionary	8.1
Industrials	8.2
Financials	17.5
Information Technology	37.8

Top Ten Country Exposure - % Equities

China
24.0
Taiwan
19.8
Republic of Korea
17.4
India
12.7
Brazil
5.7
South Africa
4.1
United States
2.1
Mexico
2.0
Saudi Arabia
2.0
Greece
1.9
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Greece	1.9
Saudi Arabia	2.0
Mexico	2.0
United States	2.1
South Africa	4.1
Brazil	5.7
India	12.7
Republic of Korea	17.4
Taiwan	19.8
China	24.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2026

Class R5: ZEMIX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_R5 0826

American Beacon

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2026 | Class R6: ZEMRX

This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.83%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 44.17% for the twelve months ended August 31, 2026, compared to the MSCI Emerging Markets Index (USD) return of 39.24%.

  Broad market performance was driven by Artificial Intelligence-related opportunities in China, Taiwan and South Korea as well as U.S. dollar weakness.

  The Fund’s focus on high-quality companies with improving operating performance benefitted from the momentum rallies.

  The Fund's performance was positive in all sectors where it invested, except within the Communication Services, Consumer Discretionary, Consumer Staples and Real Estate sectors. The Fund's holdings in the Information Technology sector were the most significant contributors to performance for the period.

Cumulative Performance from November 28, 2018 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	MSCI Emerging Markets Index (USD)
11/2018	$10,000	$10,000
11/2018	$9,980	$10,031
12/2018	$9,605	$9,765
01/2019	$10,487	$10,620
02/2019	$10,567	$10,644
03/2019	$10,687	$10,733
04/2019	$10,847	$10,959
05/2019	$10,086	$10,164
06/2019	$10,787	$10,798
07/2019	$10,627	$10,666
08/2019	$10,136	$10,146
09/2019	$10,246	$10,340
10/2019	$10,737	$10,776
11/2019	$10,717	$10,761
12/2019	$11,576	$11,564
01/2020	$10,855	$11,025
02/2020	$10,269	$10,444
03/2020	$8,664	$8,835
04/2020	$9,374	$9,644
05/2020	$9,477	$9,718
06/2020	$10,197	$10,433
07/2020	$11,144	$11,365
08/2020	$11,411	$11,616
09/2020	$11,236	$11,430
10/2020	$11,308	$11,665
11/2020	$12,275	$12,744
12/2020	$13,271	$13,681
01/2021	$13,843	$14,100
02/2021	$14,020	$14,208
03/2021	$13,770	$13,994
04/2021	$14,311	$14,342
05/2021	$14,353	$14,675
06/2021	$14,426	$14,700
07/2021	$13,770	$13,711
08/2021	$13,926	$14,070
09/2021	$13,136	$13,510
10/2021	$13,344	$13,644
11/2021	$12,637	$13,088
12/2021	$13,169	$13,333
01/2022	$12,988	$13,081
02/2022	$12,560	$12,690
03/2022	$12,369	$12,403
04/2022	$11,569	$11,713
05/2022	$11,839	$11,765
06/2022	$10,837	$10,983
07/2022	$10,735	$10,956
08/2022	$10,533	$11,002
09/2022	$9,417	$9,712
10/2022	$9,068	$9,410
11/2022	$10,544	$10,806
12/2022	$10,123	$10,654
01/2023	$11,069	$11,496
02/2023	$10,351	$10,750
03/2023	$10,647	$11,076
04/2023	$10,522	$10,950
05/2023	$10,134	$10,766
06/2023	$10,716	$11,175
07/2023	$11,240	$11,871
08/2023	$10,568	$11,140
09/2023	$10,317	$10,848
10/2023	$9,975	$10,427
11/2023	$10,807	$11,261
12/2023	$11,182	$11,702
01/2024	$10,762	$11,158
02/2024	$11,275	$11,689
03/2024	$11,567	$11,979
04/2024	$11,602	$12,032
05/2024	$11,893	$12,100
06/2024	$12,313	$12,577
07/2024	$12,243	$12,615
08/2024	$12,371	$12,819
09/2024	$13,024	$13,675
10/2024	$12,663	$13,066
11/2024	$12,453	$12,597
12/2024	$12,611	$12,580
01/2025	$12,836	$12,804
02/2025	$12,978	$12,866
03/2025	$13,013	$12,948
04/2025	$13,190	$13,118
05/2025	$13,853	$13,678
06/2025	$14,669	$14,500
07/2025	$14,965	$14,783
08/2025	$15,320	$14,972
09/2025	$16,444	$16,043
10/2025	$17,177	$16,714
11/2025	$16,692	$16,314
12/2025	$17,227	$16,802
01/2026	$19,027	$18,290
02/2026	$20,218	$19,295
03/2026	$17,864	$16,774
04/2026	$20,453	$19,242
05/2026	$22,406	$21,106
06/2026	$22,503	$20,809
07/2026	$21,492	$20,169
08/2026	$22,087	$20,848

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
R6 ClassFootnote Reference1	44.17%	9.66%	10.76%
MSCI Emerging Markets Index (USD)	39.24%	8.18%	10.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$334,175,798
# of Portfolio Holdings	84
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,662,394

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.7
Investment Companies	2.2
Common Stocks	2.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.6
Samsung Electronics Co. Ltd.	7.8
SK Hynix, Inc.	6.0
Tencent Holdings Ltd.	3.3
WuXi AppTec Co. Ltd., Class A	2.7
MediaTek, Inc.	2.0
Alibaba Group Holding Ltd.	1.9
Shinhan Financial Group Co. Ltd.	1.5
ICICI Bank Ltd., ADR	1.4
Grupo Mexico SAB de CV, Series B	1.4

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.0
Utilities	1.3
Energy	2.3
Consumer Staples	3.7
Communication Services	6.3
Materials	6.7
Health Care	7.1
Consumer Discretionary	8.1
Industrials	8.2
Financials	17.5
Information Technology	37.8

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Greece	1.9
Saudi Arabia	2.0
Mexico	2.0
United States	2.1
South Africa	4.1
Brazil	5.7
India	12.7
Republic of Korea	17.4
Taiwan	19.8
China	24.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2026

Class R6: ZEMRX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_R6 0826

American Beacon

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2026 | Class Y: ZEMAX

This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$112	0.92%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 43.96% for the twelve months ended August 31, 2026, compared to the MSCI Emerging Markets Index (USD) return of 39.24%.

  Broad market performance was driven by Artificial Intelligence-related opportunities in China, Taiwan and South Korea as well as U.S. dollar weakness.

  The Fund’s focus on high-quality companies with improving operating performance benefitted from the momentum rallies.

  The Fund's performance was positive in all sectors where it invested, except within the Communication Services, Consumer Discretionary, Consumer Staples and Real Estate sectors. The Fund's holdings in the Information Technology sector were the most significant contributors to performance for the period.

Cumulative Performance from November 28, 2018 through August 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI Emerging Markets Index (USD)
11/2018	$100,000	$100,000
11/2018	$99,800	$100,309
12/2018	$96,029	$97,652
01/2019	$104,840	$106,201
02/2019	$105,541	$106,440
03/2019	$106,743	$107,334
04/2019	$108,345	$109,594
05/2019	$100,735	$101,642
06/2019	$107,744	$107,985
07/2019	$106,142	$106,664
08/2019	$101,135	$101,464
09/2019	$102,237	$103,400
10/2019	$107,143	$107,762
11/2019	$106,943	$107,613
12/2019	$115,475	$115,642
01/2020	$108,187	$110,250
02/2020	$102,439	$104,437
03/2020	$86,324	$88,352
04/2020	$93,406	$96,442
05/2020	$94,330	$97,183
06/2020	$101,618	$104,327
07/2020	$110,958	$113,650
08/2020	$113,627	$116,162
09/2020	$111,882	$114,298
10/2020	$112,601	$116,653
11/2020	$122,146	$127,442
12/2020	$132,117	$136,811
01/2021	$137,708	$141,004
02/2021	$139,365	$142,082
03/2021	$136,984	$139,939
04/2021	$142,264	$143,422
05/2021	$142,678	$146,747
06/2021	$143,403	$147,001
07/2021	$136,880	$137,109
08/2021	$138,330	$140,697
09/2021	$130,461	$135,105
10/2021	$132,531	$136,438
11/2021	$125,491	$130,877
12/2021	$130,780	$133,334
01/2022	$128,878	$130,809
02/2022	$124,626	$126,898
03/2022	$122,725	$124,033
04/2022	$114,782	$117,133
05/2022	$117,467	$117,650
06/2022	$107,398	$109,831
07/2022	$106,391	$109,562
08/2022	$104,266	$110,020
09/2022	$93,190	$97,122
10/2022	$89,834	$94,106
11/2022	$104,377	$108,064
12/2022	$100,350	$106,545
01/2023	$109,636	$114,958
02/2023	$102,476	$107,503
03/2023	$105,384	$110,758
04/2023	$104,154	$109,505
05/2023	$100,238	$107,665
06/2023	$105,944	$111,754
07/2023	$111,202	$118,709
08/2023	$104,489	$111,396
09/2023	$102,028	$108,483
10/2023	$98,672	$104,268
11/2023	$106,839	$112,613
12/2023	$110,556	$117,017
01/2024	$106,412	$111,583
02/2024	$111,564	$116,892
03/2024	$114,365	$119,787
04/2024	$114,701	$120,322
05/2024	$117,501	$121,004
06/2024	$121,645	$125,776
07/2024	$120,861	$126,151
08/2024	$122,206	$128,187
09/2024	$128,590	$136,747
10/2024	$125,118	$130,664
11/2024	$122,878	$125,971
12/2024	$124,446	$125,798
01/2025	$126,686	$128,045
02/2025	$128,030	$128,665
03/2025	$128,254	$129,480
04/2025	$130,046	$131,181
05/2025	$136,543	$136,778
06/2025	$144,832	$145,002
07/2025	$147,744	$147,828
08/2025	$151,329	$149,724
09/2025	$162,306	$160,434
10/2025	$169,587	$167,139
11/2025	$164,770	$163,141
12/2025	$170,058	$168,023
01/2026	$187,897	$182,898
02/2026	$199,616	$192,948
03/2026	$176,308	$167,744
04/2026	$201,830	$192,422
05/2026	$220,971	$211,061
06/2026	$222,013	$208,088
07/2026	$211,987	$201,692
08/2026	$217,846	$208,483

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class YFootnote Reference1	43.96%	9.51%	10.56%
MSCI Emerging Markets Index (USD)	39.24%	8.18%	10.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$334,175,798
# of Portfolio Holdings	84
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,662,394

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.7
Investment Companies	2.2
Common Stocks	2.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.6
Samsung Electronics Co. Ltd.	7.8
SK Hynix, Inc.	6.0
Tencent Holdings Ltd.	3.3
WuXi AppTec Co. Ltd., Class A	2.7
MediaTek, Inc.	2.0
Alibaba Group Holding Ltd.	1.9
Shinhan Financial Group Co. Ltd.	1.5
ICICI Bank Ltd., ADR	1.4
Grupo Mexico SAB de CV, Series B	1.4

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.0
Utilities	1.3
Energy	2.3
Consumer Staples	3.7
Communication Services	6.3
Materials	6.7
Health Care	7.1
Consumer Discretionary	8.1
Industrials	8.2
Financials	17.5
Information Technology	37.8

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Greece	1.9
Saudi Arabia	2.0
Mexico	2.0
United States	2.1
South Africa	4.1
Brazil	5.7
India	12.7
Republic of Korea	17.4
Taiwan	19.8
China	24.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2026

Class Y: ZEMAX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_Y 0826

American Beacon

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2026 | Class R5: ZGFIX

This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$90	0.86%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 9.66% for the twelve months ended August 31, 2026, compared to the MSCI ACWI Index (USD) return of 22.35%.

  Broad market performance was driven by continued momentum in Artificial Intelligence-adjacent companies across the U.S. and Asia, particularly within the semiconductor industry, as well as resilient global earnings overall.

  The Fund’s focus on high-quality global companies with durable cash flows did not keep pace with the high beta and momentum-driven rally.

  The Fund's performance was positive in all sectors where it invested except within the Consumer Discretionary, Industrials and Financials sectors. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully.

Cumulative Performance from December 11, 2017 through August 31, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	MSCI ACWI Index (USD)
12/2017	$250,000	$250,000
12/2017	$250,948	$253,574
01/2018	$259,955	$267,881
02/2018	$249,947	$256,623
03/2018	$249,447	$251,133
04/2018	$246,945	$253,533
05/2018	$250,698	$253,852
06/2018	$256,452	$252,472
07/2018	$264,959	$260,084
08/2018	$268,962	$262,134
09/2018	$269,212	$263,267
10/2018	$254,951	$243,542
11/2018	$262,207	$247,106
12/2018	$242,889	$229,698
01/2019	$258,275	$247,837
02/2019	$268,616	$254,470
03/2019	$278,200	$257,664
04/2019	$286,019	$266,367
05/2019	$273,660	$250,567
06/2019	$287,785	$266,975
07/2019	$291,820	$267,758
08/2019	$292,325	$261,403
09/2019	$288,289	$266,903
10/2019	$294,343	$274,206
11/2019	$301,657	$280,901
12/2019	$311,220	$290,789
01/2020	$316,055	$287,586
02/2020	$293,916	$264,359
03/2020	$271,777	$228,668
04/2020	$297,479	$253,162
05/2020	$312,747	$264,173
06/2020	$317,073	$272,609
07/2020	$329,033	$287,030
08/2020	$344,047	$304,602
09/2020	$332,596	$294,776
10/2020	$314,274	$287,607
11/2020	$342,775	$323,060
12/2020	$363,249	$338,058
01/2021	$352,520	$336,523
02/2021	$358,906	$344,320
03/2021	$368,869	$353,519
04/2021	$392,370	$368,969
05/2021	$396,202	$374,717
06/2021	$405,143	$379,651
07/2021	$415,105	$382,267
08/2021	$420,980	$391,836
09/2021	$399,012	$375,654
10/2021	$423,790	$394,823
11/2021	$408,719	$385,316
12/2021	$430,725	$400,725
01/2022	$404,891	$381,052
02/2022	$389,801	$371,204
03/2022	$394,660	$379,249
04/2022	$368,060	$348,894
05/2022	$368,827	$349,296
06/2022	$341,203	$319,857
07/2022	$369,083	$342,188
08/2022	$350,923	$329,591
09/2022	$318,951	$298,041
10/2022	$339,413	$316,025
11/2022	$366,014	$340,540
12/2022	$352,984	$327,139
01/2023	$381,479	$350,593
02/2023	$361,969	$340,540
03/2023	$377,628	$351,036
04/2023	$384,303	$356,083
05/2023	$375,318	$352,272
06/2023	$395,085	$372,729
07/2023	$404,327	$386,367
08/2023	$398,936	$375,572
09/2023	$380,452	$360,039
10/2023	$373,264	$349,213
11/2023	$405,097	$381,453
12/2023	$421,379	$399,767
01/2024	$426,273	$402,116
02/2024	$433,743	$419,369
03/2024	$438,636	$432,533
04/2024	$413,910	$418,267
05/2024	$427,561	$435,252
06/2024	$442,500	$444,945
07/2024	$447,651	$452,124
08/2024	$455,121	$463,609
09/2024	$455,636	$474,373
10/2024	$443,530	$463,733
11/2024	$460,787	$481,078
12/2024	$454,354	$469,686
01/2025	$469,327	$485,456
02/2025	$476,039	$482,531
03/2025	$467,520	$463,465
04/2025	$477,330	$467,791
05/2025	$503,920	$494,675
06/2025	$515,021	$516,882
07/2025	$501,339	$523,897
08/2025	$508,309	$536,834
09/2025	$520,442	$556,292
10/2025	$519,152	$568,734
11/2025	$528,961	$568,662
12/2025	$538,433	$574,606
01/2026	$540,385	$591,632
02/2026	$525,886	$599,244
03/2026	$491,589	$556,209
04/2026	$511,107	$612,789
05/2026	$520,030	$644,411
06/2026	$521,145	$639,240
07/2026	$544,010	$639,724
08/2026	$557,394	$656,813

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class R5Footnote Reference1	9.66%	5.77%	9.63%
MSCI ACWI Index (USD)	22.35%	10.88%	11.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$328,092,854
# of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Management Fees Paid	$2,843,836

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	69.9
Foreign Common Stocks	28.4
Investment Companies	1.7
Warrants	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Visa, Inc., Class A	9.2
ASML Holding NV	7.8
Microsoft Corp.	5.9
Philip Morris International, Inc.	5.9
Booking Holdings, Inc.	5.0
Marsh & McLennan Cos., Inc.	4.7
Alphabet, Inc., Class A	4.6
Johnson & Johnson	3.8
London Stock Exchange Group PLC	3.8
NetEase, Inc., ADR	3.6

Excludes cash equivalents.

Sector Allocation - % Equities

Information Technology
28.2
Financials
26.5
Health Care
11.9
Consumer Staples
11.1
Communication Services
9.9
Consumer Discretionary
8.4
Industrials
4.0
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Industrials	4.0
Consumer Discretionary	8.4
Communication Services	9.9
Consumer Staples	11.1
Health Care	11.9
Financials	26.5
Information Technology	28.2

Country Exposure - % Equities

United States
71.1
China
8.7
Netherlands
8.0
United Kingdom
4.7
France
3.2
Germany
2.6
Israel
1.7
Canada
0.0
0%
20%
40%
60%
80%

Table Summary
Value	Value
Canada	0.0
Israel	1.7
Germany	2.6
France	3.2
United Kingdom	4.7
Netherlands	8.0
China	8.7
United States	71.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2026

Class R5: ZGFIX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_R5 0826

American Beacon

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2026 | Class R6: ZGFRX

This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 9.65% for the twelve months ended August 31, 2026, compared to the MSCI ACWI Index (USD) return of 22.35%.

  Broad market performance was driven by continued momentum in Artificial Intelligence-adjacent companies across the U.S. and Asia, particularly within the semiconductor industry, as well as resilient global earnings overall.

  The Fund’s focus on high-quality global companies with durable cash flows did not keep pace with the high beta and momentum-driven rally.

  The Fund's performance was positive in all sectors where it invested except within the Consumer Discretionary, Industrials and Financials sectors. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully.

Cumulative Performance from December 11, 2017 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	MSCI ACWI Index (USD)
12/2017	$10,000	$10,000
12/2017	$10,038	$10,143
01/2018	$10,398	$10,715
02/2018	$9,998	$10,265
03/2018	$9,978	$10,045
04/2018	$9,878	$10,141
05/2018	$10,028	$10,154
06/2018	$10,258	$10,099
07/2018	$10,598	$10,403
08/2018	$10,758	$10,485
09/2018	$10,768	$10,531
10/2018	$10,198	$9,742
11/2018	$10,488	$9,884
12/2018	$9,716	$9,188
01/2019	$10,331	$9,913
02/2019	$10,745	$10,179
03/2019	$11,128	$10,306
04/2019	$11,441	$10,655
05/2019	$10,946	$10,023
06/2019	$11,511	$10,679
07/2019	$11,673	$10,710
08/2019	$11,693	$10,456
09/2019	$11,532	$10,676
10/2019	$11,774	$10,968
11/2019	$12,066	$11,236
12/2019	$12,449	$11,631
01/2020	$12,642	$11,503
02/2020	$11,757	$10,574
03/2020	$10,871	$9,147
04/2020	$11,899	$10,126
05/2020	$12,510	$10,567
06/2020	$12,683	$10,904
07/2020	$13,161	$11,481
08/2020	$13,762	$12,184
09/2020	$13,304	$11,791
10/2020	$12,571	$11,504
11/2020	$13,711	$12,922
12/2020	$14,530	$13,522
01/2021	$14,101	$13,461
02/2021	$14,356	$13,773
03/2021	$14,755	$14,141
04/2021	$15,695	$14,759
05/2021	$15,848	$14,989
06/2021	$16,206	$15,186
07/2021	$16,604	$15,291
08/2021	$16,839	$15,673
09/2021	$15,960	$15,026
10/2021	$16,952	$15,793
11/2021	$16,349	$15,412
12/2021	$17,229	$16,029
01/2022	$16,196	$15,242
02/2022	$15,592	$14,848
03/2022	$15,786	$15,170
04/2022	$14,722	$13,956
05/2022	$14,753	$13,972
06/2022	$13,648	$12,794
07/2022	$14,763	$13,687
08/2022	$14,037	$13,183
09/2022	$12,758	$11,922
10/2022	$13,576	$12,641
11/2022	$14,641	$13,621
12/2022	$14,119	$13,085
01/2023	$15,259	$14,024
02/2023	$14,479	$13,621
03/2023	$15,105	$14,041
04/2023	$15,372	$14,243
05/2023	$15,013	$14,091
06/2023	$15,803	$14,909
07/2023	$16,173	$15,454
08/2023	$15,957	$15,023
09/2023	$15,218	$14,401
10/2023	$14,931	$13,968
11/2023	$16,204	$15,258
12/2023	$16,855	$15,991
01/2024	$17,051	$16,084
02/2024	$17,350	$16,775
03/2024	$17,545	$17,301
04/2024	$16,556	$16,730
05/2024	$17,102	$17,410
06/2024	$17,700	$17,798
07/2024	$17,906	$18,085
08/2024	$18,205	$18,544
09/2024	$18,225	$18,975
10/2024	$17,741	$18,549
11/2024	$18,421	$19,243
12/2024	$18,170	$18,787
01/2025	$18,769	$19,418
02/2025	$19,037	$19,301
03/2025	$18,696	$18,538
04/2025	$19,099	$18,711
05/2025	$20,152	$19,787
06/2025	$20,606	$20,675
07/2025	$20,059	$20,956
08/2025	$20,338	$21,473
09/2025	$20,813	$22,251
10/2025	$20,761	$22,749
11/2025	$21,164	$22,746
12/2025	$21,531	$22,984
01/2026	$21,609	$23,665
02/2026	$21,041	$23,970
03/2026	$19,658	$22,248
04/2026	$20,450	$24,511
05/2026	$20,807	$25,776
06/2026	$20,851	$25,569
07/2026	$21,766	$25,589
08/2026	$22,301	$26,272

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
R6 ClassFootnote Reference1	9.65%	5.78%	9.63%
MSCI ACWI Index (USD)	22.35%	10.88%	11.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$328,092,854
# of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Management Fees Paid	$2,843,836

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	69.9
Foreign Common Stocks	28.4
Investment Companies	1.7
Warrants	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Visa, Inc., Class A	9.2
ASML Holding NV	7.8
Microsoft Corp.	5.9
Philip Morris International, Inc.	5.9
Booking Holdings, Inc.	5.0
Marsh & McLennan Cos., Inc.	4.7
Alphabet, Inc., Class A	4.6
Johnson & Johnson	3.8
London Stock Exchange Group PLC	3.8
NetEase, Inc., ADR	3.6

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.0
Consumer Discretionary	8.4
Communication Services	9.9
Consumer Staples	11.1
Health Care	11.9
Financials	26.5
Information Technology	28.2

Country Exposure - % Equities

Table Summary
Value	Value
Canada	0.0
Israel	1.7
Germany	2.6
France	3.2
United Kingdom	4.7
Netherlands	8.0
China	8.7
United States	71.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2026

Class R6: ZGFRX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_R6 0826

American Beacon

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2026 | Class Y: ZGFAX

This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$90	0.86%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 9.64% for the twelve months ended August 31, 2026, compared to the MSCI ACWI Index (USD) return of 22.35%.

  Broad market performance was driven by continued momentum in Artificial Intelligence-adjacent companies across the U.S. and Asia, particularly within the semiconductor industry, as well as resilient global earnings overall.

  The Fund’s focus on high-quality global companies with durable cash flows did not keep pace with the high beta and momentum-driven rally.

  The Fund's performance was positive in all sectors where it invested except within the Consumer Discretionary, Industrials and Financials sectors. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully.

Cumulative Performance from December 11, 2017 through August 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI ACWI Index (USD)
12/2017	$100,000	$100,000
12/2017	$100,379	$101,430
01/2018	$103,982	$107,152
02/2018	$99,979	$102,649
03/2018	$99,779	$100,453
04/2018	$98,778	$101,413
05/2018	$100,279	$101,541
06/2018	$102,581	$100,989
07/2018	$105,983	$104,034
08/2018	$107,585	$104,853
09/2018	$107,685	$105,307
10/2018	$101,980	$97,417
11/2018	$104,783	$98,842
12/2018	$97,107	$91,879
01/2019	$103,258	$99,135
02/2019	$107,291	$101,788
03/2019	$111,123	$103,065
04/2019	$114,249	$106,547
05/2019	$109,308	$100,227
06/2019	$114,854	$106,790
07/2019	$116,467	$107,103
08/2019	$116,568	$104,561
09/2019	$115,056	$106,761
10/2019	$117,375	$109,682
11/2019	$120,299	$112,360
12/2019	$124,034	$116,316
01/2020	$126,066	$115,034
02/2020	$117,127	$105,743
03/2020	$108,289	$91,467
04/2020	$118,549	$101,265
05/2020	$124,644	$105,669
06/2020	$126,269	$109,044
07/2020	$131,044	$114,812
08/2020	$137,037	$121,841
09/2020	$132,364	$117,910
10/2020	$125,050	$115,043
11/2020	$136,428	$129,224
12/2020	$144,484	$135,223
01/2021	$140,109	$134,609
02/2021	$142,755	$137,728
03/2021	$146,621	$141,407
04/2021	$155,982	$147,588
05/2021	$157,407	$149,887
06/2021	$160,866	$151,860
07/2021	$164,936	$152,907
08/2021	$167,175	$156,734
09/2021	$158,424	$150,262
10/2021	$168,294	$157,929
11/2021	$162,189	$154,126
12/2021	$170,939	$160,290
01/2022	$160,561	$152,420
02/2022	$154,659	$148,482
03/2022	$156,491	$151,699
04/2022	$145,909	$139,557
05/2022	$146,214	$139,718
06/2022	$135,123	$127,943
07/2022	$146,214	$136,875
08/2022	$138,990	$131,836
09/2022	$126,271	$119,216
10/2022	$134,411	$126,410
11/2022	$144,891	$136,216
12/2022	$139,648	$130,856
01/2023	$150,946	$140,237
02/2023	$143,210	$136,216
03/2023	$149,419	$140,414
04/2023	$151,964	$142,433
05/2023	$148,401	$140,909
06/2023	$156,137	$149,091
07/2023	$159,801	$154,546
08/2023	$157,664	$150,229
09/2023	$150,335	$144,015
10/2023	$147,485	$139,685
11/2023	$160,005	$152,581
12/2023	$166,313	$159,907
01/2024	$168,249	$160,846
02/2024	$171,205	$167,747
03/2024	$173,039	$173,013
04/2024	$163,256	$167,307
05/2024	$168,657	$174,101
06/2024	$174,466	$177,978
07/2024	$176,504	$180,849
08/2024	$179,357	$185,443
09/2024	$179,561	$189,749
10/2024	$174,670	$185,493
11/2024	$181,497	$192,431
12/2024	$179,054	$187,874
01/2025	$184,876	$194,182
02/2025	$187,532	$193,012
03/2025	$184,161	$185,386
04/2025	$188,043	$187,116
05/2025	$198,563	$197,870
06/2025	$202,955	$206,753
07/2025	$197,542	$209,559
08/2025	$200,300	$214,733
09/2025	$205,100	$222,516
10/2025	$204,590	$227,494
11/2025	$208,471	$227,465
12/2025	$212,108	$229,842
01/2026	$212,881	$236,653
02/2026	$207,253	$239,697
03/2026	$193,678	$222,483
04/2026	$201,404	$245,115
05/2026	$204,935	$257,764
06/2026	$205,266	$255,696
07/2026	$214,315	$255,890
08/2026	$219,613	$262,725

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class YFootnote Reference1	9.64%	5.61%	9.44%
MSCI ACWI Index (USD)	22.35%	10.88%	11.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$328,092,854
# of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Management Fees Paid	$2,843,836

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	69.9
Foreign Common Stocks	28.4
Investment Companies	1.7
Warrants	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Visa, Inc., Class A	9.2
ASML Holding NV	7.8
Microsoft Corp.	5.9
Philip Morris International, Inc.	5.9
Booking Holdings, Inc.	5.0
Marsh & McLennan Cos., Inc.	4.7
Alphabet, Inc., Class A	4.6
Johnson & Johnson	3.8
London Stock Exchange Group PLC	3.8
NetEase, Inc., ADR	3.6

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.0
Consumer Discretionary	8.4
Communication Services	9.9
Consumer Staples	11.1
Health Care	11.9
Financials	26.5
Information Technology	28.2

Country Exposure - % Equities

Table Summary
Value	Value
Canada	0.0
Israel	1.7
Germany	2.6
France	3.2
United Kingdom	4.7
Netherlands	8.0
China	8.7
United States	71.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2026

Class Y: ZGFAX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_Y 0826

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026 | Class A: SHOAX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.07%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.20% (with sales charges) and 6.27% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$9,528	$10,000	$10,000
09/2016	$9,571	$9,994	$10,065
10/2016	$9,617	$9,918	$10,096
11/2016	$9,640	$9,683	$10,056
12/2016	$9,820	$9,697	$10,254
01/2017	$9,939	$9,716	$10,392
02/2017	$10,052	$9,781	$10,554
03/2017	$10,061	$9,776	$10,532
04/2017	$10,159	$9,851	$10,651
05/2017	$10,184	$9,927	$10,746
06/2017	$10,168	$9,917	$10,758
07/2017	$10,267	$9,960	$10,882
08/2017	$10,207	$10,049	$10,879
09/2017	$10,370	$10,001	$10,977
10/2017	$10,425	$10,007	$11,019
11/2017	$10,464	$9,994	$10,989
12/2017	$10,517	$10,040	$11,021
01/2018	$10,608	$9,925	$11,092
02/2018	$10,489	$9,830	$10,989
03/2018	$10,475	$9,894	$10,921
04/2018	$10,568	$9,820	$10,994
05/2018	$10,560	$9,890	$10,992
06/2018	$10,624	$9,878	$11,030
07/2018	$10,710	$9,880	$11,153
08/2018	$10,718	$9,944	$11,234
09/2018	$10,802	$9,880	$11,299
10/2018	$10,720	$9,802	$11,114
11/2018	$10,568	$9,860	$11,013
12/2018	$10,322	$10,041	$10,772
01/2019	$10,712	$10,148	$11,267
02/2019	$10,854	$10,142	$11,457
03/2019	$10,970	$10,337	$11,569
04/2019	$11,163	$10,339	$11,731
05/2019	$11,010	$10,523	$11,582
06/2019	$11,230	$10,655	$11,866
07/2019	$11,254	$10,679	$11,927
08/2019	$11,238	$10,955	$11,973
09/2019	$11,328	$10,897	$12,011
10/2019	$11,359	$10,930	$12,039
11/2019	$11,328	$10,924	$12,072
12/2019	$11,567	$10,917	$12,324
01/2020	$11,512	$11,127	$12,325
02/2020	$11,258	$11,327	$12,134
03/2020	$9,312	$11,260	$10,707
04/2020	$9,781	$11,460	$11,114
05/2020	$10,519	$11,514	$11,622
06/2020	$10,742	$11,586	$11,735
07/2020	$11,158	$11,759	$12,296
08/2020	$11,455	$11,665	$12,417
09/2020	$11,411	$11,658	$12,288
10/2020	$11,424	$11,606	$12,345
11/2020	$11,973	$11,720	$12,839
12/2020	$12,269	$11,736	$13,084
01/2021	$12,474	$11,652	$13,132
02/2021	$12,620	$11,484	$13,180
03/2021	$12,746	$11,340	$13,202
04/2021	$12,858	$11,430	$13,347
05/2021	$13,015	$11,467	$13,386
06/2021	$13,203	$11,548	$13,569
07/2021	$13,164	$11,677	$13,617
08/2021	$13,260	$11,655	$13,691
09/2021	$13,328	$11,554	$13,696
10/2021	$13,265	$11,551	$13,669
11/2021	$13,113	$11,585	$13,531
12/2021	$13,295	$11,555	$13,786
01/2022	$13,047	$11,306	$13,407
02/2022	$12,941	$11,180	$13,287
03/2022	$12,876	$10,869	$13,164
04/2022	$12,487	$10,457	$12,683
05/2022	$12,584	$10,524	$12,717
06/2022	$11,923	$10,359	$11,851
07/2022	$12,530	$10,612	$12,563
08/2022	$12,309	$10,313	$12,264
09/2022	$11,839	$9,867	$11,771
10/2022	$12,187	$9,739	$12,106
11/2022	$12,391	$10,097	$12,332
12/2022	$12,338	$10,052	$12,239
01/2023	$12,766	$10,361	$12,718
02/2023	$12,671	$10,093	$12,553
03/2023	$12,767	$10,350	$12,695
04/2023	$12,868	$10,412	$12,813
05/2023	$12,813	$10,299	$12,695
06/2023	$12,874	$10,262	$12,902
07/2023	$13,037	$10,255	$13,086
08/2023	$13,057	$10,189	$13,123
09/2023	$12,992	$9,931	$12,968
10/2023	$12,821	$9,774	$12,810
11/2023	$13,339	$10,216	$13,393
12/2023	$13,845	$10,608	$13,887
01/2024	$14,028	$10,578	$13,889
02/2024	$14,091	$10,429	$13,930
03/2024	$14,264	$10,525	$14,096
04/2024	$14,168	$10,259	$13,955
05/2024	$14,355	$10,433	$14,114
06/2024	$14,469	$10,532	$14,250
07/2024	$14,725	$10,778	$14,529
08/2024	$15,004	$10,933	$14,760
09/2024	$15,205	$11,079	$15,002
10/2024	$15,139	$10,805	$14,919
11/2024	$15,217	$10,919	$15,087
12/2024	$15,173	$10,740	$15,025
01/2025	$15,383	$10,797	$15,233
02/2025	$15,488	$11,035	$15,332
03/2025	$15,363	$11,039	$15,167
04/2025	$15,228	$11,082	$15,168
05/2025	$15,392	$11,003	$15,422
06/2025	$15,625	$11,172	$15,709
07/2025	$15,762	$11,143	$15,772
08/2025	$16,081	$11,276	$15,961
09/2025	$16,247	$11,399	$16,086
10/2025	$16,333	$11,470	$16,118
11/2025	$16,471	$11,541	$16,192
12/2025	$16,543	$11,524	$16,303
01/2026	$16,692	$11,537	$16,381
02/2026	$16,782	$11,726	$16,399
03/2026	$16,631	$11,519	$16,213
04/2026	$16,890	$11,532	$16,489
05/2026	$16,914	$11,568	$16,568
06/2026	$16,942	$11,596	$16,611
07/2026	$16,924	$11,445	$16,563
08/2026	$17,089	$11,489	$16,727

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	6.27%	5.20%	6.02%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	1.20%	4.19%	5.50%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Oil & Gas
16.4
Health Care - Services
8.7
Real Estate
6.9
Computers
6.7
Food
6.7
Commercial Services
5.5
Entertainment
5.5
Diversified Financial Services
5.2
Aerospace/Defense
4.5
Mortgage Real Estate Investment Trusts (REITs)
3.9
0%
5%
10%
15%
20%

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

United States
63.6
Sweden
6.9
United Kingdom
5.4
Norway
3.1
Canada
2.6
Mexico
2.5
Brazil
2.4
Germany
2.3
Luxembourg
1.7
United Arab Emirates
1.6
0%
10%
20%
30%
40%
50%
60%
70%

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026

Class A: SHOAX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_A 0826

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026 | Class C: SHOCX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.81%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.48% (with sales charges) and 5.48% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,029	$9,994	$10,065
10/2016	$10,070	$9,918	$10,096
11/2016	$10,099	$9,683	$10,056
12/2016	$10,281	$9,697	$10,254
01/2017	$10,398	$9,716	$10,392
02/2017	$10,511	$9,781	$10,554
03/2017	$10,513	$9,776	$10,532
04/2017	$10,609	$9,851	$10,651
05/2017	$10,629	$9,927	$10,746
06/2017	$10,606	$9,917	$10,758
07/2017	$10,702	$9,960	$10,882
08/2017	$10,633	$10,049	$10,879
09/2017	$10,785	$10,001	$10,977
10/2017	$10,836	$10,007	$11,019
11/2017	$10,881	$9,994	$10,989
12/2017	$10,916	$10,040	$11,021
01/2018	$11,014	$9,925	$11,092
02/2018	$10,885	$9,830	$10,989
03/2018	$10,864	$9,894	$10,921
04/2018	$10,953	$9,820	$10,994
05/2018	$10,938	$9,890	$10,992
06/2018	$10,996	$9,878	$11,030
07/2018	$11,067	$9,880	$11,153
08/2018	$11,067	$9,944	$11,234
09/2018	$11,148	$9,880	$11,299
10/2018	$11,068	$9,802	$11,114
11/2018	$10,894	$9,860	$11,013
12/2018	$10,684	$10,041	$10,772
01/2019	$11,077	$10,148	$11,267
02/2019	$11,206	$10,142	$11,457
03/2019	$11,330	$10,337	$11,569
04/2019	$11,522	$10,339	$11,731
05/2019	$11,358	$10,523	$11,582
06/2019	$11,577	$10,655	$11,866
07/2019	$11,593	$10,679	$11,927
08/2019	$11,570	$10,955	$11,973
09/2019	$11,643	$10,897	$12,011
10/2019	$11,680	$10,930	$12,039
11/2019	$11,642	$10,924	$12,072
12/2019	$11,879	$10,917	$12,324
01/2020	$11,817	$11,127	$12,325
02/2020	$11,550	$11,327	$12,134
03/2020	$9,550	$11,260	$10,707
04/2020	$10,035	$11,460	$11,114
05/2020	$10,779	$11,514	$11,622
06/2020	$10,999	$11,586	$11,735
07/2020	$11,416	$11,759	$12,296
08/2020	$11,710	$11,665	$12,417
09/2020	$11,672	$11,658	$12,288
10/2020	$11,678	$11,606	$12,345
11/2020	$12,228	$11,720	$12,839
12/2020	$12,520	$11,736	$13,084
01/2021	$12,720	$11,652	$13,132
02/2021	$12,861	$11,484	$13,180
03/2021	$12,980	$11,340	$13,202
04/2021	$13,086	$11,430	$13,347
05/2021	$13,237	$11,467	$13,386
06/2021	$13,418	$11,548	$13,569
07/2021	$13,371	$11,677	$13,617
08/2021	$13,460	$11,655	$13,691
09/2021	$13,534	$11,554	$13,696
10/2021	$13,449	$11,551	$13,669
11/2021	$13,302	$11,585	$13,531
12/2021	$13,477	$11,555	$13,786
01/2022	$13,206	$11,306	$13,407
02/2022	$13,093	$11,180	$13,287
03/2022	$13,020	$10,869	$13,164
04/2022	$12,623	$10,457	$12,683
05/2022	$12,713	$10,524	$12,717
06/2022	$12,030	$10,359	$11,851
07/2022	$12,629	$10,612	$12,563
08/2022	$12,414	$10,313	$12,264
09/2022	$11,938	$9,867	$11,771
10/2022	$12,264	$9,739	$12,106
11/2022	$12,475	$10,097	$12,332
12/2022	$12,415	$10,052	$12,239
01/2023	$12,834	$10,361	$12,718
02/2023	$12,733	$10,093	$12,553
03/2023	$12,821	$10,350	$12,695
04/2023	$12,915	$10,412	$12,813
05/2023	$12,853	$10,299	$12,695
06/2023	$12,906	$10,262	$12,902
07/2023	$13,059	$10,255	$13,086
08/2023	$13,071	$10,189	$13,123
09/2023	$12,999	$9,931	$12,968
10/2023	$12,822	$9,774	$12,810
11/2023	$13,328	$10,216	$13,393
12/2023	$13,822	$10,608	$13,887
01/2024	$13,995	$10,578	$13,889
02/2024	$14,050	$10,429	$13,930
03/2024	$14,213	$10,525	$14,096
04/2024	$14,110	$10,259	$13,955
05/2024	$14,286	$10,433	$14,114
06/2024	$14,390	$10,532	$14,250
07/2024	$14,651	$10,778	$14,529
08/2024	$14,900	$10,933	$14,760
09/2024	$15,107	$11,079	$15,002
10/2024	$15,017	$10,805	$14,919
11/2024	$15,101	$10,919	$15,087
12/2024	$15,032	$10,740	$15,025
01/2025	$15,230	$10,797	$15,233
02/2025	$15,325	$11,035	$15,332
03/2025	$15,194	$11,039	$15,167
04/2025	$15,054	$11,082	$15,168
05/2025	$15,205	$11,003	$15,422
06/2025	$15,425	$11,172	$15,709
07/2025	$15,550	$11,143	$15,772
08/2025	$15,869	$11,276	$15,961
09/2025	$16,023	$11,399	$16,086
10/2025	$16,097	$11,470	$16,118
11/2025	$16,206	$11,541	$16,192
12/2025	$16,284	$11,524	$16,303
01/2026	$16,420	$11,537	$16,381
02/2026	$16,498	$11,726	$16,399
03/2026	$16,342	$11,519	$16,213
04/2026	$16,584	$11,532	$16,489
05/2026	$16,598	$11,568	$16,568
06/2026	$16,615	$11,596	$16,611
07/2026	$16,587	$11,445	$16,563
08/2026	$16,739	$11,489	$16,727

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	5.48%	4.46%	5.29%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.48%	4.46%	5.29%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026

Class C: SHOCX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_C 0826

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026 | Investor Class: SHYPX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.10%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 6.23% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,046	$9,994	$10,065
10/2016	$10,095	$9,918	$10,096
11/2016	$10,130	$9,683	$10,056
12/2016	$10,309	$9,697	$10,254
01/2017	$10,435	$9,716	$10,392
02/2017	$10,555	$9,781	$10,554
03/2017	$10,565	$9,776	$10,532
04/2017	$10,668	$9,851	$10,651
05/2017	$10,695	$9,927	$10,746
06/2017	$10,678	$9,917	$10,758
07/2017	$10,783	$9,960	$10,882
08/2017	$10,731	$10,049	$10,879
09/2017	$10,892	$10,001	$10,977
10/2017	$10,952	$10,007	$11,019
11/2017	$10,992	$9,994	$10,989
12/2017	$11,043	$10,040	$11,021
01/2018	$11,138	$9,925	$11,092
02/2018	$11,013	$9,830	$10,989
03/2018	$10,998	$9,894	$10,921
04/2018	$11,096	$9,820	$10,994
05/2018	$11,084	$9,890	$10,992
06/2018	$11,162	$9,878	$11,030
07/2018	$11,241	$9,880	$11,153
08/2018	$11,247	$9,944	$11,234
09/2018	$11,336	$9,880	$11,299
10/2018	$11,250	$9,802	$11,114
11/2018	$11,089	$9,860	$11,013
12/2018	$10,882	$10,041	$10,772
01/2019	$11,292	$10,148	$11,267
02/2019	$11,430	$10,142	$11,457
03/2019	$11,564	$10,337	$11,569
04/2019	$11,756	$10,339	$11,731
05/2019	$11,595	$10,523	$11,582
06/2019	$11,839	$10,655	$11,866
07/2019	$11,862	$10,679	$11,927
08/2019	$11,845	$10,955	$11,973
09/2019	$11,928	$10,897	$12,011
10/2019	$11,961	$10,930	$12,039
11/2019	$11,940	$10,924	$12,072
12/2019	$12,192	$10,917	$12,324
01/2020	$12,121	$11,127	$12,325
02/2020	$11,865	$11,327	$12,134
03/2020	$9,814	$11,260	$10,707
04/2020	$10,321	$11,460	$11,114
05/2020	$11,098	$11,514	$11,622
06/2020	$11,333	$11,586	$11,735
07/2020	$11,759	$11,759	$12,296
08/2020	$12,071	$11,665	$12,417
09/2020	$12,024	$11,658	$12,288
10/2020	$12,037	$11,606	$12,345
11/2020	$12,616	$11,720	$12,839
12/2020	$12,928	$11,736	$13,084
01/2021	$13,144	$11,652	$13,132
02/2021	$13,283	$11,484	$13,180
03/2021	$13,429	$11,340	$13,202
04/2021	$13,534	$11,430	$13,347
05/2021	$13,699	$11,467	$13,386
06/2021	$13,910	$11,548	$13,569
07/2021	$13,869	$11,677	$13,617
08/2021	$13,970	$11,655	$13,691
09/2021	$14,041	$11,554	$13,696
10/2021	$13,975	$11,551	$13,669
11/2021	$13,815	$11,585	$13,531
12/2021	$14,006	$11,555	$13,786
01/2022	$13,730	$11,306	$13,407
02/2022	$13,632	$11,180	$13,287
03/2022	$13,563	$10,869	$13,164
04/2022	$13,169	$10,457	$12,683
05/2022	$13,256	$10,524	$12,717
06/2022	$12,560	$10,359	$11,851
07/2022	$13,198	$10,612	$12,563
08/2022	$12,964	$10,313	$12,264
09/2022	$12,485	$9,867	$11,771
10/2022	$12,835	$9,739	$12,106
11/2022	$13,050	$10,097	$12,332
12/2022	$13,009	$10,052	$12,239
01/2023	$13,460	$10,361	$12,718
02/2023	$13,345	$10,093	$12,553
03/2023	$13,461	$10,350	$12,695
04/2023	$13,568	$10,412	$12,813
05/2023	$13,494	$10,299	$12,695
06/2023	$13,573	$10,262	$12,902
07/2023	$13,727	$10,255	$13,086
08/2023	$13,764	$10,189	$13,123
09/2023	$13,679	$9,931	$12,968
10/2023	$13,499	$9,774	$12,810
11/2023	$14,060	$10,216	$13,393
12/2023	$14,577	$10,608	$13,887
01/2024	$14,770	$10,578	$13,889
02/2024	$14,836	$10,429	$13,930
03/2024	$15,017	$10,525	$14,096
04/2024	$14,916	$10,259	$13,955
05/2024	$15,112	$10,433	$14,114
06/2024	$15,231	$10,532	$14,250
07/2024	$15,502	$10,778	$14,529
08/2024	$15,795	$10,933	$14,760
09/2024	$16,007	$11,079	$15,002
10/2024	$15,937	$10,805	$14,919
11/2024	$16,037	$10,919	$15,087
12/2024	$15,972	$10,740	$15,025
01/2025	$16,193	$10,797	$15,233
02/2025	$16,303	$11,035	$15,332
03/2025	$16,189	$11,039	$15,167
04/2025	$16,029	$11,082	$15,168
05/2025	$16,202	$11,003	$15,422
06/2025	$16,446	$11,172	$15,709
07/2025	$16,590	$11,143	$15,772
08/2025	$16,943	$11,276	$15,961
09/2025	$17,117	$11,399	$16,086
10/2025	$17,207	$11,470	$16,118
11/2025	$17,333	$11,541	$16,192
12/2025	$17,428	$11,524	$16,303
01/2026	$17,584	$11,537	$16,381
02/2026	$17,679	$11,726	$16,399
03/2026	$17,500	$11,519	$16,213
04/2026	$17,772	$11,532	$16,489
05/2026	$17,816	$11,568	$16,568
06/2026	$17,845	$11,596	$16,611
07/2026	$17,825	$11,445	$16,563
08/2026	$17,999	$11,489	$16,727

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	6.23%	5.20%	6.05%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026

Investor Class: SHYPX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_Investor 0826

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026 | Class R5: SHOIX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$76	0.74%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 6.61% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$250,000	$250,000	$250,000
09/2016	$250,943	$249,854	$251,615
10/2016	$252,220	$247,942	$252,403
11/2016	$253,162	$242,078	$251,408
12/2016	$257,965	$242,419	$256,352
01/2017	$261,160	$242,895	$259,795
02/2017	$263,946	$244,527	$263,849
03/2017	$264,525	$244,399	$263,294
04/2017	$267,180	$246,285	$266,279
05/2017	$267,652	$248,181	$268,656
06/2017	$267,566	$247,931	$268,940
07/2017	$269,992	$248,998	$272,042
08/2017	$268,781	$251,231	$271,972
09/2017	$272,867	$250,035	$274,415
10/2017	$274,423	$250,180	$275,473
11/2017	$275,510	$249,858	$274,735
12/2017	$276,858	$251,005	$275,537
01/2018	$279,580	$248,114	$277,303
02/2018	$276,527	$245,762	$274,718
03/2018	$276,223	$247,338	$273,022
04/2018	$278,741	$245,499	$274,838
05/2018	$278,529	$247,251	$274,797
06/2018	$280,254	$246,947	$275,744
07/2018	$282,308	$247,006	$278,826
08/2018	$282,568	$248,595	$280,846
09/2018	$284,868	$246,994	$282,476
10/2018	$283,068	$245,042	$277,851
11/2018	$279,110	$246,505	$275,329
12/2018	$273,710	$251,034	$269,295
01/2019	$284,074	$253,700	$281,664
02/2019	$287,599	$253,553	$286,419
03/2019	$291,040	$258,421	$289,226
04/2019	$296,235	$258,487	$293,273
05/2019	$292,273	$263,076	$289,545
06/2019	$298,174	$266,380	$296,644
07/2019	$298,915	$266,966	$298,163
08/2019	$298,522	$273,883	$299,327
09/2019	$300,982	$272,424	$300,276
10/2019	$301,913	$273,245	$300,973
11/2019	$301,149	$273,106	$301,796
12/2019	$307,578	$272,916	$308,105
01/2020	$306,213	$278,168	$308,118
02/2020	$299,530	$283,174	$303,341
03/2020	$248,326	$281,508	$267,671
04/2020	$260,859	$286,512	$277,844
05/2020	$280,517	$287,846	$290,553
06/2020	$286,511	$289,659	$293,385
07/2020	$297,656	$293,986	$307,402
08/2020	$305,632	$291,613	$310,427
09/2020	$304,536	$291,453	$307,192
10/2020	$304,973	$290,152	$308,622
11/2020	$319,650	$292,999	$320,982
12/2020	$327,612	$293,402	$327,103
01/2021	$333,174	$291,299	$328,304
02/2021	$337,129	$287,092	$329,500
03/2021	$340,579	$283,507	$330,061
04/2021	$343,676	$285,747	$333,680
05/2021	$347,959	$286,681	$334,643
06/2021	$353,057	$288,695	$339,216
07/2021	$352,112	$291,923	$340,415
08/2021	$354,770	$291,367	$342,281
09/2021	$357,047	$288,844	$342,395
10/2021	$355,478	$288,765	$341,736
11/2021	$351,536	$289,619	$338,284
12/2021	$356,490	$288,878	$344,648
01/2022	$349,614	$282,654	$335,174
02/2022	$347,247	$279,501	$332,163
03/2022	$345,240	$271,736	$329,092
04/2022	$335,331	$261,424	$317,068
05/2022	$337,654	$263,110	$317,913
06/2022	$320,104	$258,982	$296,275
07/2022	$336,398	$265,310	$314,064
08/2022	$330,579	$257,813	$306,596
09/2022	$318,133	$246,674	$294,267
10/2022	$327,517	$243,479	$302,643
11/2022	$333,084	$252,433	$308,308
12/2022	$331,750	$251,295	$305,972
01/2023	$343,707	$259,025	$317,948
02/2023	$340,883	$252,328	$313,835
03/2023	$343,555	$258,738	$317,367
04/2023	$346,374	$260,306	$320,316
05/2023	$345,002	$257,472	$317,387
06/2023	$347,122	$256,553	$322,554
07/2023	$351,165	$256,375	$327,147
08/2023	$351,812	$254,737	$328,081
09/2023	$350,171	$248,264	$324,206
10/2023	$345,694	$244,346	$320,251
11/2023	$360,108	$255,411	$334,818
12/2023	$373,401	$265,188	$347,165
01/2024	$378,433	$264,460	$347,228
02/2024	$380,237	$260,724	$348,256
03/2024	$384,993	$263,131	$352,406
04/2024	$382,524	$256,485	$348,881
05/2024	$387,654	$260,833	$352,841
06/2024	$390,832	$263,302	$356,246
07/2024	$397,857	$269,452	$363,236
08/2024	$405,476	$273,324	$368,997
09/2024	$411,439	$276,984	$375,046
10/2024	$409,349	$270,115	$372,981
11/2024	$411,582	$272,971	$377,185
12/2024	$410,500	$268,504	$375,635
01/2025	$416,287	$269,928	$380,822
02/2025	$419,231	$275,867	$383,298
03/2025	$415,988	$275,971	$379,183
04/2025	$412,484	$277,055	$379,191
05/2025	$417,038	$275,072	$385,550
06/2025	$423,427	$279,301	$392,724
07/2025	$427,262	$278,565	$394,300
08/2025	$436,459	$281,896	$399,030
09/2025	$441,065	$284,971	$402,150
10/2025	$443,534	$286,752	$402,940
11/2025	$446,907	$288,534	$404,796
12/2025	$449,481	$288,107	$407,577
01/2026	$453,647	$288,415	$409,533
02/2026	$456,201	$293,138	$409,987
03/2026	$451,753	$287,972	$405,337
04/2026	$458,899	$288,295	$412,235
05/2026	$460,162	$289,192	$414,196
06/2026	$461,054	$289,889	$415,287
07/2026	$460,712	$286,113	$414,075
08/2026	$465,315	$287,226	$418,171

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	6.61%	5.57%	6.41%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026

Class R5: SHOIX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_R5 0826

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026 | Class Y: SHOYX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$77	0.75%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.49% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$100,000	$100,000	$100,000
09/2016	$100,371	$99,941	$100,646
10/2016	$100,880	$99,177	$100,961
11/2016	$101,254	$96,831	$100,563
12/2016	$103,173	$96,968	$102,541
01/2017	$104,449	$97,158	$103,918
02/2017	$105,669	$97,811	$105,540
03/2017	$105,789	$97,760	$105,318
04/2017	$106,848	$98,514	$106,511
05/2017	$107,143	$99,272	$107,462
06/2017	$106,994	$99,172	$107,576
07/2017	$107,958	$99,599	$108,817
08/2017	$107,463	$100,493	$108,789
09/2017	$109,097	$100,014	$109,766
10/2017	$109,717	$100,072	$110,189
11/2017	$110,262	$99,943	$109,894
12/2017	$110,685	$100,402	$110,215
01/2018	$111,774	$99,246	$110,921
02/2018	$110,550	$98,305	$109,887
03/2018	$110,424	$98,935	$109,209
04/2018	$111,426	$98,200	$109,935
05/2018	$111,334	$98,900	$109,919
06/2018	$112,018	$98,779	$110,298
07/2018	$112,833	$98,802	$111,531
08/2018	$112,928	$99,438	$112,338
09/2018	$113,843	$98,798	$112,991
10/2018	$113,119	$98,017	$111,140
11/2018	$111,531	$98,602	$110,132
12/2018	$109,357	$100,413	$107,718
01/2019	$113,496	$101,480	$112,666
02/2019	$114,905	$101,421	$114,568
03/2019	$116,276	$103,368	$115,690
04/2019	$118,352	$103,395	$117,309
05/2019	$116,759	$105,230	$115,818
06/2019	$119,112	$106,552	$118,658
07/2019	$119,373	$106,786	$119,265
08/2019	$119,230	$109,553	$119,731
09/2019	$120,210	$108,970	$120,111
10/2019	$120,579	$109,298	$120,389
11/2019	$120,270	$109,242	$120,718
12/2019	$122,833	$109,166	$123,242
01/2020	$122,285	$111,267	$123,247
02/2020	$119,738	$113,270	$121,337
03/2020	$99,132	$112,603	$107,069
04/2020	$104,129	$114,605	$111,138
05/2020	$111,980	$115,138	$116,221
06/2020	$114,504	$115,864	$117,354
07/2020	$118,817	$117,594	$122,961
08/2020	$121,996	$116,645	$124,171
09/2020	$121,686	$116,581	$122,877
10/2020	$121,853	$116,061	$123,449
11/2020	$127,574	$117,199	$128,393
12/2020	$130,747	$117,361	$130,841
01/2021	$132,967	$116,519	$131,321
02/2021	$134,549	$114,837	$131,800
03/2021	$135,927	$113,403	$132,024
04/2021	$137,160	$114,299	$133,472
05/2021	$138,870	$114,672	$133,857
06/2021	$140,907	$115,478	$135,687
07/2021	$140,528	$116,769	$136,166
08/2021	$141,589	$116,547	$136,913
09/2021	$142,498	$115,538	$136,958
10/2021	$141,871	$115,506	$136,694
11/2021	$140,296	$115,848	$135,314
12/2021	$142,274	$115,551	$137,859
01/2022	$139,525	$113,062	$134,069
02/2022	$138,578	$111,800	$132,865
03/2022	$137,786	$108,694	$131,637
04/2022	$133,826	$104,570	$126,827
05/2022	$134,903	$105,244	$127,165
06/2022	$127,741	$103,593	$118,510
07/2022	$134,249	$106,124	$125,626
08/2022	$132,075	$103,125	$122,638
09/2022	$127,101	$98,670	$117,707
10/2022	$130,698	$97,392	$121,057
11/2022	$133,075	$100,973	$123,323
12/2022	$132,542	$100,518	$122,389
01/2023	$137,161	$103,610	$127,179
02/2023	$136,033	$100,931	$125,534
03/2023	$137,254	$103,495	$126,947
04/2023	$138,379	$104,122	$128,126
05/2023	$137,673	$102,989	$126,955
06/2023	$138,519	$102,621	$129,021
07/2023	$140,294	$102,550	$130,859
08/2023	$140,551	$101,895	$131,232
09/2023	$139,894	$99,305	$129,683
10/2023	$138,105	$97,738	$128,100
11/2023	$143,702	$102,165	$133,927
12/2023	$149,176	$106,075	$138,866
01/2024	$151,186	$105,784	$138,891
02/2024	$151,910	$104,289	$139,302
03/2024	$153,642	$105,252	$140,962
04/2024	$152,656	$102,594	$139,552
05/2024	$154,874	$104,333	$141,136
06/2024	$156,143	$105,321	$142,498
07/2024	$158,950	$107,781	$145,294
08/2024	$161,995	$109,330	$147,599
09/2024	$164,204	$110,794	$150,018
10/2024	$163,543	$108,046	$149,192
11/2024	$164,435	$109,188	$150,874
12/2024	$164,001	$107,401	$150,254
01/2025	$166,311	$107,971	$152,329
02/2025	$167,486	$110,347	$153,319
03/2025	$166,189	$110,388	$151,673
04/2025	$164,787	$110,822	$151,677
05/2025	$166,605	$110,029	$154,220
06/2025	$169,155	$111,721	$157,089
07/2025	$170,686	$111,426	$157,720
08/2025	$174,358	$112,759	$159,612
09/2025	$176,011	$113,989	$160,860
10/2025	$176,996	$114,701	$161,176
11/2025	$178,528	$115,414	$161,918
12/2025	$179,555	$115,243	$163,031
01/2026	$181,027	$115,366	$163,813
02/2026	$182,044	$117,255	$163,995
03/2026	$180,457	$115,189	$162,135
04/2026	$183,309	$115,318	$164,894
05/2026	$183,812	$115,677	$165,678
06/2026	$183,972	$115,956	$166,115
07/2026	$183,834	$114,445	$165,630
08/2026	$185,671	$114,890	$167,268

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	6.49%	5.57%	6.38%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2026

Class Y: SHOYX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_Y 0826

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026 | Class A: ABCAX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.41% (with sales charges) and 16.06% (without sales charges) for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$9,426	$10,000	$10,000
09/2016	$9,273	$10,002	$9,979
10/2016	$9,041	$9,819	$9,825
11/2016	$9,399	$10,183	$10,386
12/2016	$9,594	$10,384	$10,645
01/2017	$9,749	$10,581	$10,721
02/2017	$10,085	$11,001	$11,107
03/2017	$10,032	$11,014	$10,993
04/2017	$10,071	$11,127	$10,973
05/2017	$10,172	$11,284	$10,962
06/2017	$10,180	$11,354	$11,141
07/2017	$10,176	$11,588	$11,289
08/2017	$10,203	$11,623	$11,158
09/2017	$10,384	$11,863	$11,488
10/2017	$10,397	$12,140	$11,572
11/2017	$10,685	$12,512	$11,926
12/2017	$10,942	$12,651	$12,100
01/2018	$11,400	$13,376	$12,568
02/2018	$10,912	$12,883	$11,968
03/2018	$10,625	$12,555	$11,757
04/2018	$10,559	$12,604	$11,796
05/2018	$10,815	$12,907	$11,866
06/2018	$10,738	$12,987	$11,895
07/2018	$11,328	$13,470	$12,366
08/2018	$11,672	$13,909	$12,549
09/2018	$11,783	$13,988	$12,574
10/2018	$11,234	$13,032	$11,923
11/2018	$11,553	$13,297	$12,279
12/2018	$10,544	$11,993	$11,100
01/2019	$11,184	$13,066	$11,964
02/2019	$11,709	$13,486	$12,346
03/2019	$11,947	$13,748	$12,424
04/2019	$12,349	$14,304	$12,865
05/2019	$11,594	$13,395	$12,038
06/2019	$12,238	$14,339	$12,902
07/2019	$12,339	$14,545	$13,009
08/2019	$12,190	$14,315	$12,626
09/2019	$12,468	$14,583	$13,077
10/2019	$12,682	$14,899	$13,260
11/2019	$13,048	$15,440	$13,670
12/2019	$13,472	$15,906	$14,046
01/2020	$13,248	$15,899	$13,744
02/2020	$11,937	$14,591	$12,413
03/2020	$10,639	$12,788	$10,291
04/2020	$11,674	$14,428	$11,448
05/2020	$12,229	$15,115	$11,841
06/2020	$12,335	$15,416	$11,762
07/2020	$13,063	$16,285	$12,227
08/2020	$13,829	$17,455	$12,733
09/2020	$13,545	$16,792	$12,420
10/2020	$12,960	$16,346	$12,257
11/2020	$14,206	$18,135	$13,905
12/2020	$14,594	$18,832	$14,438
01/2021	$14,394	$18,642	$14,306
02/2021	$14,563	$19,156	$15,171
03/2021	$15,601	$19,995	$16,063
04/2021	$16,182	$21,062	$16,706
05/2021	$16,622	$21,209	$17,096
06/2021	$16,683	$21,704	$16,900
07/2021	$16,855	$22,220	$17,035
08/2021	$17,154	$22,895	$17,373
09/2021	$16,271	$21,831	$16,768
10/2021	$17,418	$23,360	$17,620
11/2021	$17,186	$23,198	$16,999
12/2021	$18,335	$24,238	$18,071
01/2022	$17,653	$22,984	$17,650
02/2022	$16,961	$22,295	$17,445
03/2022	$17,869	$23,123	$17,938
04/2022	$16,814	$21,107	$16,926
05/2022	$16,893	$21,146	$17,255
06/2022	$15,676	$19,400	$15,748
07/2022	$16,616	$21,189	$16,792
08/2022	$16,042	$20,325	$16,291
09/2022	$14,657	$18,453	$14,863
10/2022	$15,718	$19,947	$16,387
11/2022	$16,757	$21,062	$17,411
12/2022	$16,105	$19,848	$16,709
01/2023	$16,713	$21,095	$17,575
02/2023	$16,002	$20,581	$16,955
03/2023	$16,317	$21,336	$16,877
04/2023	$16,471	$21,669	$17,131
05/2023	$15,780	$21,763	$16,471
06/2023	$16,637	$23,201	$17,565
07/2023	$17,026	$23,947	$18,182
08/2023	$16,505	$23,566	$17,692
09/2023	$15,666	$22,442	$17,009
10/2023	$15,304	$21,970	$16,409
11/2023	$16,373	$23,977	$17,647
12/2023	$16,928	$25,066	$18,624
01/2024	$16,936	$25,487	$18,644
02/2024	$17,422	$26,848	$19,331
03/2024	$17,892	$27,712	$20,298
04/2024	$17,135	$26,580	$19,431
05/2024	$17,682	$27,898	$20,047
06/2024	$17,567	$28,899	$19,858
07/2024	$18,345	$29,251	$20,873
08/2024	$19,145	$29,960	$21,433
09/2024	$19,383	$30,600	$21,731
10/2024	$19,395	$30,322	$21,492
11/2024	$20,208	$32,102	$22,864
12/2024	$18,893	$31,337	$21,300
01/2025	$19,536	$32,210	$22,286
02/2025	$20,075	$31,790	$22,377
03/2025	$19,669	$29,998	$21,755
04/2025	$19,341	$29,795	$21,092
05/2025	$20,082	$31,670	$21,833
06/2025	$20,606	$33,281	$22,579
07/2025	$20,900	$34,028	$22,709
08/2025	$21,611	$34,718	$23,432
09/2025	$21,811	$35,985	$23,782
10/2025	$21,184	$36,827	$23,887
11/2025	$21,641	$36,918	$24,522
12/2025	$21,492	$36,940	$24,688
01/2026	$22,436	$37,476	$25,815
02/2026	$23,522	$37,191	$26,484
03/2026	$22,318	$35,339	$25,207
04/2026	$23,815	$39,047	$27,262
05/2026	$24,171	$41,102	$28,066
06/2026	$25,020	$40,711	$28,696
07/2026	$24,771	$40,685	$29,792
08/2026	$25,082	$41,793	$30,397

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	16.06%	7.89%	10.28%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.41%	6.62%	9.63%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026

Class A: ABCAX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_A 0826

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026 | Class C: ABECX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.83%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 14.18% (with sales charges) and 15.18% (without sales charges) for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$10,000	$10,000	$10,000
09/2016	$9,830	$10,002	$9,979
10/2016	$9,577	$9,819	$9,825
11/2016	$9,952	$10,183	$10,386
12/2016	$10,154	$10,384	$10,645
01/2017	$10,312	$10,581	$10,721
02/2017	$10,663	$11,001	$11,107
03/2017	$10,601	$11,014	$10,993
04/2017	$10,628	$11,127	$10,973
05/2017	$10,736	$11,284	$10,962
06/2017	$10,739	$11,354	$11,141
07/2017	$10,720	$11,588	$11,289
08/2017	$10,742	$11,623	$11,158
09/2017	$10,927	$11,863	$11,488
10/2017	$10,934	$12,140	$11,572
11/2017	$11,226	$12,512	$11,926
12/2017	$11,491	$12,651	$12,100
01/2018	$11,959	$13,376	$12,568
02/2018	$11,442	$12,883	$11,968
03/2018	$11,139	$12,555	$11,757
04/2018	$11,063	$12,604	$11,796
05/2018	$11,322	$12,907	$11,866
06/2018	$11,240	$12,987	$11,895
07/2018	$11,840	$13,470	$12,366
08/2018	$12,195	$13,909	$12,549
09/2018	$12,304	$13,988	$12,574
10/2018	$11,726	$13,032	$11,923
11/2018	$12,048	$13,297	$12,279
12/2018	$10,988	$11,993	$11,100
01/2019	$11,647	$13,066	$11,964
02/2019	$12,183	$13,486	$12,346
03/2019	$12,425	$13,748	$12,424
04/2019	$12,838	$14,304	$12,865
05/2019	$12,047	$13,395	$12,038
06/2019	$12,705	$14,339	$12,902
07/2019	$12,804	$14,545	$13,009
08/2019	$12,639	$14,315	$12,626
09/2019	$12,921	$14,583	$13,077
10/2019	$13,129	$14,899	$13,260
11/2019	$13,503	$15,440	$13,670
12/2019	$13,935	$15,906	$14,046
01/2020	$13,687	$15,899	$13,744
02/2020	$12,335	$14,591	$12,413
03/2020	$10,983	$12,788	$10,291
04/2020	$12,045	$14,428	$11,448
05/2020	$12,607	$15,115	$11,841
06/2020	$12,709	$15,416	$11,762
07/2020	$13,449	$16,285	$12,227
08/2020	$14,230	$17,455	$12,733
09/2020	$13,927	$16,792	$12,420
10/2020	$13,319	$16,346	$12,257
11/2020	$14,587	$18,135	$13,905
12/2020	$14,977	$18,832	$14,438
01/2021	$14,762	$18,642	$14,306
02/2021	$14,928	$19,156	$15,171
03/2021	$15,983	$19,995	$16,063
04/2021	$16,565	$21,062	$16,706
05/2021	$17,008	$21,209	$17,096
06/2021	$17,060	$21,704	$16,900
07/2021	$17,219	$22,220	$17,035
08/2021	$17,523	$22,895	$17,373
09/2021	$16,612	$21,831	$16,768
10/2021	$17,766	$23,360	$17,620
11/2021	$17,526	$23,198	$16,999
12/2021	$18,676	$24,238	$18,071
01/2022	$17,968	$22,984	$17,650
02/2022	$17,262	$22,295	$17,445
03/2022	$18,175	$23,123	$17,938
04/2022	$17,082	$21,107	$16,926
05/2022	$17,161	$21,146	$17,255
06/2022	$15,911	$19,400	$15,748
07/2022	$16,855	$21,189	$16,792
08/2022	$16,258	$20,325	$16,291
09/2022	$14,848	$18,453	$14,863
10/2022	$15,914	$19,947	$16,387
11/2022	$16,956	$21,062	$17,411
12/2022	$16,279	$19,848	$16,709
01/2023	$16,891	$21,095	$17,575
02/2023	$16,164	$20,581	$16,955
03/2023	$16,475	$21,336	$16,877
04/2023	$16,614	$21,669	$17,131
05/2023	$15,909	$21,763	$16,471
06/2023	$16,761	$23,201	$17,565
07/2023	$17,146	$23,947	$18,182
08/2023	$16,614	$23,566	$17,692
09/2023	$15,761	$22,442	$17,009
10/2023	$15,376	$21,970	$16,409
11/2023	$16,441	$23,977	$17,647
12/2023	$16,991	$25,066	$18,624
01/2024	$16,991	$25,487	$18,644
02/2024	$17,472	$26,848	$19,331
03/2024	$17,928	$27,712	$20,298
04/2024	$17,151	$26,580	$19,431
05/2024	$17,699	$27,898	$20,047
06/2024	$17,564	$28,899	$19,858
07/2024	$18,334	$29,251	$20,873
08/2024	$19,120	$29,960	$21,433
09/2024	$19,347	$30,600	$21,731
10/2024	$19,347	$30,322	$21,492
11/2024	$20,147	$32,102	$22,864
12/2024	$18,817	$31,337	$21,300
01/2025	$19,444	$32,210	$22,286
02/2025	$19,972	$31,790	$22,377
03/2025	$19,553	$29,998	$21,755
04/2025	$19,221	$29,795	$21,092
05/2025	$19,934	$31,670	$21,833
06/2025	$20,445	$33,281	$22,579
07/2025	$20,727	$34,028	$22,709
08/2025	$21,415	$34,718	$23,432
09/2025	$21,601	$35,985	$23,782
10/2025	$20,971	$36,827	$23,887
11/2025	$21,397	$36,918	$24,522
12/2025	$21,240	$36,940	$24,688
01/2026	$22,162	$37,476	$25,815
02/2026	$23,222	$37,191	$26,484
03/2026	$22,017	$35,339	$25,207
04/2026	$23,485	$39,047	$27,262
05/2026	$23,819	$41,102	$28,066
06/2026	$24,638	$40,711	$28,696
07/2026	$24,375	$40,685	$29,792
08/2026	$24,666	$41,793	$30,397

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	15.18%	7.08%	9.45%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.18%	7.08%	9.45%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026

Class C: ABECX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_C 0826

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026 | Investor Class: ABCVX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.05%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 16.05% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$10,000	$10,000	$10,000
09/2016	$9,846	$10,002	$9,979
10/2016	$9,595	$9,819	$9,825
11/2016	$9,980	$10,183	$10,386
12/2016	$10,186	$10,384	$10,645
01/2017	$10,350	$10,581	$10,721
02/2017	$10,712	$11,001	$11,107
03/2017	$10,651	$11,014	$10,993
04/2017	$10,691	$11,127	$10,973
05/2017	$10,806	$11,284	$10,962
06/2017	$10,815	$11,354	$11,141
07/2017	$10,804	$11,588	$11,289
08/2017	$10,833	$11,623	$11,158
09/2017	$11,025	$11,863	$11,488
10/2017	$11,046	$12,140	$11,572
11/2017	$11,346	$12,512	$11,926
12/2017	$11,618	$12,651	$12,100
01/2018	$12,107	$13,376	$12,568
02/2018	$11,590	$12,883	$11,968
03/2018	$11,287	$12,555	$11,757
04/2018	$11,218	$12,604	$11,796
05/2018	$11,489	$12,907	$11,866
06/2018	$11,405	$12,987	$11,895
07/2018	$12,027	$13,470	$12,366
08/2018	$12,390	$13,909	$12,549
09/2018	$12,507	$13,988	$12,574
10/2018	$11,927	$13,032	$11,923
11/2018	$12,270	$13,297	$12,279
12/2018	$11,193	$11,993	$11,100
01/2019	$11,876	$13,066	$11,964
02/2019	$12,429	$13,486	$12,346
03/2019	$12,687	$13,748	$12,424
04/2019	$13,111	$14,304	$12,865
05/2019	$12,314	$13,395	$12,038
06/2019	$12,993	$14,339	$12,902
07/2019	$13,100	$14,545	$13,009
08/2019	$12,942	$14,315	$12,626
09/2019	$13,243	$14,583	$13,077
10/2019	$13,460	$14,899	$13,260
11/2019	$13,854	$15,440	$13,670
12/2019	$14,308	$15,906	$14,046
01/2020	$14,056	$15,899	$13,744
02/2020	$12,674	$14,591	$12,413
03/2020	$11,289	$12,788	$10,291
04/2020	$12,396	$14,428	$11,448
05/2020	$12,981	$15,115	$11,841
06/2020	$13,093	$15,416	$11,762
07/2020	$13,860	$16,285	$12,227
08/2020	$14,674	$17,455	$12,733
09/2020	$14,375	$16,792	$12,420
10/2020	$13,758	$16,346	$12,257
11/2020	$15,078	$18,135	$13,905
12/2020	$15,495	$18,832	$14,438
01/2021	$15,276	$18,642	$14,306
02/2021	$15,455	$19,156	$15,171
03/2021	$16,564	$19,995	$16,063
04/2021	$17,176	$21,062	$16,706
05/2021	$17,639	$21,209	$17,096
06/2021	$17,703	$21,704	$16,900
07/2021	$17,884	$22,220	$17,035
08/2021	$18,206	$22,895	$17,373
09/2021	$17,267	$21,831	$16,768
10/2021	$18,484	$23,360	$17,620
11/2021	$18,239	$23,198	$16,999
12/2021	$19,457	$24,238	$18,071
01/2022	$18,731	$22,984	$17,650
02/2022	$18,002	$22,295	$17,445
03/2022	$18,966	$23,123	$17,938
04/2022	$17,838	$21,107	$16,926
05/2022	$17,929	$21,146	$17,255
06/2022	$16,638	$19,400	$15,748
07/2022	$17,636	$21,189	$16,792
08/2022	$17,015	$20,325	$16,291
09/2022	$15,555	$18,453	$14,863
10/2022	$16,681	$19,947	$16,387
11/2022	$17,776	$21,062	$17,411
12/2022	$17,088	$19,848	$16,709
01/2023	$17,728	$21,095	$17,575
02/2023	$16,980	$20,581	$16,955
03/2023	$17,311	$21,336	$16,877
04/2023	$17,473	$21,669	$17,131
05/2023	$16,745	$21,763	$16,471
06/2023	$17,647	$23,201	$17,565
07/2023	$18,065	$23,947	$18,182
08/2023	$17,516	$23,566	$17,692
09/2023	$16,625	$22,442	$17,009
10/2023	$16,236	$21,970	$16,409
11/2023	$17,370	$23,977	$17,647
12/2023	$17,963	$25,066	$18,624
01/2024	$17,971	$25,487	$18,644
02/2024	$18,492	$26,848	$19,331
03/2024	$18,979	$27,712	$20,298
04/2024	$18,181	$26,580	$19,431
05/2024	$18,765	$27,898	$20,047
06/2024	$18,635	$28,899	$19,858
07/2024	$19,463	$29,251	$20,873
08/2024	$20,314	$29,960	$21,433
09/2024	$20,565	$30,600	$21,731
10/2024	$20,576	$30,322	$21,492
11/2024	$21,441	$32,102	$22,864
12/2024	$20,037	$31,337	$21,300
01/2025	$20,722	$32,210	$22,286
02/2025	$21,299	$31,790	$22,377
03/2025	$20,862	$29,998	$21,755
04/2025	$20,517	$29,795	$21,092
05/2025	$21,306	$31,670	$21,833
06/2025	$21,857	$33,281	$22,579
07/2025	$22,176	$34,028	$22,709
08/2025	$22,934	$34,718	$23,432
09/2025	$23,144	$35,985	$23,782
10/2025	$22,476	$36,827	$23,887
11/2025	$22,957	$36,918	$24,522
12/2025	$22,799	$36,940	$24,688
01/2026	$23,814	$37,476	$25,815
02/2026	$24,955	$37,191	$26,484
03/2026	$23,679	$35,339	$25,207
04/2026	$25,274	$39,047	$27,262
05/2026	$25,648	$41,102	$28,066
06/2026	$26,550	$40,711	$28,696
07/2026	$26,278	$40,685	$29,792
08/2026	$26,616	$41,793	$30,397

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	16.05%	7.89%	10.28%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026

Investor Class: ABCVX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_Investor 0826

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026 | Class R5: ABCIX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	0.76%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 16.38% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$250,000	$250,000	$250,000
09/2016	$246,060	$250,047	$249,479
10/2016	$239,878	$245,486	$245,618
11/2016	$249,545	$254,577	$259,646
12/2016	$254,746	$259,609	$266,135
01/2017	$259,082	$264,533	$268,031
02/2017	$268,020	$275,037	$277,663
03/2017	$266,717	$275,357	$274,834
04/2017	$267,646	$278,186	$274,318
05/2017	$270,700	$282,100	$274,050
06/2017	$271,013	$283,861	$278,530
07/2017	$270,813	$289,698	$282,231
08/2017	$271,609	$290,585	$278,944
09/2017	$276,480	$296,579	$287,206
10/2017	$277,079	$303,500	$289,291
11/2017	$284,802	$312,808	$298,149
12/2017	$291,677	$316,286	$302,502
01/2018	$303,808	$334,395	$314,197
02/2018	$290,973	$322,070	$299,194
03/2018	$283,475	$313,885	$293,930
04/2018	$281,835	$315,090	$294,901
05/2018	$288,675	$322,677	$296,651
06/2018	$286,658	$324,664	$297,386
07/2018	$302,318	$336,745	$309,156
08/2018	$311,671	$347,718	$313,726
09/2018	$314,686	$349,698	$314,348
10/2018	$300,227	$325,796	$298,071
11/2018	$308,745	$332,435	$306,970
12/2018	$281,885	$299,834	$277,493
01/2019	$299,204	$326,654	$299,091
02/2019	$313,181	$337,142	$308,648
03/2019	$319,734	$343,693	$310,610
04/2019	$330,456	$357,609	$321,628
05/2019	$310,528	$334,884	$300,948
06/2019	$327,687	$358,485	$322,551
07/2019	$330,464	$363,637	$325,225
08/2019	$326,579	$357,877	$315,662
09/2019	$334,227	$364,573	$326,924
10/2019	$339,969	$372,470	$331,493
11/2019	$349,786	$385,990	$341,742
12/2019	$361,394	$397,640	$351,143
01/2020	$355,256	$397,484	$343,589
02/2020	$320,360	$364,764	$310,314
03/2020	$285,580	$319,711	$257,283
04/2020	$313,550	$360,695	$286,207
05/2020	$328,359	$377,875	$296,015
06/2020	$331,256	$385,390	$294,050
07/2020	$350,874	$407,120	$305,675
08/2020	$371,676	$436,384	$318,314
09/2020	$364,023	$419,803	$310,495
10/2020	$348,356	$408,639	$306,415
11/2020	$382,164	$453,370	$347,632
12/2020	$392,685	$470,801	$360,960
01/2021	$387,346	$466,048	$357,654
02/2021	$391,963	$478,899	$379,268
03/2021	$420,080	$499,873	$401,586
04/2021	$435,655	$526,550	$417,646
05/2021	$447,655	$530,228	$427,395
06/2021	$449,394	$542,606	$422,501
07/2021	$454,100	$555,496	$425,878
08/2021	$462,367	$572,386	$434,324
09/2021	$438,760	$545,764	$419,206
10/2021	$469,857	$584,001	$440,492
11/2021	$463,598	$579,955	$424,969
12/2021	$494,680	$605,946	$451,779
01/2022	$476,291	$574,590	$441,255
02/2022	$457,945	$557,386	$436,135
03/2022	$482,485	$578,082	$448,446
04/2022	$454,025	$527,672	$423,152
05/2022	$456,470	$528,640	$431,378
06/2022	$423,648	$485,004	$393,688
07/2022	$449,085	$529,724	$419,794
08/2022	$433,638	$508,121	$407,286
09/2022	$396,329	$461,323	$371,572
10/2022	$425,216	$498,673	$409,670
11/2022	$453,318	$526,541	$435,271
12/2022	$435,876	$496,204	$417,724
01/2023	$452,348	$527,383	$439,371
02/2023	$433,456	$514,515	$423,879
03/2023	$441,983	$533,405	$421,927
04/2023	$446,227	$541,731	$428,284
05/2023	$427,632	$544,085	$411,766
06/2023	$450,890	$580,036	$439,119
07/2023	$461,642	$598,670	$454,560
08/2023	$447,803	$589,138	$442,289
09/2023	$425,021	$561,049	$425,221
10/2023	$415,220	$549,252	$410,218
11/2023	$444,426	$599,413	$441,169
12/2023	$459,720	$626,644	$465,607
01/2024	$459,937	$637,175	$466,089
02/2024	$473,328	$671,197	$483,283
03/2024	$486,062	$692,793	$507,444
04/2024	$465,631	$664,496	$485,769
05/2024	$480,868	$697,445	$501,167
06/2024	$477,685	$722,470	$496,453
07/2024	$498,911	$731,265	$521,833
08/2024	$520,771	$749,003	$535,831
09/2024	$527,519	$764,999	$543,268
10/2024	$527,957	$758,062	$537,289
11/2024	$550,172	$802,561	$571,600
12/2024	$514,379	$783,429	$532,507
01/2025	$532,125	$805,246	$557,154
02/2025	$546,990	$794,739	$559,416
03/2025	$535,962	$749,960	$543,880
04/2025	$527,284	$744,874	$527,303
05/2025	$547,577	$791,760	$545,819
06/2025	$562,045	$832,023	$564,477
07/2025	$570,081	$850,696	$567,718
08/2025	$589,860	$867,941	$585,812
09/2025	$595,398	$899,621	$594,562
10/2025	$578,437	$920,685	$597,187
11/2025	$590,894	$922,941	$613,051
12/2025	$586,840	$923,506	$617,209
01/2026	$613,082	$936,897	$645,378
02/2026	$642,725	$929,777	$662,111
03/2026	$610,203	$883,479	$630,169
04/2026	$651,209	$976,179	$681,561
05/2026	$660,884	$1,027,558	$701,645
06/2026	$684,462	$1,017,772	$717,393
07/2026	$677,653	$1,017,127	$744,801
08/2026	$686,483	$1,044,826	$759,934

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	16.38%	8.23%	10.63%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026

Class R5: ABCIX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_R5 0826

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026 | Class R6: ABCRX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.73%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.41% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$10,000	$10,000	$10,000
09/2016	$9,842	$10,002	$9,979
10/2016	$9,595	$9,819	$9,825
11/2016	$9,982	$10,183	$10,386
12/2016	$10,190	$10,384	$10,645
01/2017	$10,363	$10,581	$10,721
02/2017	$10,721	$11,001	$11,107
03/2017	$10,669	$11,014	$10,993
04/2017	$10,706	$11,127	$10,973
05/2017	$10,828	$11,284	$10,962
06/2017	$10,841	$11,354	$11,141
07/2017	$10,833	$11,588	$11,289
08/2017	$10,864	$11,623	$11,158
09/2017	$11,059	$11,863	$11,488
10/2017	$11,083	$12,140	$11,572
11/2017	$11,392	$12,512	$11,926
12/2017	$11,667	$12,651	$12,100
01/2018	$12,152	$13,376	$12,568
02/2018	$11,639	$12,883	$11,968
03/2018	$11,339	$12,555	$11,757
04/2018	$11,273	$12,604	$11,796
05/2018	$11,547	$12,907	$11,866
06/2018	$11,466	$12,987	$11,895
07/2018	$12,093	$13,470	$12,366
08/2018	$12,467	$13,909	$12,549
09/2018	$12,587	$13,988	$12,574
10/2018	$12,009	$13,032	$11,923
11/2018	$12,350	$13,297	$12,279
12/2018	$11,275	$11,993	$11,100
01/2019	$11,968	$13,066	$11,964
02/2019	$12,527	$13,486	$12,346
03/2019	$12,789	$13,748	$12,424
04/2019	$13,218	$14,304	$12,865
05/2019	$12,421	$13,395	$12,038
06/2019	$13,108	$14,339	$12,902
07/2019	$13,219	$14,545	$13,009
08/2019	$13,063	$14,315	$12,626
09/2019	$13,369	$14,583	$13,077
10/2019	$13,599	$14,899	$13,260
11/2019	$13,991	$15,440	$13,670
12/2019	$14,456	$15,906	$14,046
01/2020	$14,210	$15,899	$13,744
02/2020	$12,814	$14,591	$12,413
03/2020	$11,423	$12,788	$10,291
04/2020	$12,542	$14,428	$11,448
05/2020	$13,134	$15,115	$11,841
06/2020	$13,250	$15,416	$11,762
07/2020	$14,035	$16,285	$12,227
08/2020	$14,859	$17,455	$12,733
09/2020	$14,561	$16,792	$12,420
10/2020	$13,935	$16,346	$12,257
11/2020	$15,280	$18,135	$13,905
12/2020	$15,710	$18,832	$14,438
01/2021	$15,496	$18,642	$14,306
02/2021	$15,681	$19,156	$15,171
03/2021	$16,806	$19,995	$16,063
04/2021	$17,438	$21,062	$16,706
05/2021	$17,918	$21,209	$17,096
06/2021	$17,996	$21,704	$16,900
07/2021	$18,187	$22,220	$17,035
08/2021	$18,518	$22,895	$17,373
09/2021	$17,568	$21,831	$16,768
10/2021	$18,810	$23,360	$17,620
11/2021	$18,569	$23,198	$16,999
12/2021	$19,811	$24,238	$18,071
01/2022	$19,077	$22,984	$17,650
02/2022	$18,336	$22,295	$17,445
03/2022	$19,325	$23,123	$17,938
04/2022	$18,180	$21,107	$16,926
05/2022	$18,278	$21,146	$17,255
06/2022	$16,967	$19,400	$15,748
07/2022	$17,992	$21,189	$16,792
08/2022	$17,367	$20,325	$16,291
09/2022	$15,876	$18,453	$14,863
10/2022	$17,030	$19,947	$16,387
11/2022	$18,162	$21,062	$17,411
12/2022	$17,457	$19,848	$16,709
01/2023	$18,124	$21,095	$17,575
02/2023	$17,361	$20,581	$16,955
03/2023	$17,710	$21,336	$16,877
04/2023	$17,872	$21,669	$17,131
05/2023	$17,138	$21,763	$16,471
06/2023	$18,067	$23,201	$17,565
07/2023	$18,498	$23,947	$18,182
08/2023	$17,937	$23,566	$17,692
09/2023	$17,035	$22,442	$17,009
10/2023	$16,636	$21,970	$16,409
11/2023	$17,829	$23,977	$17,647
12/2023	$18,439	$25,066	$18,624
01/2024	$18,456	$25,487	$18,644
02/2024	$18,992	$26,848	$19,331
03/2024	$19,509	$27,712	$20,298
04/2024	$18,685	$26,580	$19,431
05/2024	$19,294	$27,898	$20,047
06/2024	$19,168	$28,899	$19,858
07/2024	$20,025	$29,251	$20,873
08/2024	$20,900	$29,960	$21,433
09/2024	$21,169	$30,600	$21,731
10/2024	$21,188	$30,322	$21,492
11/2024	$22,085	$32,102	$22,864
12/2024	$20,647	$31,337	$21,300
01/2025	$21,366	$32,210	$22,286
02/2025	$21,966	$31,790	$22,377
03/2025	$21,526	$29,998	$21,755
04/2025	$21,170	$29,795	$21,092
05/2025	$21,981	$31,670	$21,833
06/2025	$22,570	$33,281	$22,579
07/2025	$22,902	$34,028	$22,709
08/2025	$23,692	$34,718	$23,432
09/2025	$23,914	$35,985	$23,782
10/2025	$23,237	$36,827	$23,887
11/2025	$23,736	$36,918	$24,522
12/2025	$23,585	$36,940	$24,688
01/2026	$24,633	$37,476	$25,815
02/2026	$25,817	$37,191	$26,484
03/2026	$24,508	$35,339	$25,207
04/2026	$26,168	$39,047	$27,262
05/2026	$26,555	$41,102	$28,066
06/2026	$27,508	$40,711	$28,696
07/2026	$27,237	$40,685	$29,792
08/2026	$27,579	$41,793	$30,397

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	16.41%	8.29%	10.68%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026

Class R6: ABCRX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_R6 0826

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026 | Class Y: ABCYX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$88	0.82%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.31% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Cumulative Performance from August 31, 2016 through August 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$100,000	$100,000	$100,000
09/2016	$98,474	$100,019	$99,792
10/2016	$95,980	$98,194	$98,247
11/2016	$99,858	$101,831	$103,858
12/2016	$101,941	$103,844	$106,454
01/2017	$103,609	$105,813	$107,213
02/2017	$107,193	$110,015	$111,065
03/2017	$106,661	$110,143	$109,934
04/2017	$107,093	$111,274	$109,727
05/2017	$108,192	$112,840	$109,620
06/2017	$108,310	$113,544	$111,412
07/2017	$108,291	$115,879	$112,893
08/2017	$108,603	$116,234	$111,578
09/2017	$110,553	$118,632	$114,882
10/2017	$110,722	$121,400	$115,716
11/2017	$113,819	$125,123	$119,260
12/2017	$116,576	$126,514	$121,001
01/2018	$121,444	$133,758	$125,679
02/2018	$116,281	$128,828	$119,677
03/2018	$113,262	$125,554	$117,572
04/2018	$112,596	$126,036	$117,960
05/2018	$115,338	$129,071	$118,661
06/2018	$114,590	$129,865	$118,954
07/2018	$120,805	$134,698	$123,663
08/2018	$124,555	$139,087	$125,490
09/2018	$125,759	$139,879	$125,739
10/2018	$119,946	$130,318	$119,228
11/2018	$123,359	$132,974	$122,788
12/2018	$112,630	$119,934	$110,997
01/2019	$119,514	$130,661	$119,637
02/2019	$125,120	$134,857	$123,459
03/2019	$127,674	$137,477	$124,244
04/2019	$131,972	$143,044	$128,651
05/2019	$123,963	$133,954	$120,379
06/2019	$130,845	$143,394	$129,021
07/2019	$132,024	$145,455	$130,090
08/2019	$130,386	$143,151	$126,265
09/2019	$133,449	$145,829	$130,769
10/2019	$135,674	$148,988	$132,597
11/2019	$139,679	$154,396	$136,697
12/2019	$144,251	$159,056	$140,457
01/2020	$141,864	$158,994	$137,436
02/2020	$127,846	$145,905	$124,125
03/2020	$113,953	$127,884	$102,913
04/2020	$125,095	$144,278	$114,483
05/2020	$131,035	$151,150	$118,406
06/2020	$132,268	$154,156	$117,620
07/2020	$140,057	$162,848	$122,270
08/2020	$148,245	$174,554	$127,326
09/2020	$145,243	$167,921	$124,198
10/2020	$139,027	$163,455	$122,566
11/2020	$152,429	$181,348	$139,053
12/2020	$156,637	$188,320	$144,384
01/2021	$154,494	$186,419	$143,062
02/2021	$156,339	$191,560	$151,707
03/2021	$167,534	$199,949	$160,634
04/2021	$173,776	$210,620	$167,058
05/2021	$178,582	$212,091	$170,958
06/2021	$179,270	$217,042	$169,000
07/2021	$181,149	$222,198	$170,351
08/2021	$184,457	$228,954	$173,729
09/2021	$174,976	$218,306	$167,682
10/2021	$187,362	$233,601	$176,197
11/2021	$184,922	$231,982	$169,988
12/2021	$197,213	$242,379	$180,711
01/2022	$189,917	$229,836	$176,502
02/2022	$182,550	$222,955	$174,454
03/2022	$192,383	$231,233	$179,378
04/2022	$181,042	$211,069	$169,261
05/2022	$181,932	$211,456	$172,551
06/2022	$168,842	$194,002	$157,475
07/2022	$179,033	$211,889	$167,918
08/2022	$172,830	$203,248	$162,914
09/2022	$157,941	$184,529	$148,629
10/2022	$169,431	$199,469	$163,868
11/2022	$180,691	$210,616	$174,108
12/2022	$173,677	$198,482	$167,090
01/2023	$180,282	$210,953	$175,748
02/2023	$172,698	$205,806	$169,552
03/2023	$176,108	$213,362	$168,771
04/2023	$177,715	$216,692	$171,314
05/2023	$170,421	$217,634	$164,706
06/2023	$179,650	$232,014	$175,647
07/2023	$183,865	$239,468	$181,824
08/2023	$178,307	$235,655	$176,915
09/2023	$169,337	$224,420	$170,088
10/2023	$165,399	$219,701	$164,087
11/2023	$177,010	$239,765	$176,468
12/2023	$183,036	$250,658	$186,243
01/2024	$183,123	$254,870	$186,436
02/2024	$188,479	$268,479	$193,313
03/2024	$193,573	$277,117	$202,978
04/2024	$185,375	$265,798	$194,307
05/2024	$191,384	$278,978	$200,467
06/2024	$190,188	$288,988	$198,581
07/2024	$198,596	$292,506	$208,733
08/2024	$207,346	$299,601	$214,332
09/2024	$209,951	$306,000	$217,307
10/2024	$210,118	$303,225	$214,916
11/2024	$219,007	$321,024	$228,640
12/2024	$204,738	$313,372	$213,003
01/2025	$211,753	$322,098	$222,861
02/2025	$217,703	$317,895	$223,766
03/2025	$213,274	$299,984	$217,552
04/2025	$209,784	$297,950	$210,921
05/2025	$217,811	$316,704	$218,328
06/2025	$223,603	$332,809	$225,791
07/2025	$226,815	$340,279	$227,087
08/2025	$234,632	$347,177	$234,325
09/2025	$236,839	$359,848	$237,825
10/2025	$230,130	$368,274	$238,875
11/2025	$235,011	$369,176	$245,220
12/2025	$233,479	$369,403	$246,883
01/2026	$243,892	$374,759	$258,151
02/2026	$255,659	$371,911	$264,844
03/2026	$242,600	$353,391	$252,068
04/2026	$259,038	$390,472	$272,625
05/2026	$262,908	$411,023	$280,658
06/2026	$272,235	$407,109	$286,957
07/2026	$269,491	$406,851	$297,920
08/2026	$272,900	$417,930	$303,974

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	16.31%	8.15%	10.56%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2026

Class Y: ABCYX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_Y 0826

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$279,273	8/31/25
$269,871	8/31/26

(b)
Audit Related Fees	Fiscal Year Ended
$0	8/31/25
$0	8/31/26

(c)
Tax Fees(1)	Fiscal Year Ended
$56,695	8/31/25
$41,600	8/31/26

(d)
All Other Fees	Fiscal Year Ended
$0	8/31/25
$0	8/31/26

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$56,695	$168,469	N/A	8/31/25
$41,600	$216,434	N/A	8/31/26

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

Annual Financial Statements

August 31, 2026

DbLine_SIM 0826

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	August 31, 2026

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon SiM High Yield Opportunities Fund, American Beacon DoubleLine Floating Rate Fund, and American Beacon DoubleLine Select Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon SiM High Yield Opportunities Fund, American Beacon DoubleLine Floating Rate Fund and American Beacon DoubleLine Select Income Fund (three of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for each of the periods indicated in the table below, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
American Beacon SiM High Yield Opportunities Fund	For the year ended August 31, 2026.	For the two years ended August 31, 2026.	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022.

American Beacon DoubleLine Floating Rate Fund	For the period from April 1, 2026 through August 31, 2026 and the year ended March 31, 2026.	For the period April 1, 2026 through August 31, 2026, and the years ended March 31, 2026 and 2025.	For each of the periods indicated therein.

American Beacon DoubleLine Select Income Fund	For the period from April 1, 2026 through August 31, 2026 and the year ended March 31, 2026.	For the period April 1, 2026 through August 31, 2026, and the years ended March 31, 2026 and 2025.	For each of the periods indicated therein.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

owned as of August 31,2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

[PricewaterhouseCoopers LLP (signed)]

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

COMMON STOCKS - 0.0%

Communication Services - 0.0%

Software - 0.0%
Internap Holding LLCA B C	63,490	$0

Energy - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C	533,359	0

Industrials - 0.0%

Communications Equipment - 0.0%
4L Technologies, Inc.A	140,935	1,409

Electrical Equipment - 0.0%
NSO GroupA B C	1	0

Total Industrials		1,409

Total Common Stocks (Cost $1,110,082)		1,409

PREFERRED STOCKS - 0.0% (Cost $339,302)

Energy - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C D	2,077,530	0

	Principal Amount

BANK LOAN OBLIGATIONSE - 85.0%

Basic Materials - 1.0%

Chemicals - 1.0%
ECO Services Operations Corp., 5.823%, Due 6/12/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000)%	$60,000	60,019
INEOS Quattro Holdings U.K. Ltd., 7.935%, Due 10/7/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250)%	299,908	236,927
Mativ Holdings, Inc., 8.186%, Due 4/4/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500)%	350,000	352,625
Natgasoline LLC, 9.186%, Due 3/29/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500)%	344,576	347,591
Nouryon Finance BV, 7.144% - 7.190%, Due 7/8/2031, 2026 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%, 3 mo. USD Secured Overnight Financing Rate + 3.500)%	215,000	215,740

		1,212,902

Total Basic Materials		1,212,902

Communications - 8.6%

Advertising - 0.8%
Clear Channel Outdoor Holdings, Inc., 7.801%, Due 8/23/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000)%	705,000	705,528
Neptune Bidco U.S., Inc., 8.863%, Due 2/3/2033, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000)%	305,000	304,009

		1,009,537

Internet - 0.9%
CNT Holdings I Corp., 6.073%, Due 11/8/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	135,000	135,433
MH Sub I LLC,
7.936%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250)%	450,000	444,546
7.936%, Due 12/31/2031, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 4.250)%	226,116	210,148

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Communications - 8.6% (continued)

Internet - 0.9% (continued)
Proofpoint, Inc., Due 8/30/2030, 2026 Term Loan BF	$143,304	$141,232
PUG LLC, 8.436%, Due 3/15/2030, 2024 Extended Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750)%	99,557	99,765

		1,031,124

Media - 5.5%
Altice France SA, 10.628%, Due 5/31/2031, 2025 USD Term Loan B14, (3 mo. USD Secured Overnight Financing Rate + 6.875)%	527,876	535,002
Cengage Learning, Inc., 6.686% - 6.741%, Due 3/24/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%, 3 mo. USD Secured Overnight Financing Rate + 3.000)%	1,487,352	1,480,585
DirecTV Financing LLC,
9.323%, Due 2/17/2031, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500)%	340,765	342,523
8.323%, Due 8/2/2029, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500)%	312,778	314,758
Discovery Global Holdings, Inc., 6.186%, Due 6/3/2033, 2026 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	843,462	845,106
NEP Group, Inc., Due 10/17/2031, 2025 Term Loan BF	1	1
Nexstar Media, Inc.,
6.436%, Due 3/18/2033, 2026 Term Loan B7, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	578,571	579,937
6.186%, Due 6/28/2032, 2025 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	628,650	628,575
Sunrise Financing Partnership, 6.341%, Due 2/15/2032, Term Loan AAA, (6 mo. USD Secured Overnight Financing Rate + 2.470)%	615,000	607,737
Townsquare Media, Inc., 8.723%, Due 2/19/2030, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000)%	154,950	113,211
Univision Communications, Inc.,
7.301%, Due 1/31/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500)%	173,671	172,585
7.982%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250)%	787,386	788,039
Virgin Media Bristol LLC, 7.004%, Due 1/31/2029, 2020 USD Term Loan Q, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	170,000	159,757

		6,567,816

Telecommunications - 1.4%
Cyxtera DC Holdings, Inc., Due 1/16/2027, Term Loan BB C G H	230,203	0
Zayo Group Holdings, Inc., 6.801%, Due 3/11/2030, 2025 USD Term Loan, PIK (in-kind rate 0.500)%F	1,651,294	1,652,929

		1,652,929

Total Communications		10,261,406

Consumer, Cyclical - 17.8%

Apparel - 0.1%
ABG Intermediate Holdings 2 LLC, 5.936%, Due 12/21/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	68,775	68,935

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing, Inc., 6.895% - 6.915%, Due 2/3/2033, 2025 Incremental Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.250%, 3 mo. USD Secured Overnight Financing Rate + 3.250)%	449,313	450,157
DexKo Global, Inc., 8.323%, Due 10/6/2031, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500)%	323,573	312,005

		762,162

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Consumer, Cyclical - 17.8% (continued)

Distribution/Wholesale - 1.7%
ADI Global Distribution Funding LLC, 6.436%, Due 7/1/2033, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	$460,000	$460,575
BCPE Empire Holdings, Inc.,
6.936%, Due 12/11/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	372,650	368,272
7.186%, Due 12/29/2032, 2026 10th Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500)%	294,263	290,143
Openlane, Inc., 6.261%, Due 10/8/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500)%	577,100	578,543
Resideo Funding, Inc., 5.641%, Due 6/13/2031, 2024 M&A 1st lien Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.000)%	31,457	31,443
Veritiv Corp., 7.732%, Due 12/2/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000)%	252,440	251,844

		1,980,820

Entertainment - 4.7%
Caesars Entertainment, Inc., 5.936%, Due 2/6/2031, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	648,342	623,491
Crown Finance U.S., Inc., 8.147%, Due 12/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500)%	832,183	835,253
Delta 2 Lux SARL, 5.482%, Due 9/30/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 1.750)%	278,794	278,794
Motion Finco SARL, 7.232%, Due 11/12/2029, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500)%	767,504	605,853
Ontario Gaming GTA LP, 7.982%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250)%	702,024	678,647
OVG Business Services LLC, 6.686%, Due 6/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	873,439	876,714
Pioneer Opco LLC, 6.936%, Due 5/16/2033, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	205,000	206,474
Six Flags Entertainment Corp., 5.686%, Due 5/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	643,160	638,201
Voyager Parent LLC, 7.982%, Due 7/1/2032, Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250)%	923,161	925,072

		5,668,499

Home Furnishings - 0.6%
AI Aqua Merger Sub, Inc., 6.208%, Due 7/5/2033, 2026 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	695,000	697,217

Leisure Time - 2.1%
Alterra Mountain Co.,
6.186%, Due 5/31/2030, 2025 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	79,400	79,598
6.186%, Due 8/17/2028, 2025 Term Loan B9, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	482,569	483,775
GBT U.S. III LLC, 5.810%, Due 7/25/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000)%	689,313	688,162
LC AHAB U.S. Bidco LLC, 6.323%, Due 5/1/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500)%	593,448	590,974
Sabre GLBL, Inc., 9.786%, Due 11/15/2029, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 6.000)%	160,898	151,848
SGH2 LLC, 8.232%, Due 8/18/2032, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500)%	481,363	481,363

		2,475,720

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Consumer, Cyclical - 17.8% (continued)

Lodging - 1.0%
Fertitta Entertainment LLC, 6.936%, Due 1/27/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	$1,246,931	$1,249,575

Retail - 7.0%
Boots Group Bidco Ltd., 6.920%, Due 8/30/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250)%	502,475	504,148
Burlington Coat Factory Warehouse Corp., 5.436%, Due 9/24/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750)%	133,304	133,081
Carvana Co., Due 8/15/2033, Term Loan BF	1,065,000	1,058,791
EG America LLC, 6.936%, Due 2/10/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	1,320,000	1,324,541
Great Outdoors Group LLC, 6.936%, Due 1/23/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	317,590	318,839
LSF9 Atlantis Holdings LLC, 7.482%, Due 3/29/2029, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750)%	1,621,188	1,602,269
Michaels Cos., Inc., 8.732%, Due 3/15/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000)%	665,000	663,963
NPC International, Inc., Due 4/19/2026, 1st Lien Term LoanB C H	705,979	0
PetSmart, Inc., 7.688%, Due 8/18/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000)%	651,725	655,394
QXO, Inc., 5.686%, Due 7/1/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	535,000	534,278
Staples, Inc., 9.561%, Due 9/4/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.750)%	242,966	227,387
Whatabrands LLC, 6.389%, Due 8/15/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	890,000	892,020
White Cap Buyer LLC, 6.936%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	385,509	385,316

		8,300,027

Total Consumer, Cyclical		21,202,955

Consumer, Non-Cyclical - 16.9%

Agriculture - 0.6%
Golden State Food LLC, 7.232%, Due 12/4/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500)%	692,437	693,863

Beverages - 0.3%
Primo Brands Corp., 6.482%, Due 3/31/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750)%	399,000	401,290

Biotechnology - 0.5%
Genmab AS, 5.732%, Due 12/13/2032, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000)%	618,474	618,332

Commercial Services - 7.7%
Camelot U.S. Acquisition LLC, 6.436%, Due 1/31/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	579,832	540,148
Carrix, Inc.,
Due 7/27/2033, 2026 Delayed Draw Term LoanI	73,333	73,288
5.707%, Due 7/27/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000)%	366,667	366,439
CHG Healthcare Services, Inc., 6.686% - 6.823%, Due 9/29/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%, 3 mo. USD Secured Overnight Financing Rate + 3.000)%	952,863	951,910
CompoSecure Holdings LLC, 5.918%, Due 1/14/2033, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	315,000	314,213
Corpay Technologies Operating Co. LLC, 5.435%, Due 11/5/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750)%	82,764	82,751
Creative Artists Agency LLC, 6.186%, Due 10/1/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	186,906	187,186

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Consumer, Non-Cyclical - 16.9% (continued)

Commercial Services - 7.7% (continued)
Eagle Parent Corp., 7.982%, Due 4/2/2029, 2022 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250)%	$929,670	$935,007
Element Materials Technology Group U.S. Holdings, Inc., 7.232%, Due 7/6/2029, 2022 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500)%	633,129	636,028
First Advantage Holdings LLC, 6.482%, Due 10/31/2031, 2025 Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750)%	396,355	395,923
Garda World Security Corp., 6.513%, Due 2/1/2029, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750)%	1,252,980	1,251,414
Grant Thornton Advisors LLC, 6.436%, Due 6/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	1,141,844	1,087,092
Homeserve USA Holding Corp., 5.652%, Due 10/21/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	327,463	327,007
ION Platform Finance U.S., Inc., 7.482%, Due 10/7/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750)%	1,007,475	765,933
Trans Union LLC, 5.436%, Due 6/24/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 1.750)%	313,600	313,101
United Talent Agency LLC, 6.139%, Due 6/10/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	246,881	247,086
Vestis Corp., 6.014%, Due 2/22/2031, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	473,436	470,477
VT Topco, Inc., 6.686%, Due 8/9/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	175,297	173,005

		9,118,008

Cosmetics/Personal Care - 0.4%
Opal Bidco SAS, 6.232%, Due 4/28/2032, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500)%	475,783	478,119

Food - 0.6%
Aspire Bakeries Holdings LLC, 6.686%, Due 12/23/2030, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	364,137	365,656
United Natural Foods, Inc., 7.686%, Due 5/1/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000)%	323,176	326,308

		691,964

Health Care - Products - 2.6%
Bausch & Lomb Corp., 7.436%, Due 1/15/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750)%	1,574,798	1,583,459
Hologic, Inc., 5.995%, Due 4/7/2033, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	1,340,000	1,320,530
Medline Borrower LP, 5.186%, Due 5/30/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.500)%	249,375	248,612

		3,152,601

Health Care - Services - 2.0%
Fortrea Holdings, Inc., 7.323%, Due 7/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500)%	44,463	44,248
LifePoint Health, Inc., 7.503%, Due 5/19/2031, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750)%	537,385	513,987
Pacific Dental Services LLC, 5.909%, Due 3/15/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	352,331	352,722
Radiology Partners, Inc., 8.232%, Due 6/30/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500)%	552,344	547,682
Select Medical Corp., 6.686%, Due 12/3/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	650,000	653,250
Team Health Holdings, Inc., 7.823%, Due 6/30/2028, 2026 Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000)%	214,978	214,709

		2,326,598

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Consumer, Non-Cyclical - 16.9% (continued)

Household Products/Wares - 0.2%
Lavender Dutch BorrowerCo BV, 6.982%, Due 12/30/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250)%	$248,339	$248,090

Pharmaceuticals - 2.0%
Bausch Health Cos., Inc., 9.936%, Due 10/8/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250)%	425,700	423,116
Gainwell Acquisition Corp., 8.223%, Due 8/13/2031, 2026 Refinancing Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500)%	1,950,000	1,957,917

		2,381,033

Total Consumer, Non-Cyclical		20,109,898

Energy - 4.3%

Oil & Gas - 1.5%
Apro LLC, 7.392%, Due 7/9/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750)%	995,084	999,900
Deep Blue Operating I LLC, 6.094%, Due 10/1/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	284,288	284,998
Delek U.S. Holdings, Inc., 6.686%, Due 5/17/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	573,766	575,677

		1,860,575

Pipelines - 2.8%
CPPIB OVM Member U.S. LLC, 5.982%, Due 8/20/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	383,785	384,058
Freeport LNG Investments LLLP, 6.979%, Due 2/11/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250)%	788,021	791,630
GIP Pilot Acquisition Partners LP, 5.723%, Due 5/19/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000)%	125,000	125,312
NGL Energy Partners LP, 6.889%, Due 3/11/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	264,338	265,612
Stonepeak Bayou Holdings LP, 6.482%, Due 10/1/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750)%	337,138	336,575
Traverse Midstream Partners LLC, 6.043%, Due 7/14/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	430,000	429,785
Venture Global Calcasieu Pass LLC, 6.954%, Due 4/11/2033, 2026 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.250)%	455,000	457,780
WhiteWater Matterhorn Holdings LLC, 5.500%, Due 6/16/2032, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750)%	539,600	535,936

		3,326,688

Total Energy		5,187,263

Financial - 11.4%

Diversified Financial Services - 5.7%
AllSpring Buyer LLC, 6.750%, Due 11/1/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000)%	133,647	134,187
CPI Holdco B LLC, 5.686%, Due 5/19/2031, 2025 Add-on Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	1,580,558	1,578,582
Edelman Financial Center LLC, 7.686%, Due 12/1/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000)%	751,591	754,620
Eisner Advisory Group LLC, 7.686%, Due 2/28/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000)%	549,053	543,953
Focus Financial Partners LLC, 6.186%, Due 9/15/2031, 2025 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	1,105,545	1,091,980
GC Ferry Acquisition I, Inc.,
3.500%, Due 8/16/2032, Delayed Draw Term LoanI	48,125	48,282
7.232%, Due 8/16/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500)%	280,466	281,377

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Financial - 11.4% (continued)

Diversified Financial Services - 5.7% (continued)
HighTower Holdings LLC, 6.509%, Due 2/3/2032, 2025 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750)%	$1,332,795	$1,329,463
Pretzel Parent, Inc., 8.186%, Due 10/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500)%	599,844	584,350
Victory Capital Holdings, Inc., 5.482%, Due 9/23/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.750)%	173,688	171,299
Virtus Investment Partners, Inc., 5.936%, Due 9/27/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	272,938	272,255

		6,790,348

Insurance - 4.0%
Acrisure LLC,
6.936%, Due 6/21/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	133,650	105,694
6.686%, Due 11/6/2030, 2024 1st Lien Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	1,488,514	1,260,280
Alera Group, Inc., 6.436%, Due 5/30/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	206,107	201,238
Alliant Holdings Intermediate LLC, 6.186%, Due 9/19/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	668,312	666,608
AmWINS Group, Inc., 5.732%, Due 1/30/2032, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000)%	287,085	284,218
Asurion LLC,
9.334%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (3 mo. USD Secured Overnight Financing Rate + 5.250)%	215,000	215,191
8.073%, Due 9/19/2030, 2024 Term Loan B12, (3 mo. USD Secured Overnight Financing Rate + 4.250)%	243,837	241,552
8.073%, Due 9/19/2030, 2025 Term Loan B13, (3 mo. USD Secured Overnight Financing Rate + 4.250)%	480,150	475,747
HUB International Ltd., 5.984%, Due 6/20/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	238,724	239,283
OneDigital Borrower LLC, 6.686%, Due 7/2/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	296,823	292,742
Sedgwick Claims Management Services, Inc., 6.186%, Due 7/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	752,227	751,949

		4,734,502

Investment Companies - 0.5%
nVent Electric PLC, 6.487%, Due 1/30/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	572,864	575,013

Private Equity - 0.2%
ACI Rover Parent LLC, 5.982%, Due 6/9/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	265,000	264,669

REITs - 1.0%
Iron Mountain, Inc., 5.686%, Due 1/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	801,777	800,277
Starwood Property Trust, Inc., 5.686%, Due 9/24/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	472,067	471,359

		1,271,636

Total Financial		13,636,168

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Industrial - 10.2%

Aerospace/Defense - 1.5%
Air Comm Corp. LLC,
1.000%, Due 12/11/2031, 2026 Delayed Draw Term LoanI	$20,519	$20,595
6.196% - 6.245%, Due 12/11/2031, 2026 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500)%	587,751	589,955
Kaman Corp.,
Due 2/26/2032, 2026-1 New Delayed Draw Term LoanI	61,629	61,763
5.670%, Due 2/26/2032, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000)%	531,319	532,483
TransDigm, Inc., 6.186%, Due 2/13/2033, 2026 Term Loan N, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	553,613	555,146

		1,759,942

Building Materials - 1.3%
Chamberlain Group, Inc., 6.436%, Due 9/8/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	217,068	217,276
Cornerstone Building Brands, Inc.,
7.014%, Due 4/12/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250)%	159,683	77,446
8.164%, Due 5/15/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500)%	87,733	39,542
EMRLD Borrower LP, 5.936%, Due 5/31/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	200,102	200,576
OEP Glass Purchaser LLC, 7.732%, Due 3/7/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000)%	286,375	285,840
Quikrete Holdings, Inc.,
5.936%, Due 3/19/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	387,051	387,840
5.936%, Due 4/14/2031, 2025 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	122,202	122,348
Tamko Building Products LLC, 6.732% - 6.823%, Due 9/20/2030, 2026 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000)%	265,000	251,419

		1,582,287

Electrical Components & Equipment - 0.4%
Belden, Inc., 5.936%, Due 7/1/2033, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	441,324	442,794

Electronics - 0.4%
ESCO Technologies, Inc., Due 5/27/2033, Term Loan BF	310,000	309,613
Skyshield U.S. Bidco Ltd., 6.370%, Due 6/30/2033, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500)%	200,000	200,750

		510,363

Engineering & Construction - 2.7%
Brown Group Holding LLC, 5.936% - 6.073%, Due 7/1/2031, 2022 Incremental Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%, 3 mo. USD Secured Overnight Financing Rate + 2.250)%	164,024	164,611
Construction Partners, Inc., 5.686%, Due 11/3/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	134,748	135,186
DG Investment Intermediate Holdings 2, Inc., 6.686%, Due 7/9/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	2,393,550	2,399,534
Tecta America Corp., 6.186%, Due 2/18/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	564,300	565,914

		3,265,245

Environmental Control - 0.6%
Harsco Corp., 6.051%, Due 6/9/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250)%	682,646	681,226

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Industrial - 10.2% (continued)

Machinery - Construction & Mining - 0.7%
WEC U.S. Holdings Ltd., 5.683%, Due 1/27/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000)%	$882,000	$881,859

Machinery - Diversified - 1.0%
Columbus McKinnon Corp., 7.232%, Due 2/3/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500)%	647,185	649,340
TK Elevator Midco GmbH, 6.704%, Due 4/30/2030, 2025 USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.750)%	485,070	487,321

		1,136,661

Packaging & Containers - 1.6%
Clydesdale Acquisition Holdings, Inc.,
6.936%, Due 4/1/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	213,515	210,291
6.861%, Due 4/13/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.175)%	226,032	225,594
Pregis TopCo Corp., 7.436%, Due 2/1/2029, 2025 Refinancing Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750)%	673,651	677,525
Sword Purchaser LLC, 7.686%, Due 4/11/2033, USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000)%	595,000	587,842
Trident TPI Holdings, Inc., 7.482%, Due 9/15/2028, 2024 Term Loan B7, (3 mo. USD Secured Overnight Financing Rate + 3.750)%	214,906	210,130

		1,911,382

Total Industrial		12,171,759

Technology - 11.9%

Software - 11.9%
Applied Systems, Inc.,
8.232%, Due 2/23/2032, 2024 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500)%	280,000	274,795
5.982%, Due 2/24/2031, 2024 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	545,000	536,144
Ascend Learning LLC, 6.685%, Due 12/11/2028, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	1,233,950	1,232,235
Athenahealth Group, Inc., 6.936%, Due 2/16/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	1,099,809	1,098,632
Boxer Parent Co., Inc.,
6.514%, Due 7/30/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750)%	1,287,716	1,218,630
9.573%, Due 7/30/2032, 2024 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.750)%	132,032	120,892
Cloud Software Group, Inc., 6.982%, Due 8/13/2032, 2025 Term Loan B (2032), (3 mo. USD Secured Overnight Financing Rate + 3.250)%	447,392	424,651
Cotiviti Corp.,
6.433%, Due 3/26/2032, 2025 2nd Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	351,450	334,317
6.433%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750)%	914,665	872,361
Dayforce, Inc., 6.823%, Due 2/4/2033, 2026 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000)%	1,535,000	1,479,878
Ellucian Holdings, Inc., 8.436%, Due 11/22/2032, 2024 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750)%	40,000	38,700
Lambda Compute II LLC, Due 12/31/2030, Term Loan BF	665,000	668,119
Mitchell International, Inc.,
6.686%, Due 6/17/2031, 2026 Add-on Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000)%	655,150	647,426
8.936%, Due 6/17/2032, 2024 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250)%	115,000	105,282

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 85.0% (continued)

Technology - 11.9% (continued)

Software - 11.9% (continued)
Oak-Eagle AcquireCo, Inc., 7.251%, Due 8/4/2033, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500)%	$960,000	$968,832
PointClickCare Technologies, Inc., 6.573%, Due 11/3/2031, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750)%	850,000	845,223
RealPage, Inc.,
6.994%, Due 4/24/2028, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000)%	1,008,668	992,378
7.482%, Due 4/24/2028, 2024 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750)%	227,125	223,548
UKG, Inc., 6.073%, Due 2/10/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	1,622,738	1,576,457
Zelis Payments Buyer, Inc., 6.936%, Due 11/26/2031, 5th Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250)%	558,008	552,556

		14,211,056

Total Technology		14,211,056

Utilities - 2.9%

Electric - 2.9%
Alpha Generation LLC,
5.436%, Due 6/10/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750)%	575,000	572,269
5.436%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750)%	946,238	943,002
Compass Power Generation LLC, 6.186%, Due 4/13/2029, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500)%	885,648	888,136
Pathfinder Power LLC, Due 6/22/2033, Term Loan BF	510,000	509,684
Solebury Borrower I LLC, 6.128%, Due 8/4/2033, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250)%	555,000	553,613

		3,466,704

Total Utilities		3,466,704

Total Bank Loan Obligations (Cost $103,278,493)		101,460,111

CORPORATE OBLIGATIONS - 6.2%

Basic Materials - 0.3%

Chemicals - 0.2%
Celanese U.S. Holdings LLC,
6.500%, Due 4/15/2030	15,000	15,285
6.750%, Due 4/15/2033	15,000	15,269
Chemours Co., 7.875%, Due 3/15/2034J	15,000	14,675
Olin Corp., 6.625%, Due 4/1/2033J	15,000	14,718
Qnity Electronics, Inc., 6.250%, Due 8/15/2033J	35,000	35,231
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033J	25,000	24,548
WR Grace Holdings LLC, 5.625%, Due 8/15/2029J	145,000	137,934

		257,660

Mining - 0.1%
Novelis Corp., 6.875%, Due 1/30/2030J	30,000	30,825

Total Basic Materials		288,485

Communications - 1.0%

Advertising - 0.1%
Clear Channel Outdoor Holdings, Inc.,
7.500%, Due 6/1/2029J	25,000	25,013
7.125%, Due 2/15/2031J	40,000	41,251

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.2% (continued)

Communications - 1.0% (continued)

Advertising - 0.1% (continued)
Lamar Media Corp., 5.375%, Due 11/1/2033J	$50,000	$48,649
Neptune Bidco U.S., Inc., 10.375%, Due 5/15/2031J	25,000	26,269

		141,182

Internet - 0.0%
Wayfair LLC,
7.250%, Due 10/31/2029J	25,000	25,823
6.750%, Due 11/15/2032J	30,000	30,867

		56,690

Media - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.125%, Due 5/1/2027J	12,000	11,984
4.750%, Due 3/1/2030J	60,000	56,901
4.750%, Due 2/1/2032J	40,000	35,846
7.375%, Due 2/1/2036J	5,000	4,834
Directv Financing LLC, 8.875%, Due 2/1/2030J	60,000	61,383
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.250%, Due 6/1/2032J	40,000	41,760
Discovery Global Holdings, Inc.,
4.054%, Due 3/15/2029	30,000	29,700
4.279%, Due 3/15/2032	15,000	13,725
5.050%, Due 3/15/2042	20,000	14,542
DISH DBS Corp.,
Due 12/1/2028G J K	55,000	54,188
Due 6/1/2029G K	40,000	36,950
EchoStar Corp., 10.750%, Due 11/30/2029	50,000	54,041
Gray Media, Inc.,
9.625%, Due 7/15/2032J	20,000	20,530
7.250%, Due 8/15/2033J	25,000	24,998
McGraw-Hill Education, Inc., 7.375%, Due 9/1/2031J	25,000	25,678
Nexstar Media, Inc.,
6.500%, Due 9/15/2033J	35,000	35,156
7.250%, Due 4/15/2034J	10,000	10,129
Univision Communications, Inc., 7.375%, Due 6/30/2030J	65,000	65,244

		597,589

Telecommunications - 0.4%
APLD ComputeCo LLC, 9.250%, Due 12/15/2030J	45,000	47,464
Cipher Compute LLC, 7.125%, Due 11/15/2030J	40,000	40,496
Level 3 Financing, Inc., 6.875%, Due 6/30/2033J	90,000	91,491
Meridian Arc Holdco LLC, 6.250%, Due 4/30/2031J	30,000	28,522
PR RNO Property Owner 1 LLC, 6.500%, Due 5/1/2031J	25,000	23,174
SE Cosmos LLC, 8.875%, Due 5/1/2031J	80,000	78,730
Stingray Compute LLC, 6.000%, Due 6/15/2031J	16,000	15,580
SV RNO Property Owner 1 LLC, 5.875%, Due 3/1/2031J	45,000	41,310
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, Due 6/15/2032J	40,000	41,101
Uniti Services LLC, 7.500%, Due 10/15/2033J	20,000	20,650

		428,518

Total Communications		1,223,979

Consumer, Cyclical - 1.7%

Airlines - 0.1%
Allegiant Travel Co., 7.125%, Due 7/1/2031J	23,000	23,210
United Airlines Holdings, Inc., 5.375%, Due 3/1/2031	50,000	49,520

		72,730

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.2% (continued)

Consumer, Cyclical - 1.7% (continued)

Apparel - 0.1%
Beach Acquisition Bidco LLC, 10.000%, Due 7/15/2033, Cash (10.000)% or PIK (in-kind rate 10.750)%J	$40,000	$42,934

Auto Manufacturers - 0.0%
Nissan Motor Acceptance Co. LLC, 6.125%, Due 9/30/2030J	40,000	39,358

Auto Parts & Equipment - 0.2%
American Axle & Manufacturing, Inc.,
6.375%, Due 10/15/2032J	30,000	30,032
7.750%, Due 10/15/2033J	40,000	40,188
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032J	85,000	86,591
Dexko Global, Inc., 7.500%, Due 4/15/2032J	76,950	64,268

		221,079

Distribution/Wholesale - 0.1%
ADI Global Distribution Funding LLC, 7.125%, Due 7/15/2034J	40,000	41,321
Dealer Tire Financial LLC, 10.375%, Due 10/1/2031J	20,000	19,892
Veritiv Operating Co., 10.500%, Due 11/30/2030J	20,000	20,888

		82,101

Entertainment - 0.3%
Light & Wonder International, Inc., 6.250%, Due 10/1/2033J	80,000	79,800
Penn Entertainment, Inc., 6.750%, Due 4/1/2031J	20,000	20,072
Rivers Enterprise Borrower LLC, 6.250%, Due 10/15/2030J	20,000	20,257
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.625%, Due 2/1/2033J	110,000	111,505
Six Flags Entertainment Corp., 7.250%, Due 5/15/2031J	20,000	19,760
Voyager Parent LLC, 9.250%, Due 7/1/2032J	38,000	40,689

		292,083

Home Builders - 0.0%
Taylor Morrison Communities, Inc., 5.750%, Due 11/15/2032J	40,000	40,880

Home Furnishings - 0.0%
Whirlpool Corp., 7.500%, Due 7/1/2031J	20,000	20,025

Housewares - 0.0%
Newell Brands, Inc.,
6.375%, Due 5/15/2030	20,000	20,305
6.250%, Due 8/15/2031J	20,000	20,051

		40,356

Leisure Time - 0.4%
Acushnet Co., 5.625%, Due 12/1/2033J	65,000	63,820
Carnival Corp. Ltd., 5.750%, Due 8/1/2032J	50,000	49,481
Life Time, Inc., 6.000%, Due 11/15/2031J	105,000	106,006
Lindblad Expeditions LLC, 7.000%, Due 9/15/2030J	35,000	36,052
NCL Corp. Ltd.,
5.875%, Due 1/15/2031J	20,000	19,181
6.250%, Due 9/15/2033J	20,000	18,709
Sabre Financial Borrower LLC, 11.125%, Due 6/15/2029J	15,000	15,923
Sabre GLBL, Inc.,
10.750%, Due 11/15/2029J	19,000	18,739
10.750%, Due 3/15/2030J	21,000	20,396
Viking Cruises Ltd., 5.875%, Due 10/15/2033J	165,000	163,306

		511,613

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.2% (continued)

Consumer, Cyclical - 1.7% (continued)

Lodging - 0.0%
Hilton Domestic Operating Co., Inc., 5.750%, Due 9/15/2033J	$35,000	$34,969

Retail - 0.5%
Academy Ltd., 5.875%, Due 5/15/2031J	30,000	29,797
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, Due 1/15/2030J	60,000	58,731
Michaels Cos., Inc., 8.500%, Due 3/15/2033J	85,000	84,145
QXO Building Products, Inc.,
6.500%, Due 7/15/2031J	25,000	25,283
6.750%, Due 4/30/2032J	45,000	46,027
6.875%, Due 7/15/2034J	25,000	25,297
Staples, Inc., 10.750%, Due 9/1/2029J	65,000	62,447
Victra Holdings LLC/Victra Finance Corp., 8.750%, Due 9/15/2029J	250,000	256,298

		588,025

Total Consumer, Cyclical		1,986,153

Consumer, Non-Cyclical - 0.8%

Commercial Services - 0.3%
Allied Universal Holdco LLC, 7.875%, Due 2/15/2031J	35,000	36,400
Carrix, Inc., 6.125%, Due 8/1/2033J	40,000	39,966
Dcli Bidco LLC, 7.750%, Due 11/15/2029J	65,000	67,249
Graham Holdings Co., 5.625%, Due 12/1/2033J	50,000	48,930
Herc Holdings, Inc.,
5.750%, Due 3/15/2031J	15,000	14,964
6.000%, Due 3/15/2034J	15,000	14,792
Synergy Infrastructure Holdings LLC, 7.000%, Due 7/15/2034J	20,000	20,346
United Rentals North America, Inc., 5.375%, Due 11/15/2033J	35,000	34,085
VT Topco, Inc., 8.500%, Due 8/15/2030J	30,000	30,855
Wand NewCo 3, Inc., 7.625%, Due 1/30/2032J	70,000	71,265

		378,852

Food - 0.1%
Performance Food Group, Inc., 5.625%, Due 3/1/2034J	30,000	29,142
Post Holdings, Inc., 6.250%, Due 10/15/2034J	5,000	4,820
U.S. Foods, Inc., 5.750%, Due 4/15/2033J	39,000	38,815
United Natural Foods, Inc., 6.750%, Due 10/15/2028J	74,000	74,187

		146,964

Health Care - Services - 0.3%
Centene Corp., 4.625%, Due 12/15/2029	35,000	34,119
Encompass Health Corp., 5.875%, Due 6/1/2034J	60,000	59,727
IQVIA, Inc., 5.000%, Due 5/15/2027J	139,000	138,978
LifePoint Health, Inc.,
10.000%, Due 6/1/2032J	30,000	29,064
7.000%, Due 5/1/2034J	15,000	14,104
Radiology Partners, Inc., 8.500%, Due 7/15/2032J	40,000	40,923
Select Medical Corp., 6.250%, Due 12/1/2032J	15,000	14,546
Tenet Healthcare Corp.,
5.500%, Due 11/15/2032J	5,000	4,934
6.000%, Due 11/15/2033J	5,000	5,015

		341,410

Pharmaceuticals - 0.1%
Gainwell Acquisition Corp., 9.000%, Due 9/1/2031J	60,000	62,498

Total Consumer, Non-Cyclical		929,724

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.2% (continued)

Energy - 0.8%

Oil & Gas - 0.5%
Caturus Energy LLC, 7.125%, Due 5/15/2031J	$40,000	$40,052
Chord Energy Corp., 6.750%, Due 3/15/2033J	35,000	35,787
CNX Resources Corp., 5.875%, Due 3/1/2034J	40,000	39,006
Crescent Energy Finance LLC, 7.875%, Due 4/15/2032J	60,000	62,002
Hilcorp Energy I LP/Hilcorp Finance Co., 7.250%, Due 2/15/2035J	65,000	65,423
Kodiak Gas Services LLC,
6.500%, Due 10/1/2033J	25,000	25,241
6.750%, Due 10/1/2035J	25,000	25,488
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.625%, Due 8/15/2034J	25,000	25,283
Matador Resources Co., 6.000%, Due 4/15/2034J	25,000	24,487
Nabors Industries, Inc.,
9.125%, Due 1/31/2030J	25,000	26,223
7.625%, Due 11/15/2032J	25,000	25,783
Par Petroleum LLC, 7.375%, Due 6/1/2034J	50,000	51,884
PBF Holding Co. LLC/PBF Finance Corp., 7.250%, Due 6/1/2034J	10,000	10,283
SM Energy Co., 6.625%, Due 4/15/2034J	40,000	40,255
WBI Operating LLC, 6.500%, Due 10/15/2033J	70,000	70,228
Weatherford International Ltd., 6.750%, Due 10/15/2033J	75,000	76,499

		643,924

Pipelines - 0.3%
Harvest Midstream I LP,
7.500%, Due 5/15/2032J	60,000	62,269
6.750%, Due 5/15/2034J	20,000	20,295
Rockies Express Pipeline LLC, 6.750%, Due 3/15/2033J	60,000	61,194
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.750%, Due 3/15/2034J	20,000	20,156
Venture Global LNG, Inc.,
8.375%, Due 6/1/2031J	65,000	67,593
6.375%, Due 12/15/2034J	20,000	19,850
6.625%, Due 6/15/2036J	10,000	10,041
Venture Global Plaquemines LNG LLC,
6.125%, Due 12/15/2030J	15,000	15,315
7.500%, Due 5/1/2033J	25,000	27,155
6.500%, Due 1/15/2034J	45,000	46,538

		350,406

Total Energy		994,330

Financial - 0.5%

Diversified Financial Services - 0.2%
Azorra Finance Ltd., 7.250%, Due 1/15/2031J	55,000	56,926
Freedom Mortgage Holdings LLC, 8.375%, Due 4/1/2032J	25,000	25,120
OneMain Finance Corp.,
7.500%, Due 5/15/2031	30,000	30,810
6.500%, Due 3/15/2033	95,000	92,927

		205,783

Insurance - 0.1%
Acrisure LLC/Acrisure Finance, Inc., 6.750%, Due 7/1/2032J	70,000	59,762
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, Due 10/1/2031J	35,000	35,165
Asurion LLC/Asurion Co-Issuer, Inc.,
8.000%, Due 12/31/2032J	15,000	14,922
8.375%, Due 2/1/2034J	15,000	13,537
CRC Insurance Group LLC, 7.125%, Due 6/1/2031J	40,000	40,010

		163,396

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.2% (continued)

Financial - 0.5% (continued)

Real Estate - 0.0%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.250%, Due 4/15/2030J	$30,000	$29,046
9.750%, Due 4/15/2030J	15,000	16,072

		45,118

REITs - 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.000%, Due 2/1/2030J	60,000	61,439
RHP Hotel Properties LP/RHP Finance Corp., 5.750%, Due 3/15/2034J	25,000	24,636
Starwood Property Trust, Inc., 5.250%, Due 10/15/2028J	60,000	59,588
XHR LP, 4.875%, Due 6/1/2029J	40,000	39,317

		184,980

Total Financial		599,277

Industrial - 0.7%

Aerospace/Defense - 0.0%
Goat Holdco LLC, 6.750%, Due 2/1/2032J	40,000	40,800
TransDigm, Inc.,
6.250%, Due 1/31/2034J	10,000	10,111
6.750%, Due 1/31/2034J	10,000	10,159

		61,070

Building Materials - 0.2%
Builders FirstSource, Inc., 6.375%, Due 3/1/2034J	120,000	118,800
Cornerstone Building Brands, Inc., 9.500%, Due 8/15/2029J	30,000	15,348
Griffon Corp., 6.250%, Due 10/1/2034J	80,000	80,262
Quikrete Holdings, Inc., 6.750%, Due 3/1/2033J	35,000	35,555
Standard Building Solutions, Inc., 5.875%, Due 3/15/2034J	20,000	19,360

		269,325

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 6.000%, Due 9/15/2033J	35,000	33,546
WESCO Distribution, Inc.,
6.375%, Due 3/15/2033J	40,000	40,617
5.500%, Due 4/15/2034J	20,000	19,458

		93,621

Machinery - Diversified - 0.1%
Columbus McKinnon Corp., 7.125%, Due 2/1/2033J	85,000	86,011

Metal Fabricate/Hardware - 0.0%
Advanced Drainage Systems, Inc., 5.375%, Due 3/1/2034J	15,000	14,557

Packaging & Containers - 0.1%
Clydesdale Acquisition Holdings, Inc., 6.750%, Due 4/15/2032J	120,000	117,175

Transportation - 0.2%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032J	69,000	69,510
PODS LLC, 8.750%, Due 5/15/2031J	10,000	9,403
Watco Cos. LLC/Watco Finance Corp., 7.125%, Due 8/1/2032J	125,000	128,827

		207,740

Total Industrial		849,499

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.2% (continued)

Technology - 0.3%

Software - 0.3%
AthenaHealth Group, Inc.,
6.500%, Due 2/15/2030J	$80,000	$78,186
7.500%, Due 2/15/2032J	15,000	15,450
Cloud Software Group LLC,
6.500%, Due 3/31/2029J	20,000	19,908
9.000%, Due 9/30/2029J	20,000	20,053
6.625%, Due 8/15/2033J	15,000	13,601
CoreWeave, Inc., 9.250%, Due 6/1/2030J	30,000	27,860
Ellucian Holdings, Inc., 6.500%, Due 12/1/2029J	20,000	19,724
OAK-Eagle Acquireco, Inc.,
7.250%, Due 7/1/2033J	60,000	62,395
8.750%, Due 7/1/2034J	60,000	63,679
UKG, Inc., 6.875%, Due 2/1/2031J	80,000	78,909

		399,765

Total Technology		399,765

Utilities - 0.1%

Electric - 0.1%
NRG Energy, Inc.,
6.000%, Due 2/1/2033J	35,000	34,837
6.125%, Due 5/15/2036J	15,000	14,697
Talen Energy Supply LLC, 6.250%, Due 2/1/2034J	35,000	34,372

		83,906

Total Utilities		83,906

Total Corporate Obligations (Cost $7,372,503)		7,355,118

FOREIGN CORPORATE OBLIGATIONS - 0.5%

Communications - 0.0%

Telecommunications - 0.0%
Altice France SA, 6.875%, Due 7/15/2032J	84,795	83,142

Consumer, Non-Cyclical - 0.1%

Commercial Services - 0.1%
Garda World Security Corp.,
6.500%, Due 1/15/2031J	35,000	35,519
8.250%, Due 8/1/2032J	85,000	86,908

		122,427

Total Consumer, Non-Cyclical		122,427

Financial - 0.2%

Diversified Financial Services - 0.2%
Global Aircraft Leasing Co. Ltd., 8.750%, Due 9/1/2027J	200,000	203,389

Industrial - 0.2%

Machinery - Diversified - 0.1%
TK Elevator U.S. Newco, Inc., 5.250%, Due 7/15/2027J	139,000	138,960

Transportation - 0.1%
Seaspan Corp. Pte. Ltd., 5.500%, Due 8/1/2029J	85,000	82,925

Total Industrial		221,885

Total Foreign Corporate Obligations (Cost $626,640)		630,843

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

EXCHANGE-TRADED INSTRUMENTS - 4.4%

Exchange-Traded Funds - 4.4%
Invesco Senior Loan ETF	126,700	$2,606,219
State Street Blackstone Senior Loan ETF	64,500	2,631,600

		5,237,819

Total Exchange-Traded Instruments (Cost $5,214,078)		5,237,819

FOREIGN COMMON STOCKS - 0.1% (Cost $137,716)

Communication Services - 0.1%

Diversified Telecommunication Services - 0.1%
Altice France Lux 3/Altice Holdings 1A B C	5,056	95,433

SHORT-TERM INVESTMENTS - 6.2% (Cost $7,348,110)

Investment Companies - 6.2%
American Beacon U.S. Government Money Market Select Fund, 3.57%L M	7,348,110	7,348,110

TOTAL INVESTMENTS - 102.4% (Cost $125,426,924)		122,128,843
LIABILITIES, NET OF OTHER ASSETS - (2.4)%		(2,843,378)

TOTAL NET ASSETS - 100.0%		$119,285,465

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $95,433 or 0.1% of net assets.

D A type of Preferred Stock that has no maturity date.

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of August 31, 2026.

G Default Security. At period end, the amount of securities in default was $91,138 or 0.1% of net assets.

H Zero coupon bank loan.

I All or a portion of the security is an Unfunded Loan Commitment. The rate represents the current interest rate if the loan is partially funded.

J Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $7,578,768 or 6.4% of net assets. The Fund has no right to demand registration of these securities.

K Zero coupon bond.

L The Fund is affiliated by having the same investment advisor.

M 7-day yield.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

USD - United States Dollar.

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

August 31, 2026

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2026, the investments were classified as described below:

American Beacon DoubleLine Floating Rate Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$-	$1,409	$0	(1)	$1,409	(1)
Preferred Stocks	-	-	0	(1)	0	(1)
Bank Loan Obligations	-	101,460,111	0	(1)	101,460,111	(1)
Corporate Obligations	-	7,355,118	-		7,355,118
Foreign Corporate Obligations	-	630,843	-		630,843
Exchange-Traded Instruments	5,237,819	-	-		5,237,819
Foreign Common Stocks	-	-	95,433		95,433
Short-Term Investments	7,348,110	-	-		7,348,110

Total Investments in Securities - Assets	$12,585,929	$109,447,481	$95,433		$122,128,843

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from Level 3 be disclosed. During the period ended August 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 3/31/2026		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 8/31/2026		Unrealized Appreciation (Depreciation) at Year End*
Common Stocks	$0	(1)	$-	$-	$-	$-	$-	$-	$-	$0	(1)	$(158,774)
Preferred Stocks	0		-	-	-	-	-	-	-	0	(1)	(339,302)
Bank Loan Obligations	0	(1)	-	-	1,064	-	(1,064)	-	-	0	(1)	(935,229)
Foreign Common Stocks	$85,420		$-	$-	$-	$-	$10,013	$-	$-	$95,433		$(42,284)

	$85,420		$ -	$ -	$1,064	$-	$8,949	$-	$-	$95,433		$(1,475,589)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Includes Investments held in the Fund’s portfolio with $0 fair value.

For the period ended August 31, 2026, three common stocks, one preferred stock, and two bank loan obligations have been fair valued at $0 and one Foreign Common Stock has been valued at $95,433 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon DoubleLine Floating Rate Fund	Fair Value as of August 31,2026	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)	Impact to valuation from an increase to input
Foreign Common Stocks	$95,433	Market Comparables	Market Quotes	$18.88	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 40.2%

Communications - 3.4%

Telecommunications - 3.4%
AT&T, Inc., 4.300%, Due 12/15/2042	$11,015,000	$8,702,860
T-Mobile USA, Inc., 5.500%, Due 1/15/2055	4,500,000	3,911,843

		12,614,703

Total Communications		12,614,703

Energy - 13.1%

Pipelines - 13.1%
Cheniere Energy, Inc., 5.650%, Due 4/15/2034	3,500,000	3,530,785
Energy Transfer LP, 5.750%, Due 2/15/2033	8,000,000	8,164,384
Enterprise Products Operating LLC, 5.550%, Due 2/16/2055	5,000,000	4,667,147
Kinder Morgan, Inc., 5.550%, Due 6/1/2045	5,500,000	5,095,268
MPLX LP, 5.400%, Due 9/15/2035	8,000,000	7,837,384
ONEOK, Inc., 6.625%, Due 9/1/2053	3,500,000	3,582,342
Venture Global Calcasieu Pass LLC, 6.250%, Due 1/15/2030A	5,000,000	5,105,194
Western Midstream Operating LP, 5.250%, Due 2/1/2050	6,000,000	5,059,848
Williams Cos., Inc., 6.300%, Due 4/15/2040	5,000,000	5,139,319

		48,181,671

Total Energy		48,181,671

Financial - 6.5%

Diversified Financial Services - 1.4%
Pluto 2 GIP Sharon Finco, 6.640%, Due 9/30/2046B C	5,000,000	5,092,500

Investment Companies - 1.7%
HA Sustainable Infrastructure Capital, Inc., 6.375%, Due 7/1/2034	6,000,000	6,041,939

Real Estate - 1.3%
AZ Battery Property LLC, 6.730%, Due 2/20/2046B C	4,979,728	4,935,531

REITs - 2.1%
Crown Castle, Inc., 5.100%, Due 5/1/2033	8,000,000	7,775,945

Total Financial		23,845,915

Industrial - 1.2%

Transportation - 1.2%
Burlington Northern Santa Fe LLC, 5.200%, Due 4/15/2054	5,000,000	4,455,265

Technology - 1.9%

Semiconductors - 1.9%
Foundry JV Holdco LLC,
6.150%, Due 1/25/2032A	2,000,000	2,061,083
5.875%, Due 1/25/2034A	2,000,000	1,982,984
6.300%, Due 1/25/2039A	3,000,000	3,085,549

		7,129,616

Total Technology		7,129,616

Utilities - 14.1%

Electric - 14.1%
Ameren Corp., 5.375%, Due 3/15/2035	6,000,000	5,923,867
Basin Electric Power Cooperative, 7.690%, Due 12/17/2028B C	375,000	386,221
Duke Energy Florida LLC, 5.875%, Due 11/15/2033	5,000,000	5,173,199
Entergy Arkansas LLC, 5.450%, Due 6/1/2034	3,000,000	3,022,888
Eversource Energy, 5.125%, Due 5/15/2033	8,500,000	8,342,478
Exelon Corp., 5.300%, Due 3/15/2033	7,400,000	7,373,083

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 40.2% (continued)

Utilities - 14.1% (continued)

Electric - 14.1% (continued)
ITC Holdings Corp., 5.400%, Due 6/1/2033A	$7,500,000	$7,461,237
Sempra, 5.500%, Due 8/1/2033	5,000,000	5,029,149
Southern Co., 5.500%, Due 3/15/2029	9,150,000	9,294,792

		52,006,914

Total Utilities		52,006,914

Total Corporate Obligations (Cost $152,417,159)		148,234,084

FOREIGN CORPORATE OBLIGATIONS - 2.9%

Energy - 0.4%

Energy - Alternate Sources - 0.4%
Energia Eolica SA, 6.000%, Due 8/30/2034D	1,708,761	1,577,186

Industrial - 0.7%

Transportation - 0.7%
Lima Metro Line 2 Finance Ltd.,
5.875%, Due 7/5/2034A	2,311,437	2,346,386
5.875%, Due 7/5/2034D	124,462	126,344

		2,472,730

Total Industrial		2,472,730

Utilities - 1.8%

Electric - 1.8%
Comision Federal de Electricidad, 6.045%, Due 1/28/2034A	3,000,000	2,920,500
Emirates Semb Corp. Water & Power Co. PJSC, 4.450%, Due 8/1/2035A	2,000,000	1,847,199
Transelec SA, 3.875%, Due 1/12/2029A	1,750,000	1,688,506

		6,456,205

Total Utilities		6,456,205

Total Foreign Corporate Obligations (Cost $10,968,998)		10,506,121

ASSET-BACKED OBLIGATIONS - 43.0%
AASET MT-1 Ltd., 6.010%, Due 2/16/2050, 2025-2A BA	4,568,159	4,466,737
AASET Trust, 6.900%, Due 5/16/2049, 2024-1A BA	5,045,013	5,058,992
Affirm Master Trust, 4.780%, Due 8/15/2034, 2026-3A AA	5,000,000	4,987,835
ALLO Issuer LLC, 6.046%, Due 6/20/2056, 2026-1A BA	2,250,000	2,248,413
ALTDE Trust, 6.534%, Due 8/15/2050, 2025-1A BA	3,264,889	3,238,407
American Credit Acceptance Receivables Trust, 4.900%, Due 3/12/2029, 2025-1 BA	1,736,529	1,736,779
APL Finance DAC, 5.280%, Due 3/20/2036, 2025-1A BA	1,425,000	1,412,678
Barings Infrastructure CLO Ltd., 5.079%, Due 7/20/2039, 2026-1A A1, (3 mo. USD Term SOFR + 1.350)%A E	3,000,000	2,998,986
Blue Stream Issuer LLC, 8.898%, Due 5/20/2053, 2023-1A CA	2,000,000	2,013,138
Cloud Capital Holdco LP, 5.923%, Due 11/22/2049, 2024-2A A2A	3,500,000	3,474,006
Compass Datacenters Issuer II LLC, 5.756%, Due 5/25/2050, 2025-1A B1A	2,000,000	1,966,472
CyrusOne Data Centers Issuer I LLC, 5.450%, Due 4/20/2048, 2023-1A BA	1,233,331	1,222,192
DataBank Issuer II LLC, 5.180%, Due 9/27/2055, 2025-1A A2A	6,000,000	5,781,052
Diversified ABS X LLC, 5.945%, Due 2/28/2045, 2025-1A A1A	3,662,186	3,643,451
Eclipse Aircraft LLC, 6.451%, Due 5/15/2051, 2026-1 BA	3,601,739	3,572,026
Gilead Aviation LLC, 5.789%, Due 3/15/2050, 2025-1A AA	4,640,495	4,632,468
GoodLeap Sustainable Home Solutions Trust, 2.410%, Due 5/20/2048, 2021-3CS BA	2,639,309	1,687,960
GreenSky Home Improvement Issuer Trust, 6.220%, Due 3/25/2060, 2025-1A DA	7,384,361	7,416,276
HERO Funding Trust,
3.990%, Due 9/20/2040, 2015-2A AA	8,116	7,786
3.910%, Due 9/20/2042, 2016-3A A2A	235,371	218,410
4.290%, Due 9/20/2047, 2016-4A A2A	604,539	559,235

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 43.0% (continued)
Horizon Aircraft Finance II Ltd., 3.721%, Due 7/15/2039, 2019-1 AA	$895,953	$889,228
Luminace ABS Issuer LLC, 5.870%, Due 10/30/2031, 2024-1 AA	6,488,182	6,269,893
MAPS Trust, 6.129%, Due 1/15/2051, 2026-1A BA	2,872,720	2,830,680
MetroNet Infrastructure Issuer LLC, 7.830%, Due 8/20/2055, 2025-2A CA	3,000,000	3,037,310
Mosaic Solar Loan Trust,
3.280%, Due 9/20/2040, 2019-2A BA	1,158,386	1,025,578
4.010%, Due 6/22/2043, 2018-1A AA	975,360	911,666
6.120%, Due 8/22/2050, 2025-1A AA	3,832,207	3,752,185
1.920%, Due 6/20/2052, 2021-3A BA	2,296,501	1,609,312
3.160%, Due 1/20/2053, 2022-1A BA	1,586,406	1,026,420
MP LLC, 5.547%, Due 11/15/2065, 2025-1A AA	5,834,764	5,620,331
Navigator Aviation Ltd., 5.894%, Due 10/15/2050, 2025-1 BA	4,782,222	4,628,187
Oryx Funding LLC, 6.299%, Due 6/5/2056, 2026-1A A2A	4,000,000	3,959,773
Prosper Credit Card Issuer LLC, 6.080%, Due 7/15/2036, 2026-1A CA	3,420,000	3,427,579
PureWest ABS Issuer LLC, 5.685%, Due 4/5/2040	3,583,555	3,535,962
QTS Issuer ABS I LLC, 5.928%, Due 5/25/2055, 2025-1A BA	5,000,000	4,833,617
QTS Issuer ABS II LLC, 5.778%, Due 10/5/2055, 2025-1A BA	4,750,000	4,510,885
Redaptive EAAS Issuer LLC, 5.940%, Due 3/25/2042, 2025-1A AA	1,024,943	1,027,285
Scalelogix ABS U.S. Issuer LLC, 6.158%, Due 7/25/2055, 2025-1A BA	1,950,000	1,883,341
SSI ABS Issuer LLC, 6.150%, Due 7/25/2065, 2025-1 AA	4,795,216	4,652,885
Stack Infrastructure Issuer LLC, 5.000%, Due 5/25/2050, 2025-1A A2A	5,280,000	5,083,592
Sunnova Helios II Issuer LLC,
2.010%, Due 7/20/2048, 2021-B BA	1,022,373	728,473
4.870%, Due 7/20/2048, 2018-1A AA	1,075,563	1,034,520
Sunnova Helios IV Issuer LLC, 2.980%, Due 6/20/2047, 2020-AA AA	847,576	715,836
Sunrun Quintus Issuer LLC, 6.280%, Due 1/30/2054, 2026-2A AA	4,500,000	4,469,439
Switch ABS Issuer LLC, 10.033%, Due 6/25/2054, 2024-2A CA	5,000,000	5,063,614
Tesla Auto Lease Trust, 4.820%, Due 10/20/2027, 2024-B A3A	1,274,972	1,275,739
TSC SPV Funding LLC, 5.954%, Due 5/20/2056, 2026-1A A2A	3,042,375	3,003,659
Vantage Data Centers Issuer LLC, 6.000%, Due 11/15/2055, 2025-3A BA	4,250,000	4,012,244
Vital Care Issuer LLC, 6.737%, Due 1/30/2056, 2025-1A A2A	2,985,000	2,981,118
Willis Engine Structured Trust VIII, 5.582%, Due 6/15/2050, 2025-A AA	4,798,773	4,761,955
Wireless PropCo Funding LLC, 8.512%, Due 6/25/2055, 2025-1A CA	3,600,000	3,625,830

Total Asset-Backed Obligations (Cost $163,219,507)		158,531,435

U.S. TREASURY OBLIGATIONS - 8.0%
U.S. Treasury Inflation-Indexed Notes, 0.750%, Due 7/15/2028F	5,189,145	5,072,350

U.S. Treasury Notes,
4.250%, Due 6/30/2029	4,000,000	3,983,438
3.750%, Due 1/31/2031	6,000,000	5,824,453
3.500%, Due 2/28/2031	7,500,000	7,203,516
3.750%, Due 2/28/2033	7,500,000	7,150,488

		24,161,895

Total U.S. Treasury Obligations (Cost $29,928,203)		29,234,245

	Shares

SHORT-TERM INVESTMENTS - 5.0% (Cost $18,520,193)

Investment Companies - 5.0%
American Beacon U.S. Government Money Market Select Fund, 3.57%G H	18,520,193	18,520,193

TOTAL INVESTMENTS - 99.1% (Cost $375,054,060)		365,026,078
OTHER ASSETS, NET OF LIABILITIES - 0.9%		3,424,352

TOTAL NET ASSETS - 100.0%		$368,450,430

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

August 31, 2026

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $183,494,111 or 49.8% of net assets. The Fund has no right to demand registration of these securities.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $10,414,252 or 2.8% of net assets.

C Value was determined using significant unobservable inputs.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on August 31, 2026.

F Inflation-Indexed Note.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

CLO - Collateralized Loan Obligation.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PJSC - Public Joint Stock Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2026, the investments were classified as described below:

DoubleLine Select Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$137,819,832	$10,414,252	$148,234,084
Foreign Corporate Obligations	–	10,506,121	–	10,506,121
Asset-Backed Obligations	–	158,531,435	–	158,531,435
U.S. Treasury Obligations	–	29,234,245	–	29,234,245
Short-Term Investments	18,520,193	–	–	18,520,193

Total Investments in Securities - Assets	$18,520,193	$336,091,633	$10,414,252	$365,026,078

U.S. GAAP requires transfers between all levels to/from Level 3 be disclosed. During the period ended August 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 3/31/2026	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 8/31/2026	Unrealized Appreciation (Depreciation) at Year End*
Corporate Obligations	$10,443,513	$–	$16,940	$(426)	$17	$(11,912)	$–	$–	$10,414,252	$61,567

	$10,443,513	$ –	$16,940	$(426)	$17	$(11,912)	$–	$–	$10,414,252	$61,567

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

August 31, 2026

For the period ended August 31, 2026, three corporate obligations have been fair valued at $10,414,252 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon DoubleLine Select Income Fund	Fair Value as of August 31, 2026	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)	Impact to valuation from an increase to input
Corporate Obligations	$10,414,252	Market Comparables	Market Quotes	$99.11-$102.99($100.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

PREFERRED STOCKS - 4.1%

Financials - 4.1%

Banks - 0.4%
Pinnacle Financial Partners, Inc., Series A, 7.415%, (3 mo. USD Term SOFR + 3.614)%A B C	404,671	$10,209,849

Consumer Finance - 0.0%
Synchrony Financial, Series A, 5.625%C	33,170	611,655

Mortgage Real Estate Investment Trusts (REITs) - 3.7%
AGNC Investment Corp.,
Series C, 9.174%, (3 mo. USD Term SOFR + 5.373)%A C	416,577	10,768,515
Series D, 8.347%, (3 mo. USD Term SOFR + 4.594)%A C	239,065	6,024,438
Series E, 9.056%, (3 mo. USD Term SOFR + 5.255)%A C	640,201	16,465,970
Series F, 8.712%, (3 mo. USD Term SOFR + 4.959)%A C	629,977	16,026,615
Annaly Capital Management, Inc.,
Series F, 9.056%, (3 mo. USD Term SOFR + 5.255)%A C	689,787	17,893,075
Series G, 8.235%, (3 mo. USD Term SOFR + 4.434)%A C	560,157	14,345,621
Series I, 9.052%, (3 mo. USD Term SOFR + 5.251)%A C	466,672	11,890,802

		93,415,036

Total Financials		104,236,540

Total Preferred Stocks (Cost $101,771,001)		104,236,540

	Principal Amount

CORPORATE OBLIGATIONS - 53.4%

Communications - 0.3%

Telecommunications - 0.3%
Ciena Corp., 4.000%, Due 1/31/2030D	$8,787,000	8,346,668

Consumer, Cyclical - 9.3%

Entertainment - 4.0%
Churchill Downs, Inc., 6.750%, Due 5/1/2031D	23,942,000	24,294,618
Pioneer Opco LLC, 7.000%, Due 5/15/2033D	24,120,000	24,539,626
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029D	24,571,000	23,994,621
Vail Resorts, Inc., 6.500%, Due 5/15/2032D	26,305,000	26,681,003

		99,509,868

Leisure Time - 0.9%
Life Time, Inc., 6.000%, Due 11/15/2031D	23,525,000	23,750,370

Lodging - 2.0%
Boyd Gaming Corp., 4.750%, Due 6/15/2031D	28,973,000	27,814,286
Station Casinos LLC,
4.500%, Due 2/15/2028D	3,938,000	3,898,005
4.625%, Due 12/1/2031D	21,015,000	19,809,924

		51,522,215

Retail - 2.4%
FirstCash, Inc., 6.125%, Due 5/1/2034D	34,890,000	34,506,758
Men’s Wearhouse LLC, 9.000%, Due 2/1/2031D	24,219,000	26,009,874

		60,516,632

Total Consumer, Cyclical		235,299,085

Consumer, Non-Cyclical - 21.9%

Agriculture - 1.0%
Turning Point Brands, Inc., 7.625%, Due 3/15/2032D	23,245,000	23,747,603

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 53.4% (continued)

Consumer, Non-Cyclical - 21.9% (continued)

Commercial Services - 5.3%
Carriage Services, Inc., 4.250%, Due 5/15/2029D	$24,431,000	$23,389,455
Carrix, Inc., 6.125%, Due 8/1/2033D	24,650,000	24,628,909
CompoSecure Holdings LLC, 5.625%, Due 2/1/2033D	34,175,000	33,107,031
CPI CG, Inc., 10.000%, Due 7/15/2029D	17,544,000	18,425,060
GEO Group, Inc., 10.250%, Due 4/15/2031	31,475,000	33,864,488

		133,414,943

Cosmetics/Personal Care - 0.9%
Prestige Brands, Inc., 3.750%, Due 4/1/2031D	24,155,000	22,289,026

Food - 4.8%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.000%, Due 8/15/2034D	24,730,000	24,953,609
Post Holdings, Inc.,
6.250%, Due 10/15/2034D	26,800,000	25,836,489
6.500%, Due 3/15/2036D	11,025,000	10,685,372
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029D	27,870,000	26,848,779
TreeHouse Foods, Inc., 7.750%, Due 2/11/2033D	31,775,000	32,139,364

		120,463,613

Health Care - Products - 1.6%
Avantor Funding, Inc.,
4.625%, Due 7/15/2028D	4,640,000	4,601,084
3.875%, Due 11/1/2029D	10,410,000	10,025,661
Insulet Corp., 6.500%, Due 4/1/2033D	25,575,000	25,980,364

		40,607,109

Health Care - Services - 8.3%
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031D	38,916,000	36,621,921
Concentra Health Services, Inc., 6.875%, Due 7/15/2032D	22,700,000	23,475,789
Option Care Health, Inc., 4.375%, Due 10/31/2029D	26,650,000	25,810,200
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030D	31,025,000	30,769,224
Select Medical Corp., 6.250%, Due 12/1/2032D	39,265,000	38,075,840
Sotera Health Holdings LLC, 7.375%, Due 6/1/2031D	20,980,000	21,825,410
Tenet Healthcare Corp., 5.500%, Due 11/15/2032D	33,855,000	33,406,756

		209,985,140

Total Consumer, Non-Cyclical		550,507,434

Energy - 2.1%

Oil & Gas - 1.1%
Helix Energy Solutions Group, Inc., 9.750%, Due 3/1/2029D	23,635,000	24,757,686
Transocean International Ltd., 6.800%, Due 3/15/2038	4,850,000	4,604,458

		29,362,144

Pipelines - 1.0%
Venture Global LNG, Inc., 9.000%, Due 9/30/2029, (5 yr. CMT + 5.440)%A D E	24,075,000	24,405,101

Total Energy		53,767,245

Financial - 2.8%

Diversified Financial Services - 2.3%
EZCORP, Inc., 7.375%, Due 4/1/2032D	23,354,000	24,282,135
Jefferson Capital Holdings LLC, 8.250%, Due 5/15/2030D	5,842,000	6,117,544
Rfna LP, 7.875%, Due 2/15/2030D	26,600,000	26,937,421

		57,337,100

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 53.4% (continued)

Financial - 2.8% (continued)

Real Estate - 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030D	$13,920,000	$13,477,338

Total Financial		70,814,438

Industrial - 8.7%

Aerospace/Defense - 2.6%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029D	22,760,000	23,260,606
ATI, Inc., 5.875%, Due 6/15/2033	21,355,000	21,550,783
Moog, Inc., 5.500%, Due 10/15/2034D	21,569,000	21,028,045

		65,839,434

Electrical Components & Equipment - 0.9%
WESCO Distribution, Inc., 5.500%, Due 4/15/2034D	24,000,000	23,349,629

Electronics - 1.0%
TTM Technologies, Inc., 4.000%, Due 3/1/2029D	25,531,000	24,590,852

Engineering & Construction - 1.5%
McDermott International Ltd., 10.500%, Due 7/16/2031F	36,750,000	37,852,500

Environmental Control - 0.9%
Clean Harbors, Inc., 5.750%, Due 10/15/2033D	21,895,000	21,885,679

Machinery - Construction & Mining - 0.7%
BWX Technologies, Inc., 4.125%, Due 4/15/2029D	18,742,000	18,152,766

Miscellaneous Manufacturing - 1.1%
Axon Enterprise, Inc., 6.250%, Due 3/15/2033D	27,467,000	27,947,757

Total Industrial		219,618,617

Technology - 8.3%

Computers - 6.5%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032D	28,391,879	29,269,074
Booz Allen Hamilton, Inc.,
5.950%, Due 8/4/2033	13,060,000	13,105,833
5.900%, Due 1/30/2034	24,050,000	23,669,281
CACI International, Inc., 6.375%, Due 6/15/2033D	29,250,000	29,641,219
Gartner, Inc.,
3.750%, Due 10/1/2030D	13,155,000	12,114,644
5.600%, Due 11/20/2035	6,466,000	6,114,133
KBR, Inc., 4.750%, Due 9/30/2028D	16,221,000	16,005,775
Science Applications International Corp., 5.875%, Due 11/1/2033D	32,700,000	32,375,060

		162,295,019

Office & Business Equipment - 0.9%
Zebra Technologies Corp., 6.500%, Due 6/1/2032D	22,260,000	22,673,368

Semiconductors - 0.9%
Entegris, Inc., 5.950%, Due 6/15/2030D	11,045,000	11,144,888
Qorvo, Inc., 3.375%, Due 4/1/2031D	12,715,000	11,632,726

		22,777,614

Total Technology		207,746,001

Total Corporate Obligations (Cost $1,343,672,185)		1,346,099,488

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

	Principal Amount		Fair Value

CONVERTIBLE OBLIGATIONS - 3.3%

Consumer, Cyclical - 0.4%

Home Builders - 0.4%
Winnebago Industries, Inc., 3.250%, Due 1/15/2030		$9,213,000	$8,485,173

Consumer, Non-Cyclical - 0.2%

Pharmaceuticals - 0.2%
Amphastar Pharmaceuticals, Inc., 2.000%, Due 3/15/2029		6,220,000	5,744,792

Financial - 2.7%

Diversified Financial Services - 2.7%
Coinbase Global, Inc., Due 10/1/2032G		27,360,000	23,269,680
Upstart Holdings, Inc.,
2.000%, Due 10/1/2029		11,275,000	11,387,750
Due 2/15/2032G		47,900,000	33,386,300

			68,043,730

Total Financial			68,043,730

Total Convertible Obligations (Cost $82,121,993)			82,273,695

FOREIGN CONVERTIBLE OBLIGATIONS - 1.7%

Consumer, Non-Cyclical - 0.4%

Biotechnology - 0.4%
Pharming Group NV, 4.500%, Due 4/25/2029F	EUR	6,300,000	8,518,991

Energy - 1.3%

Oil & Gas - 1.3%
Borr Drilling Ltd., 3.500%, Due 5/1/2033D		$35,930,000	33,432,865

Total Foreign Convertible Obligations (Cost $42,940,518)			41,951,856

FOREIGN CORPORATE OBLIGATIONS - 32.7%

Basic Materials - 2.7%

Chemicals - 2.7%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031D		48,380,000	43,904,850
Nynas AB, 11.750%, Due 6/17/2028F		21,500,000	22,936,320

			66,841,170

Total Basic Materials			66,841,170

Communications - 0.5%

Internet - 0.5%
Momox Holding AG, 8.880%, Due 12/16/2028, (3 mo. EURIBOR + 6.500)%A	EUR	9,900,000	11,729,327

Consumer, Cyclical - 2.9%

Distribution/Wholesale - 0.6%
Magellan Bidco SARL, 7.417%, Due 12/19/2029, (3 mo. EURIBOR + 5.000)%A F		14,600,000	16,008,992

Entertainment - 1.3%
Flutter Treasury DAC, 5.875%, Due 6/4/2031D		$33,790,000	33,206,176

Leisure Time - 1.0%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		27,000,000	25,132,820

Total Consumer, Cyclical			74,347,988

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 32.7% (continued)

Consumer, Non-Cyclical - 1.6%

Food - 1.6%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033D		$32,080,000	$32,775,204
Nova Austral SA,
11.672%, Due 11/30/2026H I J		2,248,604	2,248,604
11.701%, Due 11/30/2026H I J		1,959,955	1,959,955
10.000%, Due 4/30/2027H J		4,292,521	4,292,521
Due 11/30/2100G H J		4,098,252	410

			41,276,694

Total Consumer, Non-Cyclical			41,276,694

Energy - 13.2%

Oil & Gas - 13.2%
Archer Norge AS, 9.500%, Due 2/25/2030		22,698,389	23,995,564
Borr IHC Ltd./Borr Finance LLC, 9.000%, Due 1/15/2034D		26,690,000	25,797,747
CES Energy Solutions Corp., 5.625%, Due 6/15/2033D	CAD	4,200,000	3,034,200
Constellation Oil Services Holding SA, 7.700%, Due 8/3/2033D		$24,530,000	24,732,127
DOF Group ASA, 8.125%, Due 9/16/2030F		11,000,000	11,296,126
Floatel International Ltd., 9.750%, Due 4/10/2029		22,375,000	22,478,742
Kistos Holdings PLC, 9.875%, Due 5/18/2030F		22,650,000	22,888,956
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029F		36,500,000	35,847,329
Paratus Energy Services Ltd.,
9.500%, Due 6/27/2029		22,700,000	23,562,959
8.125%, Due 5/22/2031F		17,900,000	17,745,213
Secure Waste Infrastructure Corp.,
6.750%, Due 3/22/2029D	CAD	10,220,000	7,613,659
5.750%, Due 11/20/2032D		6,025,000	4,472,181
Serica Energy PLC, 7.875%, Due 5/12/2031		$22,200,000	22,521,949
Shearwater GeoServices AS, 9.500%, Due 4/3/2029		38,400,000	36,201,931
TGS ASA, 8.500%, Due 1/15/2030D		3,143,000	3,297,564
Vermilion Energy, Inc., 7.250%, Due 2/15/2033D		18,225,000	18,279,894
Viridien,
8.500%, Due 10/15/2030D	EUR	3,662,053	4,468,003
10.000%, Due 10/15/2030D		$23,609,000	24,902,986

			333,137,130

Total Energy			333,137,130

Financial - 6.1%

Real Estate - 6.1%
Alpha Star Holding X Ltd., 6.125%, Due 8/5/2029F		5,200,000	5,009,199
CPI Property Group SA, 7.500%, Due 3/26/2031, (5 yr. EURIBOR ICE Swap + 5.232)%A E F	EUR	22,000,000	23,295,872
Heimstaden AB,
7.913%, Due 10/11/2026, (3 mo. SEK STIBOR + 5.900)%A E F	SEK	86,250,000	9,681,365
6.750%, Due 10/15/2026, (5 yr. EUR Swap + 7.001)%A E F	EUR	9,900,000	12,218,473
8.375%, Due 1/29/2030F		15,500,000	18,870,564
Omniyat Sukuk 1 Ltd., 7.250%, Due 3/4/2031F		$15,780,000	14,152,414
Samhallsbyggnadsbolaget I Norden Holding AB,
2.250%, Due 7/12/2027F	EUR	23,605,000	26,458,971
1.125%, Due 9/26/2029F		24,976,000	24,590,574
Sobha Sukuk I Holding Ltd., 7.125%, Due 9/11/2030F		$20,500,000	19,462,905

			153,740,337

Total Financial			153,740,337

Industrial - 4.5%

Aerospace/Defense - 1.7%
Czechoslovak Group AS, 6.500%, Due 1/10/2031D		10,680,000	10,851,751
Efesto Bidco SpA/Efesto U.S. LLC, 7.500%, Due 2/15/2032, XRD		30,388,000	30,866,338

			41,718,089

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 32.7% (continued)

Industrial - 4.5% (continued)

Machinery - Diversified - 1.1%
ATS Corp.,
4.125%, Due 12/15/2028D		$5,735,000	$5,558,764
6.500%, Due 8/21/2032D	CAD	31,500,000	23,097,424

			28,656,188

Transportation - 1.7%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		$26,450,000	26,316,110
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	16,169,972

			42,486,082

Total Industrial			112,860,359

Technology - 1.2%

Software - 1.2%
Verve Group Media SE, 6.317%, Due 4/1/2029, (3 mo. EURIBOR + 4.000)%A F	EUR	28,560,000	29,388,847

Total Foreign Corporate Obligations (Cost $823,248,729)			823,321,852

	Shares

FOREIGN COMMON STOCKS - 0.6%

Consumer Staples - 0.1%

Food Products - 0.1%
Nova Austral SAB H J		10,322,247	3,532,614

Energy - 0.5%

Oil, Gas & Consumable Fuels - 0.5%
KNOT Offshore Partners LP		1,051,849	11,359,969

Total Foreign Common Stocks (Cost $20,767,601)			14,892,583

SHORT-TERM INVESTMENTS - 2.1% (Cost $53,736,988)

Investment Companies - 2.1%
American Beacon U.S. Government Money Market Select Fund, 3.57%K L		53,736,988	53,736,988

TOTAL INVESTMENTS - 97.9% (Cost $2,468,259,015)			2,466,513,002
OTHER ASSETS, NET OF LIABILITIES - 2.1%			52,388,071

TOTAL NET ASSETS - 100.0%			$2,518,901,073

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on August 31, 2026.

B Non-income producing security.

C A type of Preferred Stock that has no maturity date.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,535,629,745 or 61.0% of net assets. The Fund has no right to demand registration of these securities.

E Perpetual maturity. The date shown, if any, is the next call date.

F Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

G Zero coupon bond.

H Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $12,034,104 or 0.5% of net assets.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

I Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

J Value was determined using significant unobservable inputs.

K The Fund is affiliated by having the same investment advisor.

L 7-day yield.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

STIBOR - Stockholm Interbank Offered Rate.

T-bills - Treasury bills.

Short Futures Contracts Open on August 31, 2026:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Canadian Dollar Currency Futures	533	September 2026	$(38,416,524)	$(38,490,595)	$(74,071)
CME Euro Foreign Exchange Currency Futures	834	September 2026	(120,699,106)	(121,164,563)	(465,457)
CME Swedish Krona Currency Futures	45	September 2026	(9,488,026)	(9,402,750)	85,276

			$(168,603,656)	$(169,057,908)	$(454,252)

Forward Foreign Currency Contracts Open on August 31, 2026:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	59,114,083	12/7/2027	GST	$-	$(3,219,083)	$(3,219,083)

						$-	$(3,219,083)	$(3,219,083)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2026

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2026, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$104,236,540	$-	$-	$104,236,540
Corporate Obligations	-	1,346,099,488	-	1,346,099,488
Convertible Obligations	-	82,273,695	-	82,273,695
Foreign Convertible Obligations	-	41,951,856	-	41,951,856
Foreign Corporate Obligations	-	814,820,362	8,501,490	823,321,852
Foreign Common Stocks	11,359,969	-	3,532,614	14,892,583
Short-Term Investments	53,736,988	-	-	53,736,988

Total Investments in Securities - Assets	$169,333,497	$2,285,145,401	$12,034,104	$2,466,513,002

Financial Derivative Instruments - Assets
Futures Contracts	85,276	-	-	85,276

Total Financial Derivative Instruments - Assets	$85,276	$-	$-	$85,276

Financial Derivative Instruments - Liabilities
Futures Contracts	$(539,528)	$-	$-	$(539,528)
Forward Foreign Currency Contracts	-	(3,219,083)	-	(3,219,083)

Total Financial Derivative Instruments - Liabilities	$(539,528)	$(3,219,083)	$-	$(3,758,611)

U.S. GAAP requires transfers between all levels to/from Level 3 be disclosed. During the year ended August 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 8/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 8/31/2026	Unrealized Appreciation (Depreciation) at Year End*
Foreign Corporate Obligations	$6,443,140	$2,058,350	$-	$(75)	$-	$75	$-	$-	$8,501,490	$357
Foreign Common Stocks	$6,987,573	$-	$-	$-	$-	$(3,454,959)	$-	$-	$3,532,614	$(6,789,634)

	$13,430,713	$2,058,350	$-	$(75)	$-	$(3,454,884)	$-	$-	$12,034,104	$(6,789,277)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

For the year ended August 31, 2026, one Foreign Common Stock has been fair valued at $3,532,614 and four Foreign Corporate Obligations have been valued at $8,501,490 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon SiM High Yield Opportunities Fund	Fair Value as of August 31,2026	Valuation Techniques	Unobservable Input	Input Assumptions	Fair Value At 8/31/2026 per share
Foreign Corporate Obligations	$410	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	6.65x	0.01 USD
Foreign Corporate Obligations	$8,501,080	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	6.65x	100.00 USD
Foreign Common Stocks	$3,532,614	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	6.6x	0.342233 USD

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2026

	DoubleLine Floating Rate Fund	DoubleLine Select Income Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair value†	$114,780,733	$346,505,885	$2,412,776,014
Investments in affiliated securities, at fair value‡	7,348,110	18,520,193	53,736,988
Cash collateral held at custodian for the benefit of the broker	-	-	3,290,000
Dividends and interest receivable	794,026	2,856,144	43,110,766
Deposits with broker for futures contracts	-	-	2,732,882
Receivable for investments sold	2,768,296	590,176	9,505,696
Receivable for fund shares sold	481	262,031	19,100,728
Receivable for tax reclaims	-	-	113,685
Receivable for expense reimbursement (Note 2)	96,376	175,712	201,785
Other receivables	98	-	-
Prepaid expenses	63,611	43,230	124,501

Total assets	125,851,731	368,953,371	2,544,693,045

Liabilities:
Payable for investments purchased	5,792,873	-	4,878,329
Payable for foreign currency, at fair value^	-	-	9,622,178
Payable for fund shares redeemed	277,649	203,654	4,921,755
Cash due to custodian	25,464	-	-
Dividends payable	-	-	783,009
Unfunded loan commitments	203,606	-	-
Management and sub-advisory fees payable (Note 2)	52,677	160,673	1,382,313
Service fees payable (Note 2)	5,423	863	62,482
Transfer agent fees payable (Note 2)	29,470	25,593	176,976
Custody and fund accounting fees payable	36,679	28,838	134,898
Professional fees payable	90,537	80,552	104,277
Payable for prospectus and shareholder reports	16,744	1,050	47,782
Unrealized depreciation from forward foreign currency contracts	-	-	3,219,083
Payable for variation margin from open futures contracts (Note 5)	-	-	447,190
Other liabilities	35,144	1,718	11,700

Total liabilities	6,566,266	502,941	25,791,972

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$119,285,465	$368,450,430	$2,518,901,073

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2026

Analysis of net assets:	DoubleLine Floating Rate Fund	DoubleLine Select Income Fund	SiM High Yield Opportunities Fund
Paid-in-capital .	$471,378,659	$414,829,221	$2,553,575,073
Total distributable earnings (deficits)A	(352,093,194)	(46,378,791)	(34,674,000)

Net assets	$119,285,465	$368,450,430	$2,518,901,073

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	755,483	N/A	36,637,054

Y Class	9,570,837	38,713,791	213,324,596

Investor Class	1,887,315	808,169	7,658,876

A Class	848,680	N/A	6,021,622

C Class	255,074	N/A	3,165,064

R6 Class	N/A	1,065	N/A

Net assets:
R5 Class	$6,766,864	N/A	$346,045,738

Y Class	$85,688,432	$360,901,737	$2,014,184,624

Investor Class	$16,929,665	$7,538,770	$72,038,821

A Class	$7,614,963	N/A	$56,606,841

C Class	$2,285,541	N/A	$30,025,049

R6 Class	N/A	$9,923	N/A

Net asset value, offering and redemption price per share:
R5 Class	$8.96	N/A	$9.45

Y Class	$8.95	$9.32	$9.44

Investor Class	$8.97	$9.33	$9.41

A Class	$8.97	N/A	$9.40

A Class (offering price)	$9.20	N/A	$9.87

C Class	$8.96	N/A	$9.49

R6 Class	N/A	$9.32	N/A

† Cost of investments in unaffiliated securities	$118,078,814	$356,533,867	$2,414,522,027
‡ Cost of investments in affiliated securities	$7,348,110	$18,520,193	$53,736,988
^ Cost of payable for foreign currency	$-	$-	$(9,702,639)

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended August 31, 2026

	DoubleLine Floating Rate Fund			DoubleLine Select Income Fund
	Period from 4/1/2026 through 8/31/2026#	Year Ended 3/31/2026		Period from 4/1/2026 through 8/31/2026#	Year Ended 3/31/2026
Investment income:
Dividend income from unaffiliated securities	$113,641	$317,657		$-	$309,026
Dividend income from affiliated securities (Note 2)	110,542	29,763		206,400	36,655
Interest income	3,417,587	8,617,437		8,163,800	18,763,471
Other income	-	62		-	-

Total investment income	3,641,770	8,964,919		8,370,200	19,109,152

Expenses:
Management and sub-advisory fees (Note 2)	259,260	594,875		755,997	1,762,469
Transfer agent fees (Note 2):
R5 Class A	2,919	2,724		-	-
Y Class B	58,704	90,895		119,934	121,033
Investor Class C	48,815	12,749		54,186	2,006
A Class A	1,819	1,171		-	-
C Class A	2,142	821		-	-
R6 Class A	-	-		104	305
Custody and fund accounting fees	72,910	116,649		71,165	70,086
Professional fees	91,610	156,266		123,802	133,314
Registration fees and expenses	78,530	61,688		28,000	44,474
Service fees (Note 2):
Investor ClassC	16,457	6,904		9,794	3,629
A ClassA	4,144	1,996		-	-
C ClassA	1,673	1,145		-	-
Distribution fees (Note 2):
Investor ClassC	-	34,920D		-	15,679	D
A ClassA	7,708	1,996		-	-
C ClassA	14,896	4,581		-	-
Prospectus and shareholder report expenses	-	30,122		8,690	20,735
Trustee fees (Note 2)	4,066	4,137		15,545	13,749
Loan interest expense (Note 2)	-	5,453		-	-
Line of credit interest expense (Note 9)	26,828	6,838		-	-
Other expenses	26,862	62,317		19,196	55,057

Total expenses	719,343	1,198,247		1,206,413	2,242,536

Net fees waived and expenses (reimbursed) (Note 2)	(294,089)	(227,285	)E	(305,764)	(75,749)

Net expenses	425,254	970,962		900,649	2,166,787

Net investment income	3,216,516	7,993,957		7,469,551	16,942,365

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesF .	(471,452)	(1,049,545)		544,442	(5,114,351)
Commission recapture (Note 1) .	2	-		60,480	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesG .	1,844,652	(95,528)		(5,300,806)	4,532,330

Net gain (loss) from investments	1,373,202	(1,145,073)		(4,695,884)	(582,021)

Net increase in net assets resulting from operations	$4,589,718	$6,848,884		$2,773,667	$16,360,344

# Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.

A Class launched on February 20, 2026 and commenced operations on February 23, 2026.

B Formerly known as Class I.

C Formerly known as Class N.

D This expense represents Distribution fees paid to the previous Distributor prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.

E This expense includes $129,854 of fees waived by the American Beacon DoubleLine Floating Rate Fund prior to the Reorganization.

F The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

G The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended August 31, 2026

SiM High Yield Opportunities Fund
Investment income:
Dividend income from unaffiliated securities	$7,519,747
Dividend income from affiliated securities (Note 2)	1,668,803
Interest income (net of foreign taxes)†	141,345,847
Other income	10,670

Total investment income	150,545,067

Expenses:
Management and sub-advisory fees (Note 2)	15,201,438
Transfer agent fees (Note 2):
R5 Class	67,443
Y Class	1,782,255
Investor Class	4,880
A Class	2,669
C Class	1,308
Custody and fund accounting fees	500,474
Professional fees	282,076
Registration fees and expenses	182,050
Service fees (Note 2):
Investor Class	272,556
A Class	46,349
C Class	27,976
Distribution fees (Note 2):
A Class	137,808
C Class	292,965
Prospectus and shareholder report expenses	50,003
Trustee fees (Note 2)	209,771
Line of credit interest expense (Note 9)	31,802
Other expenses	221,698

Total expenses	19,315,521

Net fees waived and expenses (reimbursed) (Note 2)	(1,969,643)

Net expenses	17,345,878

Net investment income	133,199,189

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	22,155,452
Commission recapture (Note 1)	25
Foreign currency transactions	(448,240)
Futures contracts	3,726,057
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(23,842,087)
Foreign currency transactions	69,269
Forward foreign currency contracts	1,412,370
Futures contracts	13,710

Net gain from investments	3,086,556

Net increase in net assets resulting from operations	$136,285,745

† Foreign taxes	$146,952

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	DoubleLine Floating Rate Fund
	April 1, 2026 to August 31, 2026#	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$3,216,516	$7,993,957	$13,326,175
Net realized (loss) from investments in unaffiliated securities and commission recapture	(471,450)	(1,049,545)	(1,764,778)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	1,844,652	(95,528)	(1,125,440)

Net increase in net assets resulting from operations	4,589,718	6,848,884	10,435,957

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(219,289)	(42,744)	-
Y ClassB	(2,402,907)	(6,175,438)	(12,087,832)
Investor ClassC	(451,403)	(939,120)	(1,310,019)
A ClassA	(197,461)	(29,824)	-
C ClassA	(90,885)	(16,566)	-

Net distributions to shareholders	(3,361,945)	(7,203,692)	(13,397,851)

Capital share transactions (Note 10):
Proceeds from sales of shares	6,267,509	27,213,259	50,038,893
Reinvestment of dividends and distributions	2,374,032	3,521,405	4,858,892
Issued in reorganization	-	51,312,963	-
Cost of shares redeemed	(19,619,337)	(105,204,544)	(78,728,111)

Net (decrease) in net assets from capital share transactions	(10,977,796)	(23,156,917)	(23,830,326)

Net (decrease) in net assets	(9,750,023)	(23,511,725)	(26,792,220)

Net assets:
Beginning of period	129,035,488	152,547,213	179,339,433

End of period	$119,285,465	$129,035,488	$152,547,213

# Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.

A Class launched on February 20, 2026 and commenced operations on February 23, 2026.

B Formerly known as Class I.

C Formerly known as Class N.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	DoubleLine Select Income Fund
	April 1, 2026 to August 31, 2026#	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$7,469,551	$16,942,365	$15,595,249
Net realized gain (loss) from investments in unaffiliated securities and commission recapture	604,922	(5,114,351)	(4,124,672)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(5,300,806)	4,532,330	11,788,308

Net increase in net assets resulting from operations	2,773,667	16,360,344	23,258,885

Distributions to shareholders:
Total retained earnings:
Y ClassB	(7,420,111)	(15,187,823)	(15,412,073)
Investor ClassC	(167,292)	(302,393)	(275,504)
R6 ClassA	(209)	(39)	-

Net distributions to shareholders	(7,587,612)	(15,490,255)	(15,687,577)

Capital share transactions (Note 10):
Proceeds from sales of shares	33,097,326	43,244,161	35,609,004
Reinvestment of dividends and distributions	1,699,446	2,514,912	1,422,341
Cost of shares redeemed	(17,405,355)	(53,670,698)	(47,571,488)

Net increase (decrease) in net assets from capital share transactions	17,391,417	(7,911,625)	(10,540,143)

Net increase (decrease) in net assets	12,577,472	(7,041,536)	(2,968,835)

Net assets:
Beginning of period	355,872,958	362,914,494	365,883,329

End of period	$368,450,430	$355,872,958	$362,914,494

# Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.

A Class launched on February 20, 2026 and commenced operations on February 23, 2026.

B Formerly known as Class I.

C Formerly known as Class N.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SiM High Yield Opportunities Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$133,199,189	$118,287,058
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	25,433,294	(5,003,233)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(22,346,738)	20,282,849

Net increase in net assets resulting from operations	136,285,745	133,566,674

Distributions to shareholders:
Total retained earnings:
R5 Class	(20,217,046)	(23,227,735)
Y Class	(105,618,015)	(86,827,995)
Investor Class	(4,431,658)	(4,455,490)
A Class	(3,215,711)	(2,883,701)
C Class	(1,493,089)	(1,412,000)

Net distributions to shareholders	(134,975,519)	(118,806,921)

Capital share transactions (Note 10):
Proceeds from sales of shares	1,038,723,298	976,304,477
Reinvestment of dividends and distributions	125,128,571	107,080,742
Cost of shares redeemed	(599,884,634)	(784,031,526)

Net increase in net assets from capital share transactions	563,967,235	299,353,693

Net increase in net assets	565,277,461	314,113,446

Net assets:
Beginning of year .	1,953,623,612	1,639,510,166

End of year	$2,518,901,073	$1,953,623,612

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of August 31, 2026, the Trust consists of twenty-four active series, three of which are presented in this filing: DoubleLine Floating Rate Fund, DoubleLine Select Income Fund and American Beacon SiM High Yield Opportunities Fund (collectively, the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Change in Fiscal Year-End

On August 25, 2026, the Board approved a change in the fiscal year-end of the American Beacon DoubleLine Floating Rate Fund and the American Beacon DoubleLine Select Income Fund by the Trust from a March 31 fiscal year end to August 31. The first full cycle of the fiscal year reporting will begin September 1, 2026. As a result of the change, the Funds will have an August 31 fiscal transition period, and this Annual Financial Statements Report covers the partial fiscal period from April 1, 2026 through August 31, 2026, and their first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

In September 2026, the FASB issued ASU No. 2026-03 Fair Value Measurement (Topic 820); Investment Companies with Equity Securities Subject to Contractual Sale Restrictions, to improve the decision usefulness of investment company financial reporting by amending guidance on fair value measurement of equity securities subject to contractual sale restriction. The ASU requires fair value measurement with consideration of contractual sale restriction and disclosure of the amount of any discount attributable to the contractual sale restriction. The ASU is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Management does not expect the future adoption of this standard to have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. For convertible securities, premiums attributable to the conversion feature are not amortized. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

DoubleLine Floating Rate Fund

First $170 million	0.10%
Over $170 million	0.15%

DoubleLine Select Income Fund

All assets on closing date*	0.10%
Next $50 million	0.10%
All assets thereafter	0.15%

SiM High Yield Opportunities Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

The Trust, on behalf of the Funds, and the Manager have entered into Investment Sub-Advisory Agreements with DoubleLine Capital LP for the American Beacon DoubleLine Floating Rate Fund and the American Beacon DoubleLine Select Income Fund and with Strategic Income Management, LLC, for the SiM High Yield Opportunities Fund, (each a “Sub-Advisor”) pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

DoubleLine Floating Rate Fund

First $170 million	0.40%
All assets thereafter	0.35%

DoubleLine Select Income Fund

All assets on closing date*	0.40%
Next $50 million	0.40%
All assets thereafter	0.35%

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Next $1.4 billion	0.30%
Next $900 million	0.25%
Over $3.3 billion	0.22%

*	Closing date of the reorganization was on February 20, 2026.

The Management and Sub-Advisory Fees paid by each Fund for the Year ended August 31, 2026 were as follows:

DoubleLine Floating Rate Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$51,853
Sub-Advisory Fees	0.40%	207,407

Total	0.50%	$259,260

DoubleLine Select Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$151,199
Sub-Advisory Fees	0.40%	604,798

Total	0.50%	$755,997

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$7,718,912
Sub-Advisory Fees	0.34%	7,482,526

Total	0.69%	$15,201,438

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the DoubleLine Floating Rate Fund and the SiM High Yield Opportunities Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended August 31, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
DoubleLine Floating Rate	$29,893
DoubleLine Select Income	83,495
SiM High Yield Opportunities	1,763,940

As of August 31, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
DoubleLine Floating Rate	$2,737
DoubleLine Select Income	3,489
SiM High Yield Opportunities	160,060

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an August 31, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	March 31, 2026 Fair Value	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	August 31, 2026 Fair Value	August 31, 2026 Shares/ Principal	Dividend Income
U.S. Government Money Market Select	Direct	DoubleLine Floating Rate	$13,198,054	$32,271,870	$38,121,814	$–	$–	$7,348,110	$7,348,110	$110,542
U.S. Government Money Market Select	Direct	DoubleLine Select Income	4,407,812	57,156,134	43,043,753	–	–	18,520,193	18,520,193	206,400

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Affiliated Security	Type of Transaction	Fund	August 31, 2025 Fair Value	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	August 31, 2026 Fair Value	August 31, 2026 Shares/ Principal	Dividend Income
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	26,101,194	896,851,989	869,216,195	–	–	53,736,988	53,736,988	1,668,803

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund.

During the period ended August 31, 2026, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
DoubleLine Floating Rate . . . . . . . . . . . . . . . . . . . . . . . .	$10,749
DoubleLine Select Income . . . . . . . . . . . . . . . . . . . . . . .	8,349
SiM High Yield Opportunities . . . . . . . . . . . . . . . . . . . . .	45,247

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended August 31, 2026, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Funds, through February 20, 2028 for American Beacon DoubleLine Floating Rate Fund and American Beacon DoubleLine Select Income Fund and through December 31, 2026 for American Beacon SiM High Yield Opportunities Fund, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended August 31, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	4/1/2026 - 8/31/2026	Reimbursed Expenses	(Recouped) Expenses
DoubleLine Floating Rate	R5	0.69%	$15,451	$—		2028-2029
DoubleLine Floating Rate	Y	0.75%	180,914	—		2028-2029
DoubleLine Floating Rate	Investor	1.00%	70,979	—		2028-2029
DoubleLine Floating Rate	A	0.95%	17,806	—		2028-2029
DoubleLine Floating Rate	C	1.73%	8,939	—		2028-2029
DoubleLine Select Income	Y	0.59%	247,301	11,783	**	2028-2029
DoubleLine Select Income	Investor	0.84%	58,050	—		2028-2029
DoubleLine Select Income	R6	0.58%	3,928	3,821	*	2028-2029

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2025 – 12/31/2025	1/1/2026 – 8/31/2026	Reimbursed Expenses	(Recouped) Expenses
SiM High Yield Opportunities .	R5	0.74%	0.74%	$109,373	$—		2028–2029
SiM High Yield Opportunities	Y	0.75%	0.75%	1,822,857	—		2028–2029
SiM High Yield Opportunities	Investor	1.10%	1.10%	13,412	831	**	2028–2029
SiM High Yield Opportunities .	A	1.07%	1.07%	11,624	—		2028–2029
SiM High Yield Opportunities	C	1.81%	1.81%	12,377	—		2028–2029

*	Of this amount, $306 represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statements of Operations.
**	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statements of Operations.

Of the above amounts, $96,376, $175,712 and $201,785 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at August 31, 2026 for the DoubleLine Floating Rate Fund, DoubleLine Select Income Fund and SiM High Yield Opportunities Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
DoubleLine Floating Rate	$—	$227,285	$—	2027—2028
DoubleLine Select Income	12,089	63,660	—	2027—2028
SiM High Yield Opportunities	831	—	1,546,285	2025—2026
SiM High Yield Opportunities	—	1,943,187	—	2026—2027
SiM High Yield Opportunities	—	1,630,584	—	2027—2028

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of August 31, 2026, based on management’s evaluation of the shareholder account base, one shareholder has been identified as representing an affiliated significant ownership of approximately 70% of the DoubleLine Select Income Fund’s outstanding shares.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended August 31, 2026, RID collected $57,747 for the SiM High Yield Opportunities Fund from the sale of A Class Shares. There were no Class A sales charges collected for the DoubleLine Floating Rate Fund.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

A CDSC of 1.00% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended August 31, 2026, CDSC fees of $29 were collected for the A Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the A Class Shares of DoubleLine Floating Rate Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended August 31, 2026, CDSC fees of $13,779 were collected for the C Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the C Class Shares of DoubleLine Floating Rate Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lindgren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Asset-Backed Securities

Asset-backed securities are securities issued by trusts and special purpose entities that represent direct or indirect participations in, or are secured by and payable from, pools of assets. These assets include loans, receivables or other assets, such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. A Fund, the Manager, and the sub-advisor do not select the loans or other assets that collateralize each pool. Asset-backed securities are “pass through” securities, meaning that the principal and interest

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

payment made by the borrower on the underlying assets are passed through to the asset-backed securities holder. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Therefore, if the assets or sources of funds available to the issuer are insufficient for the issuer to meet its payment obligations, a Fund will incur losses.

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

As of August 31, 2026, the DoubleLine Floating Rate Fund had the following unfunded loan commitments which could be extended at the option of the borrower pursuant to the respective loan agreement:

Borrower	Unfunded Loan Commitment
Air Comm Corporation, LLC	$20,519
Carrix, Inc.	73,333
GC Ferry Acquisition I Inc.	48,125
Kaman Corp.	61,629

Total	$203,606

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). If a Fund’s sub-advisor does not reasonably believe that the Fund will have sufficient cash and cash equivalents to meet all of its obligations related to delayed funding loans and revolving credit facilities when such obligations come due, then the sub-advisor is required to segregate or “earmark” liquid assets in an amount sufficient to meet such obligations.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Rule 144A, under the Securities Act, permits the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Fund, to purchase such unregistered securities if certain conditions are met. Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the applicable sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

Restricted securities outstanding at August 31, 2026 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including government money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

The Funds may invest in ETFs. ETFs trade like a common stock, and passively-managed ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. ETF shares typically are purchased and redeemed through in-kind purchases and redemptions, and trade on a stock exchange at market prices, which may differ from an ETF’s NAV. Typically, a Fund would purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, a Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies but also presents some additional risks due to being exchange-traded. The price of an ETF can fluctuate within a wide range.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances, to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the SiM High Yield Opportunities Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the year ended August 31, 2026, the SiM High Yield Opportunities Fund entered into forward foreign currency contracts primarily for return enhancement and hedging.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended August 31, 2026
Fund	Purchased Contracts	Sold Contracts
SiM High Yield Opportunities .	$–	$59,720,207

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for hedging exposure to foreign

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

currencies. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended August 31, 2026, the SiM High Yield Opportunities Fund entered into futures contracts primarily for investing and/or hedging purposes.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended August 31, 2026
DoubleLine Floating Rate	$–
DoubleLine Select Income	–
SiM High Yield Opportunities	1,370

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of August 31, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts		Total
Receivable for variation margin from open futures contracts(2)	$-	$85,276	$-	$-		$-		$85,276

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts		Total
Unrealized depreciation of forward foreign currency contracts	$-	$(3,219,083)	$-	$-		$-		(3,219,083)
Payable for variation margin from open futures contracts(2)	-	(539,528)	-	-		-		(539,528)

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

The effect of financial derivative instruments on the Statements of Operations as of August 31, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$3,726,057	$-	$-	$-	$3,726,057

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$1,412,370	$-	$-	$-	$1,412,370
Futures contracts	-	13,710	-	-	-	13,710

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, August 31, 2026.

SiM High Yield Opportunities

Offsetting of Financial and Derivative Assets as of August 31, 2026:
	Assets	Liabilities
Futures Contracts(1)	$85,276	$539,528
Forward Foreign Currency Contracts	$–	$3,219,083

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$85,276	$3,758,611

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(85,276)	$(539,528)

Total derivative assets and liabilities subject to an MNA	$–	$3,219,083

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of August 31, 2026:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
Goldman Sachs International. . . .	$3,219,083	$–	$–	$(3,219,083)	$–

(1)

Includes cumulative appreciation or(depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

Each Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of a Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of a Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of a Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by a Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. A Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to a Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force a Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee, or by participation in a loan interest that is held by another party. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of a Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, a Fund’s holdings and its overall performance could be negatively impacted.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31,2026 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

The tax character of distributions paid were as follows:

	DoubleLine Floating Rate Fund		DoubleLine Select Income Fund		SiM High Yield Opportunities Fund
	Period Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2026	Year Ended March 31, 2026	Year Ended August 31, 2026	Year Ended August 31, 2025
Distributions paid from:
Ordinary income*
R5 Class	$219,289	$1,727,359	$-	$-	$20,217,046	$23,227,735
Y Class	2,402,907	4,293,807	7,420,111	15,187,823	105,618,015	86,827,995
Investor Class	451,403	948,945	167,292	302,393	4,431,658	4,455,490
A Class	197,461	974,553	-	-	3,215,711	2,883,701
C Class	90,885	601,608	-	-	1,493,089	1,412,000
R6 Class	-	-	209	39	-	-
Return of capital
Long-term capital gains
R5 Class	-	-	-	-	-	-
Y Class	-	-	-	-	-	-
Investor Class	-	-	-	-	-	-
A Class	-	-	-	-	-	-
C Class	-	-	-	-	-	-
R6 Class	-	-	-	-	-	-

Total distributions paid	$3,361,945	$8,546,272	$7,587,612	$15,490,255	$134,975,519	$118,806,921

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of August 31, 2026, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DoubleLine Floating Rate	$125,430,205	$618,228	$(3,919,590)	$(3,301,362)
DoubleLine Select Income	375,131,564	1,452,575	(11,558,061)	(10,105,486)
SiM High Yield Opportunities	2,469,206,885	29,976,377	(32,579,452)	(2,603,075)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
DoubleLine Floating Rate	$(3,301,362)	$1,087,411	$-	$(349,879,242)	$(1)	$(352,093,194)
DoubleLine Select Income	(10,105,486)	1,559,362	-	(37,832,667)	-	(46,378,791)
SiM High Yield Opportunities	(2,603,075)	10,722,391	-	(42,010,305)	(783,011)	(34,674,000)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, unused capital loss carryforwards, premium amortization, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, dividends payable at the end of period, the realization for tax purposes of unrealized gains from passive foreign investment companies, and treasury inflation protection security adjustments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Accordingly, the following amounts represent current year permanent differences derived from merger adjustments as of August 31, 2026:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
DoubleLine Floating Rate	$288,966,822	$(288,966,822)
DoubleLine Select Income	-	-
SiM High Yield Opportunities	-	-

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at August 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2026, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
DoubleLine Floating Rate	$104,035,924	$245,843,318
DoubleLine Select Income	1,795,222	36,037,445
SiM High Yield Opportunities	-	42,010,305

During the period ended August 31, 2026, DoubleLine Select Income Fund utilized $46,873 short-term and $546,769 long-term capital loss carryforwards. SiM High Yield Opportunities Fund utilized $21,388,966 long-term capital loss carryforwards and DoubleLine Floating Rate Fund did not utilize capital loss carryforwards.

For DoubleLine Floating Rate, the ability to utilize capital loss carryforwards in the future could be significantly limited under the Internal Revenue Code and related regulations based on the results of future transactions.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended August 31, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S.Government Securities	Sales (non-U.S. Government Securities)
DoubleLine Floating Rate	$38,453,058	$-	$39,485,939
DoubleLine Select Income	31,753,407	5,069,934	18,067,836
SiM High Yield Opportunities	1,410,673,610	-	894,515,178

9.  Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended August 31, 2026, the Funds did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	April 1, 2026 to August 31, 2026		February 23A, 2026 to March 31, 2026
DoubleLine Floating Rate Fund	Shares	Amount	Shares	Amount
Shares sold	8,473	$75,644	1,709	$15,116
Reinvestment of dividends	18,298	162,271	3,434	30,186
Issued in Reorganization	-	-	1,227,949	10,966,815
Shares redeemed	(445,231)	(3,963,373)	(59,149)	(524,254)

Net increase (decrease) in shares outstanding	(418,460)	$(3,725,458)	1,173,943	$10,487,863

	Y Class
	April 1, 2026 to August 31, 2026		Year Ended March 31, 2026			Year Ended March 31, 2025
DoubleLine Floating Rate Fund	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	442,564	$3,937,424	1,820,890	$16,222,608		4,661,273	$42,136,262
Reinvestment of dividends	174,238	1,545,762	301,424	2,695,507		426,888	3,842,750
Issued in Reorganization	-	-	2,535,904	22,648,160		-	-
Shares redeemed	(1,221,400)	(10,878,533)	(9,750,127)	(86,893,667	)B	(7,768,302)	(69,940,240	)C

Net (decrease) in shares outstanding	(604,598)	$(5,395,347)	(5,091,909)	$(45,327,392)		(2,680,141)	$(23,961,228)

	Investor Class
	April 1, 2026 to August 31, 2026		Year Ended March 31, 2026			Year Ended March 31, 2025
DoubleLine Floating Rate Fund	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	163,503	$1,461,333	1,203,099	$10,849,429		871,635	$7,902,631
Reinvestment of dividends	43,155	383,740	83,585	750,289		112,551	1,016,142
Issued in Reorganization	-	-	639,399	5,727,801		-	-
Shares redeemed	(209,163)	(1,865,867)	(1,933,501)	(17,376,493	)B	(970,034)	(8,787,871	)C

Net increase (decrease) in shares outstanding	(2,505)	$(20,794)	(7,418)	$(48,974)		14,152	$130,902

	A Class
	April 1, 2026 to August 31, 2026		February 23A, 2026 to March 31, 2026
DoubleLine Floating Rate Fund	Shares	Amount	Shares	Amount
Shares sold	88,706	$792,289	14,184	$125,993
Reinvestment of dividends	22,110	196,636	3,366	29,688
Issued in Reorganization	-	-	838,408	7,510,540
Shares redeemed	(106,489)	(951,790)	(11,605)	(102,816)

Net increase in shares outstanding	4,327	$37,135	844,353	$7,563,405

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

	C Class
	April 1, 2026 to August 31, 2026		February 23A, 2026 to March 31, 2026
DoubleLine Floating Rate Fund	Shares	Amount	Shares		Amount
Shares sold	92	$819	13		$113
Reinvestment of dividends	9,632	85,623	1,784		15,735
Issued in Reorganization	-	-	497,834		4,459,647
Shares redeemed	(219,665)	(1,959,774)	(34,616)		(307,314)

Net increase (decrease) in shares outstanding	(209,941)	$(1,873,332)	465,015		$4,168,181

	Y Class
	April 1, 2026 to August 31, 2026		Year Ended March 31, 2026				Year Ended March 31, 2025
DoubleLine Select Income Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	3,368,653	$31,612,029	3,758,500		$35,775,536		3,365,719	$31,609,187
Reinvestment of dividends	163,214	1,532,245	234,969		2,233,917		124,171	1,161,153
Shares redeemed	(1,533,653)	(14,411,893)	(5,157,709)		(48,561,737)		(4,522,307)	(42,589,551)

Net increase (decrease) in shares outstanding	1,998,214	$18,732,381	(1,164,240)		$(10,552,284)		(1,032,417)	$(9,819,211)

	Investor Class
	April 1, 2026 to August 31, 2026		Year Ended March 31, 2026				Year Ended March 31, 2025
DoubleLine Select Income Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	158,024	$1,485,297	779,457		$7,458,625		425,511	$3,999,817
Reinvestment of dividends	17,759	166,992	29,522		280,956		27,952	261,188
Shares redeemed	(317,805)	(2,993,462)	(536,895)		(5,108,961)		(530,260)	(4,981,937)

Net increase (decrease) in shares outstanding	(142,022)	$(1,341,173)	272,084		$2,630,620		(76,797)	$(720,932)

	R6 Class
	April 1, 2026 to August 31, 2026		February 23A, 2026 to March 31, 2026
DoubleLine Select Income Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	1,039	D	$10,000	D
Reinvestment of dividends	22	209	4		39
Shares redeemed	-	-	-		-

Net increase in shares outstanding	22	$209	1,043		$10,039

	R5 Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares		Amount
Shares sold	10,534,170	$99,716,607	5,677,901		$52,730,713
Reinvestment of dividends	1,450,089	13,724,276	1,548,582		14,391,687
Shares redeemed	(9,294,379)	(88,048,081)	(13,519,189)		(124,614,910)

Net increase (decrease) in shares outstanding	2,689,880	$25,392,802	(6,292,706)		$(57,492,510)

	Y Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares		Amount
Shares sold	89,371,677	$846,627,367	86,382,431		$801,471,960
Reinvestment of dividends	10,902,794	103,123,345	9,135,885		84,866,746
Shares redeemed	(45,800,664)	(433,449,544)	(57,703,062)		(532,809,578)

Net increase in shares outstanding	54,473,807	$516,301,168	37,815,254		$353,529,128

	Investor Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares		Amount
Shares sold	5,238,918	$49,448,226	10,339,870		$95,852,286
Reinvestment of dividends	406,992	3,835,421	413,491		3,824,403
Shares redeemed	(4,613,685)	(43,468,265)	(10,878,481)		(100,476,511)

Net increase (decrease) in shares outstanding	1,032,225	$9,815,382	(125,120)		$(799,822)

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

	A Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	3,496,085	$32,984,589	2,061,313	$19,040,013
Reinvestment of dividends	324,194	3,052,990	291,868	2,699,968
Shares redeemed	(2,867,955)	(27,049,764)	(1,997,891)	(18,474,554)

Net increase in shares outstanding	952,324	$8,987,815	355,290	$3,265,427

	C Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,044,445	$9,946,509	772,895	$7,209,505
Reinvestment of dividends	146,508	1,392,539	139,072	1,297,938
Shares redeemed	(827,396)	(7,868,980)	(821,654)	(7,655,973)

Net increase in shares outstanding	363,557	$3,470,068	90,313	$851,470

A Commencement of operations.

B Net of redemption fees of $90,449 and $14,409 for Class Y and Class Investor, respectively.

C Net of redemption fees of $41,465 and $4,648 for Class Y and Class Investor, respectively.

D Seed capital was received on February 23, 2026 in the amount of $10,000. As a result, shares were issued in the amount of 1,039.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon DoubleLine Floating Rate Fund

Financial Highlights

August 31, 2026

	R5 Class
	April 1, 2026 to		February 23, 2026A to
	August 31, 2026#		March 31, 2026

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .	$8.86		$8.93

Income (loss) from investment operations:
Net investment incomeB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.24		0.07
Net gains (losses) on investments (both realized and unrealized) . . . . .	0.10		(0.10)

Total income (loss) from investment operations . . . . . . . . . . . . . . . . . . .	0.34		(0.03)

Less distributions:
Dividends from net investment income . . . . . . . . . . . . . . . . . . . . . . . .	(0.24)		(0.04)

Total distributions	(0.24)		(0.04)

Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8.96		$8.86

Total returnC . . . .	3.91	%D	(0.38	)%D

Ratios and supplemental data:
Net assets, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$6,766,864		$10,406,240
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments . . . . . . . . . . . . .	1.17	%E	1.46	%E
Expenses, net of reimbursements and/or recoupments . . . . . . . . . . . . .	0.69	%E	0.73	%EF
Net investment income, before expense reimbursements and/or recoupments . . . . . . . . .	5.85	%E	6.89	%E
Net investment income, net of reimbursements and/or recoupments . . . .	6.33	%E	7.62	%E
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32	%D	117	%DG

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon DoubleLine Floating Rate Fund

Financial Highlights

August 31, 2026

	Y ClassA
	April 1, 2026 to		Year Ended March 31,
	August 31, 2026#		2026		2025	2024	2023	2022

Net asset value, beginning of period	$8.86		$8.88		$9.04	$8.97	$9.42	$9.51

Income (loss) from investment operations:
Net investment incomeB	0.23		0.60		0.69	0.75	0.53	0.32
Net gains (losses) on investments (both realized and unrealized)	0.10		(0.07)		(0.15)	0.08	(0.42)	(0.09)

Total income from investment operations	0.33		0.53		0.54	0.83	0.11	0.23

Less distributions:
Dividends from net investment income	(0.24)		(0.55)		(0.70)	(0.76)	(0.56)	(0.32)

Total distributions	(0.24)		(0.55)		(0.70)	(0.76)	(0.56)	(0.32)

Net asset value, end of period	$8.95		$8.86		$8.88	$9.04	$8.97	$9.42

Total returnC	3.79	%D	6.10%		6.12%	9.61%	1.31%	2.40%

Ratios and supplemental data:
Net assets, end of period	$85,688,432		$90,193,944		$135,642,445	$162,268,995	$200,203,348	$333,517,957
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.24	%E	0.96%		0.79%	0.74%	0.68%	0.64%
Expenses, net of reimbursements and/or recoupments	0.75	%E	0.78	%F	0.79%	0.74%	0.68%	0.64%
Net investment income, before expense reimbursements and/or recoupments	5.78	%E	6.56%		7.63%	8.34%	5.81%	3.37%
Net investment income, net of reimbursements and/or recoupments	6.27	%E	6.74%		7.63%	8.34%	5.81%	3.37%
Portfolio turnover rate	32	%D	117%		65%	50%	17%	40%

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 20, 2026, the Y Class was known as Class I.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon DoubleLine Floating Rate Fund

Financial Highlights

August 31, 2026

	Investor ClassA
	April 1, 2026 to		Year Ended March 31,
	August 31, 2026#		2026		2025	2024	2023	2022

Net asset value, beginning of period	$8.89		$8.91		$9.07	$8.99	$9.44	$9.53

Income (loss) from investment operations:
Net investment incomeB	0.23		0.59		0.67	0.73	0.48	0.30
Net gains (losses) on investments (both realized and unrealized)	0.09		(0.08)		(0.16)	0.08	(0.40)	(0.10)

Total income from investment operations	0.32		0.51		0.51	0.81	0.08	0.20

Less distributions:
Dividends from net investment income	(0.24)		(0.53)		(0.67)	(0.73)	(0.53)	(0.29)

Total distributions	(0.24)		(0.53)		(0.67)	(0.73)	(0.53)	(0.29)

Net asset value, end of period	$8.97		$8.89		$8.91	$9.07	$8.99	$9.44

Total returnC	3.66	%D	5.85%		5.84%	9.43%	1.04%	2.15%

Ratios and supplemental data:
Net assets, end of period	$16,929,665		$16,799,018		$16,904,768	$17,070,438	$20,603,257	$45,362,031
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.01	%E	1.22%		1.04%	0.99%	0.92%	0.90%
Expenses, net of reimbursements and/or recoupments	1.00	%E	1.03	%F	1.04%	0.99%	0.92%	0.90%
Net investment income, before expense reimbursements and/or recoupments	5.02	%E	6.36%		7.38%	8.10%	5.32%	3.16%
Net investment income, net of reimbursements and/or recoupments	6.03	%E	6.55%		7.38%	8.10%	5.32%	3.16%
Portfolio turnover rate	32	%D	117%		65%	50%	17%	40%

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 20, 2026, the Investor Class was known as Class N.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon DoubleLine Floating Rate Fund

Financial Highlights

August 31, 2026

	A Class
	April 1, 2026 to		February 23, 2026A to
	August 31, 2026#		March 31, 2026

Net asset value, beginning of period	$8.89		$8.96

Income (loss) from investment operations:
Net investment incomeB .	0.23		0.07
Net gains (losses) on investments (both realized and unrealized)	0.09		(0.10)

Total income (loss) from investment operations	0.32		(0.03)

Less distributions:
Dividends from net investment income	(0.24)		(0.04)

Total distributions	(0.24)		(0.04)

Net asset value, end of period	$8.97		$8.89

Total returnC	3.66	%D	(0.38	)%D

Ratios and supplemental data:
Net assets, end of period	$7,614,963		$7,505,509
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.53	%E	1.87	%E
Expenses, net of reimbursements and/or recoupments	0.95	%E	0.99	%EF
Net investment income, before expense reimbursements and/or recoupments	5.51	%E	6.49	%E
Net investment income, net of reimbursements and/or recoupments	6.09	%E	7.37	%E
Portfolio turnover rate	32	%D	117	%DG

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon DoubleLine Floating Rate Fund

Financial Highlights

August 31, 2026

	C Class
	April 1, 2026 to		February 23, 2026A to
	August 31, 2026#		March 31, 2026

Net asset value, beginning of period	$8.88		$8.96

Income (loss) from investment operations:
Net investment incomeB	0.20		0.06
Net gains (losses) on investments (both realized and unrealized)	0.10		(0.11)

Total income (loss) from investment operations	0.30		(0.05)

Less distributions:
Dividends from net investment income	(0.22)		(0.03)

Total distributions	(0.22)		(0.03)

Net asset value, end of period	$8.96		$8.88

Total returnC	3.38	%D	(0.51	)%D

Ratios and supplemental data:
Net assets, end of period	$2,285,541		$4,130,777
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.33	%E	2.65	%E
Expenses, net of reimbursements and/or recoupments	1.73	%E	1.77	%EF
Net investment income, before expense reimbursements and/or recoupments	4.69	%E	5.72	%E
Net investment income, net of reimbursements and/or recoupments	5.29	%E	6.60	%E
Portfolio turnover rate	32	%D	117	%DG

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon DoubleLine Select Income Fund

Financial Highlights

August 31, 2026

	Y ClassA
	April 1, 2026 to		Year Ended March 31,
	August 31, 2026#		2026		2025	2024	2023	2022

Net asset value, beginning of period	$9.45		$9.41		$9.22	$9.05	$9.67	$10.46

Income (loss) from investment operations:
Net investment incomeB	0.19		0.46		0.39	0.34	0.28	0.27
Net gains (losses) on investments (both realized and unrealized)	(0.12)		0.00	C	0.19	0.16	(0.60)	(0.71)

Total income (loss) from investment operations	0.07		0.46		0.58	0.50	(0.32)	(0.44)

Less distributions:
Dividends from net investment income	(0.20)		(0.42)		(0.39)	(0.33)	(0.27)	(0.28)
Distributions from net realized gains	—		—		—	—	(0.03)	(0.07)

Total distributions	(0.20)		(0.42)		(0.39)	(0.33)	(0.30)	(0.35)

Net asset value, end of period	$9.32		$9.45		$9.41	$9.22	$9.05	$9.67

Total returnD	0.73	%E	4.94%		6.41%	5.68%	(3.24)%	(4.39)%

Ratios and supplemental data:
Net assets, end of period	$360,901,737		$346,878,859		$356,526,158	$358,912,234	$346,227,165	$521,889,027
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%F	0.63%		0.59%	0.57%	0.57%	0.57%
Expenses, net of reimbursements and/or recoupments . .	0.59	%F	0.61	%G	0.59%	0.57%	0.57%	0.57%
Net investment income, before expense reimbursements and/or recoupments	4.78	%F	4.79%		4.14%	3.72%	3.02%	2.63%
Net investment income, net of reimbursements and/or recoupments	4.95	%F	4.81%		4.14%	3.72%	3.02%	2.63%
Portfolio turnover rate	5	%E	39%		45%	49%	8%	23%

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 20, 2026, the Y Class was known as Class I.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 23, 2026.

See accompanying notes

American Beacon DoubleLine Select Income Fund

Financial Highlights

August 31, 2026

	Investor ClassA
	April 1, 2026 to		Year Ended March 31,
	August 31, 2026#		2026		2025	2024	2023	2022

Net asset value, beginning of period	$9.46		$9.42		$9.23	$9.06	$9.68	$10.46

Income (loss) from investment operations:
Net investment incomeB	0.19		0.44		0.36	0.33	0.25	0.25
Net gains (losses) on investments (both realized and unrealized)	(0.13)		0.00	C	0.20	0.15	(0.59)	(0.71)

Total income (loss) from investment operations	0.06		0.44		0.56	0.48	(0.34)	(0.46)

Less distributions:
Dividends from net investment income	(0.19)		(0.40)		(0.37)	(0.31)	(0.25)	(0.25)
Distributions from net realized gains	—		—		—	—	(0.03)	(0.07)

Total distributions	(0.19)		(0.40)		(0.37)	(0.31)	(0.28)	(0.32)

Net asset value, end of period	$9.33		$9.46		$9.42	$9.23	$9.06	$9.68

Total returnD	0.64	%E	4.70%		6.14%	5.42%	(3.49)%	(4.60)%

Ratios and supplemental data:
Net assets, end of period	$7,538,770		$8,984,244		$6,388,336	$6,970,751	$601,046	$1,794,233
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.53	%F	0.89%		0.84%	0.83%	0.82%	0.82%
Expenses, net of reimbursements and/or recoupments	0.84	%F	0.86	%G	0.84%	0.83%	0.82%	0.82%
Net investment income, before expense reimbursements and/or recoupments	3.00	%F	4.56%		3.88%	3.60%	2.74%	2.38%
Net investment income, net of reimbursements and/or recoupments	4.69	%F	4.59%		3.88%	3.60%	2.74%	2.38%
Portfolio turnover rate	5	%E	39%		45%	49%	8%	23%

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 20, 2026, the Investor Class was known as Class N.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 23, 2026.

See accompanying notes

American Beacon DoubleLine Select Income Fund

Financial Highlights

August 31, 2026

	R6 Class
	April 1, 2026 to		February 23, 2026A to
	August 31, 2026#		March 31, 2026

Net asset value, beginning of period	$9.45		$9.62

Income (loss) from investment operations:
Net investment incomeB	0.20		0.05
Net (losses) on investments (both realized and unrealized)	(0.13)		(0.18)

Total income (loss) from investment operations	0.07		(0.13)

Less distributions:
Dividends from net investment income	(0.20)		(0.04)

Total distributions	(0.20)		(0.04)

Net asset value, end of period	$9.32		$9.45

Total returnC	0.73	%D	(1.38	)%D

Ratios and supplemental data:
Net assets, end of period	$9,923		$9,855
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	10.52	%E	29.45	%E
Expenses, net of reimbursements and/or recoupments	0.58	%E	0.58	%E
Net investment (loss), before expense reimbursements and/or recoupments	(4.98	)%E	(23.48	)%E
Net investment income, net of reimbursements and/or recoupments	4.96	%E	5.39	%E
Portfolio turnover rate	5	%D	39	%DF

#	Fiscal year end changed from March 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

August 31, 2026

	R5 Class
	Year Ended August 31,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$9.43		$9.35		$8.70	$8.74		$9.88

Income (loss) from investment operations:
Net investment income	0.57	A	0.60	A	0.62	0.58		0.46
Net gains (losses) on investments (both realized and unrealized)	0.04		0.09		0.66	(0.05)		(1.11)

Total income (loss) from investment operations	0.61		0.69		1.28	0.53		(0.65)

Less distributions:
Dividends from net investment income	(0.59)		(0.61)		(0.63)	(0.53)		(0.47)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B

Total distributions	(0.59)		(0.61)		(0.63)	(0.57)		(0.49)

Net asset value, end of period	$9.45		$9.43		$9.35	$8.70		$8.74

Total returnC	6.61%		7.64%		15.25%	6.42%		(6.82)%

Ratios and supplemental data:
Net assets, end of period	$346,045,738		$320,074,192		$376,208,649	$368,453,469		$306,537,412
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.78%		0.78%		0.83%	0.81%		0.81%
Expenses, net of reimbursements and/or recoupments	0.74%		0.74%		0.74%	0.74%		0.74%
Net investment income, before expense reimbursements and/or recoupments	6.05%		6.48%		6.86%	6.60%		4.89%
Net investment income, net of reimbursements and/or recoupments	6.09%		6.52%		6.95%	6.67%		4.96%
Portfolio turnover rate	42%		41%		47%	41%		77%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

August 31, 2026

	Y Class
	Year Ended August 31,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$9.43		$9.35		$8.70	$8.74		$9.87

Income (loss) from investment operations:
Net investment income	0.57	A	0.60	A	0.64	0.56		0.48
Net gains (losses) on investments (both realized and unrealized)	0.03		0.09		0.64	(0.02)		(1.12)

Total income (loss) from investment operations	0.60		0.69		1.28	0.54		(0.64)

Less distributions:
Dividends from net investment income	(0.59)		(0.61)		(0.63)	(0.54)		(0.47)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B

Total distributions	(0.59)		(0.61)		(0.63)	(0.58)		(0.49)

Net asset value, end of period	$9.44		$9.43		$9.35	$8.70		$8.74

Total returnC	6.49%		7.63%		15.26%	6.42%		(6.72)%

Ratios and supplemental data:
Net assets, end of period	$2,014,184,624		$1,497,231,342		$1,131,134,079	$772,529,510		$986,525,511
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86%		0.86%		0.91%	0.89%		0.88%
Expenses, net of reimbursements and/or recoupments	0.75%		0.75%		0.75%	0.75%		0.75%
Net investment income, before expense reimbursements and/or recoupments	5.96%		6.40%		6.79%	6.45%		4.91%
Net investment income, net of reimbursements and/or recoupments	6.07%		6.51%		6.95%	6.59%		5.04%
Portfolio turnover rate	42%		41%		47%	41%		77%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

August 31, 2026

	Investor Class
	Year Ended August 31,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$9.39		$9.31		$8.67	$8.70		$9.84

Income (loss) from investment operations:
Net investment income	0.54	A	0.57	A	0.67	0.58		0.40
Net gains (losses) on investments (both realized and unrealized)	0.03		0.08		0.57	(0.06)		(1.09)

Total income (loss) from investment operations	0.57		0.65		1.24	0.52		(0.69)

Less distributions:
Dividends from net investment income	(0.55)		(0.57)		(0.60)	(0.51)		(0.43)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B

Total distributions	(0.55)		(0.57)		(0.60)	(0.55)		(0.45)

Net asset value, end of period	$9.41		$9.39		$9.31	$8.67		$8.70

Total returnC	6.23%		7.27%		14.75%	6.17%		(7.20)%

Ratios and supplemental data:
Net assets, end of period	$72,038,821		$62,218,171		$62,840,429	$47,196,990		$43,181,008
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12%		1.14%		1.18%	1.15%		1.16%
Expenses, net of reimbursements and/or recoupments	1.10%		1.10%		1.10%	1.10%		1.10%
Net investment income, before expense reimbursements and/or recoupments	5.69%		6.09%		6.51%	6.25%		4.56%
Net investment income, net of reimbursements and/or recoupments	5.71%		6.13%		6.59%	6.30%		4.62%
Portfolio turnover rate	42%		41%		47%	41%		77%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

August 31, 2026

	A Class
	Year Ended August 31,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$9.38		$9.31		$8.66	$8.70		$9.84

Income (loss) from investment operations:
Net investment income	0.54	A	0.57	A	0.61	0.58		0.43
Net gains (losses) on investments (both realized and unrealized)	0.03		0.07		0.64	(0.07)		(1.11)

Total income (loss) from investment operations	0.57		0.64		1.25	0.51		(0.68)

Less distributions:
Dividends from net investment income	(0.55)		(0.57)		(0.60)	(0.51)		(0.44)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B

Total distributions	(0.55)		(0.57)		(0.60)	(0.55)		(0.46)

Net asset value, end of period	$9.40		$9.38		$9.31	$8.66		$8.70

Total returnC	6.27%		7.18%		14.91%	6.08%		(7.17)%

Ratios and supplemental data:
Net assets, end of period	$56,606,841		$47,571,358		$43,868,887	$36,669,799		$30,539,986
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10%		1.11%		1.16%	1.13%		1.13%
Expenses, net of reimbursements and/or recoupments	1.07%		1.07%		1.07%	1.07%		1.07%
Net investment income, before expense reimbursements and/or recoupments	5.71%		6.15%		6.52%	6.28%		4.63%
Net investment income, net of reimbursements and/or recoupments	5.74%		6.19%		6.61%	6.34%		4.69%
Portfolio turnover rate	42%		41%		47%	41%		77%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

August 31, 2026

	C Class
	Year Ended August 31,
	2026		2025	2024	2023		2022

Net asset value, beginning of period	$9.47		$9.39	$8.74	$8.78		$9.92

Income (loss) from investment operations:
Net investment income	0.48	A	0.51A	0.52	0.46		0.34
Net gains (losses) on investments (both realized and unrealized)	0.03		0.08	0.67	(0.01)		(1.09)

Total income (loss) from investment operations	0.51		0.59	1.19	0.45		(0.75)

Less distributions:
Dividends from net investment income	(0.49)		(0.51)	(0.54)	(0.46)		(0.37)
Tax return of capital	-		-	-	(0.03	)B	(0.02	)B

Total distributions	(0.49)		(0.51)	(0.54)	(0.49)		(0.39)

Net asset value, end of period	$9.49		$9.47	$9.39	$8.74		$8.78

Total returnC	5.48%		6.50%	14.00%	5.29%		(7.77)%

Ratios and supplemental data:
Net assets, end of period	$30,025,049		$26,528,549	$25,458,122	$25,543,731		$30,337,985
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.86%		1.85%	1.89%	1.86%		1.86%
Expenses, net of reimbursements and/or recoupments	1.81%		1.81%	1.81%	1.81%		1.81%
Net investment income, before expense reimbursements and/or recoupments	4.96%		5.41%	5.80%	5.50%		3.85%
Net investment income, net of reimbursements and/or recoupments	5.01%		5.45%	5.88%	5.55%		3.90%
Portfolio turnover rate	42%		41%	47%	41%		77%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

August 31, 2026 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the Shareholders for the calendar year ended December 31, 2026.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2026. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Corporate Dividends-Received Deduction:

DoubleLine Floating Rate	0.64%
DoubleLine Select Income	N/A
SiM High Yield Opportunities	0.11%

Qualified Dividend Income:

DoubleLine Floating Rate	0.64%
DoubleLine Select Income	N/A
SiM High Yield Opportunities	0.11%

Long-Term Capital Gain Distributions:

DoubleLine Floating Rate	$0
DoubleLine Select Income	$0
SiM High Yield Opportunities	$0

Short-Term Capital Gain Distributions:

DoubleLine Floating Rate	$0
DoubleLine Select Income	$0
SiM High Yield Opportunities	$0

Shareholders will receive notification in January 2027 of the applicable tax information necessary to prepare their 2026 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon DoubleLine Floating Rate Fund, American Beacon DoubleLine Select Income Fund and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

AR 08/26

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	August 31, 2026

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon The London Company Income Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon The London Company Income Equity Fund (one of the funds constituting American Beacon Funds, referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlight for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies in American Beacon family of funds since 2016.

1

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

COMMON STOCKS - 90.0%

Communication Services - 1.7%

Interactive Media & Services - 1.7%
Alphabet, Inc., Class C	58,523	$19,629,199

Consumer Discretionary - 4.9%

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	260,938	27,724,663

Specialty Retail - 2.4%
Lowe’s Cos., Inc.	130,839	26,782,743

Total Consumer Discretionary		54,507,406

Consumer Staples - 6.5%

Tobacco - 6.5%
Altria Group, Inc.	363,317	24,879,948
Philip Morris International, Inc.	258,758	48,465,374

		73,345,322

Total Consumer Staples		73,345,322

Energy - 3.9%

Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	210,635	43,420,299

Financials - 18.8%

Capital Markets - 7.9%
BlackRock, Inc.	39,400	45,531,034
Charles Schwab Corp.	391,924	43,041,094

		88,572,128

Financial Services - 4.1%
Berkshire Hathaway, Inc., Class BA	91,254	45,994,753

Insurance - 6.8%
Chubb Ltd.	59,986	20,311,260
Cincinnati Financial Corp.	139,894	23,767,991
Progressive Corp.	148,357	32,353,694

		76,432,945

Total Financials		210,999,826

Health Care - 6.9%

Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	79,833	31,087,769

Pharmaceuticals - 4.1%
Johnson & Johnson	175,486	46,652,953

Total Health Care		77,740,722

Industrials - 18.6%

Aerospace & Defense - 2.3%
Northrop Grumman Corp.	47,531	25,652,481

Commercial Services & Supplies - 3.0%
Republic Services, Inc.	151,499	33,469,159

See accompanying notes

2

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

COMMON STOCKS - 90.0% (continued)

Industrials - 18.6% (continued)

Ground Transportation - 5.1%
Norfolk Southern Corp.	166,394	$57,038,199

Machinery - 3.5%
Cummins, Inc.	68,709	38,779,359

Professional Services - 2.0%
Paychex, Inc.	181,215	23,075,918

Trading Companies & Distributors - 2.7%
Fastenal Co.	616,715	30,410,217

Total Industrials		208,425,333

Information Technology - 20.6%

Communications Equipment - 3.2%
Cisco Systems, Inc.	319,757	35,329,951

Electronic Equipment, Instruments & Components - 4.6%
Corning, Inc.	350,603	52,145,184

Semiconductors & Semiconductor Equipment - 3.9%
Texas Instruments, Inc.	167,096	43,597,017

Software - 3.3%
Microsoft Corp.	72,257	36,655,254

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	198,919	63,027,485

Total Information Technology		230,754,891

Materials - 3.7%

Chemicals - 3.7%
Air Products & Chemicals, Inc.	133,869	41,427,101

Utilities - 4.4%

Multi-Utilities - 4.4%
Dominion Energy, Inc.	753,652	49,748,568

Total Common Stocks (Cost $477,194,850)		1,009,998,667

FOREIGN COMMON STOCKS - 6.2%

Communication Services - 2.4%

Entertainment - 2.4%
Nintendo Co. Ltd., ADR	1,907,212	26,643,752

Consumer Discretionary - 1.9%

Hotels, Restaurants & Leisure - 1.9%
Restaurant Brands International, Inc.B	274,095	21,346,519

Information Technology - 1.9%

Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity PLC	104,264	21,400,186

Total Foreign Common Stocks (Cost $59,983,080)		69,390,457

See accompanying notes

3

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 3.4% (Cost $37,990,646)

Investment Companies - 3.4%
American Beacon U.S. Government Money Market Select Fund, 3.57%C D	37,990,646	$37,990,646

SECURITIES LENDING COLLATERAL - 0.0% (Cost $48,000)

Investment Companies - 0.0%
American Beacon U.S. Government Money Market Select Fund, 3.57%C D	48,000	48,000

TOTAL INVESTMENTS - 99.6% (Cost $575,216,576)		1,117,427,770
OTHER ASSETS, NET OF LIABILITIES - 0.4%		4,198,745

TOTAL NET ASSETS - 100.0%		$1,121,626,515

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at August 31, 2026 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on August 31, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	108	September 2026	$41,123,421	$41,574,600	$451,179

			$41,123,421	$41,574,600	$451,179

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2026, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,009,998,667	$-	$-	$1,009,998,667
Foreign Common Stocks	69,390,457	-	-	69,390,457
Short-Term Investments	37,990,646	-	-	37,990,646
Securities Lending Collateral	48,000	-	-	48,000

Total Investments in Securities - Assets	$1,117,427,770	$-	$-	$1,117,427,770

Financial Derivative Instruments - Assets
Futures Contracts	$451,179	$-	$-	$451,179

Total Financial Derivative Instruments - Assets	$451,179	$-	$-	$451,179

U.S. GAAP requires transfers between all levels to/from Level 3 be disclosed. During the year ended August 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon The London Company Income Equity FundSM

Statement of Assets and Liabilities

August 31, 2026

Assets:
Investments in unaffiliated securities, at fair value† §	$1,079,389,124
Investments in affiliated securities, at fair value‡	38,038,646
Cash collateral held at broker for futures contracts	2,310,000
Dividends and interest receivable	1,234,937
Receivable for fund shares sold	1,139,030
Receivable for tax reclaims	799,422
Receivable for variation margin on open futures contracts (Note 5)	451,458
Prepaid expenses	62,027

Total assets	1,123,424,644

Liabilities:
Payable for fund shares redeemed	353,530
Cash due to broker for futures contracts	513,274
Management and sub-advisory fees payable (Note 2)	589,045
Service fees payable (Note 2)	59,990
Transfer agent fees payable (Note 2)	63,888
Payable upon return of securities loaned (Note 9)§	48,000
Custody and fund accounting fees payable	61,640
Professional fees payable	73,362
Trustee fees payable (Note 2)	53
Payable for prospectus and shareholder reports	25,389
Other liabilities	9,958

Total liabilities	1,798,129

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$1,121,626,515

Analysis of net assets:
Paid-in-capital	$457,994,775
Total distributable earnings (deficits)A	663,631,740

Net assets	$1,121,626,515

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	11,155,801

Y Class	28,488,401

Investor Class	1,053,984

A Class	6,626,760

C Class	598,801

R6 Class	9,003

Net assets:
R5 Class	$263,142,017

Y Class	$666,127,285

Investor Class	$24,700,741

A Class	$153,725,040

C Class	$13,717,683

R6 Class	$213,749

Net asset value, offering and redemption price per share:
R5 Class	$23.59

Y Class	$23.38

Investor Class	$23.44

A Class	$23.20

A Class (offering price)	$24.62

C Class	$22.91

R6 Class	$23.74

† Cost of investments in unaffiliated securities	$537,177,930
‡ Cost of investments in affiliated securities	$38,038,646
§ Fair value of securities on loan	$46,728

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

5

American Beacon The London Company Income Equity FundSM

Statement of Operations

For the year ended August 31, 2026

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$24,823,748
Dividend income from affiliated securities (Note 2)	1,127,467
Interest income	66,356
Income derived from securities lending (Note 9)	58,456

Total investment income	26,076,028

Expenses:
Management and sub-advisory fees (Note 2)	7,273,230
Transfer agent fees (Note 2):
R5 Class	94,178
Y Class	616,697
Investor Class	2,542
A Class	6,831
C Class	848
R6 Class	29
Custody and fund accounting fees	227,744
Professional fees	157,830
Registration fees and expenses	100,988
Service fees (Note 2):
Investor Class	75,147
A Class	130,174
C Class	15,455
Distribution fees (Note 2):
A Class	376,679
C Class	155,593
Prospectus and shareholder report expenses	11,379
Trustee fees (Note 2)	106,687
Line of credit interest expense (Note 10)	7,180
Other expenses	212,499

Total expenses	9,571,710

Net fees waived and expenses (reimbursed) (Note 2)	(31)

Net expenses	9,571,679

Net investment income	16,504,349

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	124,692,512
Commission recapture (Note 1)	26,976
Futures contracts	6,645,603
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	19,034,034
Futures contracts	(624,647)

Net gain from investments	149,774,478

Net increase in net assets resulting from operations	$166,278,827

† Foreign taxes	$110,874
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

6

American Beacon The London Company Income Equity FundSM

Statements of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$16,504,349	$18,653,375
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	131,365,091	167,594,229
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	18,409,387	(41,160,809)

Net increase in net assets resulting from operations	166,278,827	145,086,795

Distributions to shareholders:
Total retained earnings:
R5 Class	(38,959,642)	(41,417,395)
Y Class	(96,605,978)	(83,989,079)
Investor Class	(3,386,994)	(3,038,384)
A Class	(21,827,635)	(17,949,328)
C Class	(2,291,642)	(2,562,799)
R6 Class	(24,828)	(63,650)

Net distributions to shareholders	(163,096,719)	(149,020,635)

Capital share transactions (Note 11):
Proceeds from sales of shares	106,118,533	123,167,879
Reinvestment of dividends and distributions	119,647,316	110,071,856
Cost of shares redeemed	(274,220,087)	(507,200,603)

Net (decrease) in net assets from capital share transactions	(48,454,238)	(273,960,868)

Net (decrease) in net assets	(45,272,130)	(277,894,708)

Net assets:
Beginning of year	1,166,898,645	1,444,793,353

End of year	$1,121,626,515	$1,166,898,645

See accompanying notes

7

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of August 31, 2026, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon The London Company Income Equity Fund (the “Fund”). The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed the Fund’s income taxes paid and has determined no additional disclosures are required.

In September 2026, the FASB issued ASU No. 2026-03 Fair Value Measurement (Topic 820); Investment Companies with Equity Securities Subject to Contractual Sale Restrictions, to improve the decision usefulness of investment company financial reporting by amending guidance on fair value measurement of equity securities subject to contractual sale restriction. The ASU requires fair value measurement with consideration of contractual sale restriction and disclosure of the amount of any discount attributable to the contractual sale restriction. The ASU is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Management does not expect the future adoption of this standard to have a material impact on the Fund’s financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

8

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates

9

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Sub-Advisory Agreement with The London Company of Virginia, LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

The Management and Sub-Advisory Fees paid by the Fund for the year ended August 31, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,906,248
Sub-Advisory Fees	0.31%	3,366,982

Total	0.66%	$7,273,230

10

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended August 31, 2026, the Manager received securities lending fees of $5,819 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended August 31, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$673,915

As of August 31, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$55,608

11

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an August 31, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	August 31, 2025 Fair Value	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	August 31, 2026 Fair Value	August 31, 2026 Shares/ Principal	Dividend Income
U.S. Government Money Market Select Fund	Direct	The London Company Income Equity	$34,050,927	$421,803,178	$417,863,459	$–	$–	$37,990,646	$37,990,646	$1,127,467
U.S. Government Money Market Select Fund	Securities Lending	The London Company Income Equity	6,531,594	168,185,128	174,668,722	–	–	48,000	48,000	N/A

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended August 31, 2026, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$30,520	$5,399	$35,919

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended August 31, 2026, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Fund, through December 31, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

12

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. For the year ended August 31, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2025 - 12/31/2025	1/1/2026 - 8/31/2026	Reimbursed Expenses	(Recouped) Expenses
The London Company Income Equity	R6	0.71%	0.73%	$31	$(6	)*	2028-2029

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$6	$-	$526	2025-2026
The London Company Income Equity	-	232	-	2026-2027
The London Company Income Equity	-	129	-	2027-2028

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended August 31, 2026, RID collected $1,532 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended August 31, 2026, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended August 31, 2026, CDSC fees of $263 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating

13

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lindgren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income

14

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

15

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including government money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment

16

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended August 31, 2026, the Fund entered into futures contracts primarily for exposing cash to markets.

17

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended August 31, 2026
The London Company Income Equity	94

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of August 31, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$451,179	$451,179

The effect of financial derivative instruments on the Statement of Operations as of August 31, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$6,645,603	$6,645,603

	Derivatives not accounted for as hedging instruments

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(624,647)	$(624,647)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, August 31, 2026.

Offsetting of Financial and Derivative Assets as of August 31, 2026:
	Assets	Liabilities
Futures Contracts(1)	$451,179	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$451,179	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(451,179)	$-

18

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

	Remaining Contractual Maturity of the Agreements As of August 31, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$48,000	$-	$-	$-	$48,000

Total Borrowings	$48,000	$-	$-	$-	$48,000

Gross amount of recognized liabilities for securities lending transactions					$48,000

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Dividend Risk

The Fund’s focus on dividend-paying stocks could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks.

Investing in such securities may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

19

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

Focused Holdings Risk

Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s NAV and total return when compared to other diversified funds.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific

20

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various

21

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

22

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2026 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended August 31, 2026	Year Ended August 31, 2025
Distributions paid from:
Ordinary income*
R5 Class	$4,865,513	$8,071,283
Y Class	11,714,250	15,604,745
Investor Class	367,764	503,438
A Class	2,328,877	3,061,921
C Class	145,205	290,715
R6 Class	3,285	8,989
Long-term capital gains
R5 Class	34,094,129	33,346,112
Y Class	84,891,728	68,384,334
Investor Class	3,019,230	2,534,946
A Class	19,498,758	14,887,407
C Class	2,146,437	2,272,084
R6 Class	21,543	54,661

Total distributions paid	$163,096,719	$149,020,635

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of August 31, 2026, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$578,704,907	$540,062,390	$1,387,527	$538,674,863

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
The London Company Income Equity	$538,674,863	$6,706,823	$118,250,055	$-	$(1)	$663,631,740

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

23

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of August 31, 2026, the Fund had no permanent differences.

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at August 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2026, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended August 31, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$167,421,723	$361,069,399

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

24

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of August 31, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$46,728	$48,000	$-	$48,000

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date of November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date of November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended August 31, 2026, the Fund did not utilize these facilities.

25

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	391,991	$8,763,117	817,462	$18,103,417
Reinvestment of dividends	1,741,643	36,009,871	1,707,932	36,310,360
Shares redeemed	(2,912,925)	(65,189,744)	(11,449,726)	(264,284,293)

Net (decrease) in shares outstanding	(779,291)	$(20,416,756)	(8,924,332)	$(209,870,516)

	Y Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,460,967	$74,857,255	3,373,847	$73,968,359
Reinvestment of dividends	3,347,479	68,580,593	2,884,339	60,759,661
Shares redeemed	(7,467,277)	(164,723,793)	(8,764,466)	(193,588,041)

Net (decrease) in shares outstanding	(658,831)	$(21,285,945)	(2,506,280)	$(58,860,021)

	Investor Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	78,674	$1,744,930	98,623	$2,221,854
Reinvestment of dividends	159,297	3,267,327	139,316	2,936,278
Shares redeemed	(203,677)	(4,503,642)	(373,199)	(8,182,294)

Net increase (decrease) in shares outstanding	34,294	$508,615	(135,260)	$(3,024,162)

	A Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	924,152	$19,622,726	1,226,459	$27,296,041
Reinvestment of dividends	495,898	10,067,268	389,125	8,133,274
Shares redeemed	(1,468,487)	(32,121,682)	(1,323,685)	(29,110,410)

Net increase (decrease) in shares outstanding	(48,437)	$(2,431,688)	291,899	$6,318,905

	C Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	52,173	$1,098,968	71,087	$1,518,737
Reinvestment of dividends	84,875	1,697,429	90,609	1,868,633
Shares redeemed	(351,075)	(7,677,347)	(520,580)	(11,471,932)

Net (decrease) in shares outstanding	(214,027)	$(4,880,950)	(358,884)	$(8,084,562)

	R6 Class
	Year Ended August 31, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,371	$31,537	2,736	$59,471
Reinvestment of dividends	1,193	24,828	2,990	63,650
Shares redeemed	(172)	(3,879)	(26,494)	(563,633)

Net increase (decrease) in shares outstanding	2,392	$52,486	(20,768)	$(440,512)

26

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2026

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. On September 24, 2026, the Fund invested $50,000,000 in cash in the American Beacon The London Company Income Equity ETF, a newly launched exchange-traded fund managed by American Beacon Advisors and sub-advised by The London Company of Virginia, LLC, which has the same investment objective and principal investment strategies as the Fund. The investment represented approximately 4.5% of the Fund’s net assets as of August 31, 2026. As a result, the American Beacon London Company Income Equity ETF is considered an affiliated investment of the Fund.

27

American Beacon The London Company Income Equity FundSM

Financial Highlights

August 31, 2026

	R5 Class
	Year Ended August 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$23.69		$23.71		$20.95	$21.25	$23.16

Income (loss) from investment operations:
Net investment income	0.36	A	0.37	A	0.43	0.43	0.37
Net gains (losses) on investments (both realized and unrealized)	2.98		2.40		2.91	0.24	(1.77)

Total income (loss) from investment operations	3.34		2.77		3.34	0.67	(1.40)

Less distributions:
Dividends from net investment income	(0.34)		(0.40)		(0.45)	(0.43)	(0.37)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)

Total distributions	(3.44)		(2.79)		(0.58)	(0.97)	(0.51)

Net asset value, end of period	$23.59		$23.69		$23.71	$20.95	$21.25

Total returnB	16.38%		13.27%		16.29%	3.27%	(6.21)%

Ratios and supplemental data:
Net assets, end of period	$263,142,017		$282,719,019		$494,606,175	$565,070,285	$512,217,743
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76%		0.78%		0.75%	0.75%	0.74%
Expenses, net of reimbursements and/or recoupments	0.76%		0.78%		0.75%	0.75%	0.74%
Net investment income, before expense reimbursements and/or recoupments	1.58%		1.63%		2.01%	2.07%	1.63%
Net investment income, net of reimbursements and/or recoupments	1.58%		1.63%		2.01%	2.07%	1.63%
Portfolio turnover rate	15%		10%		11%	7%	9%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

28

American Beacon The London Company Income Equity FundSM

Financial Highlights

August 31, 2026

	Y Class
	Year Ended August 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$23.51		$23.56		$20.81	$21.12	$23.03

Income (loss) from investment operations:
Net investment income	0.34	A	0.35	A	0.40	0.41	0.35
Net gains (losses) on investments (both realized and unrealized)	2.96		2.38		2.91	0.23	(1.76)

Total income (loss) from investment operations	3.30		2.73		3.31	0.64	(1.41)

Less distributions:
Dividends from net investment income	(0.33)		(0.39)		(0.43)	(0.41)	(0.36)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)

Total distributions	(3.43)		(2.78)		(0.56)	(0.95)	(0.50)

Net asset value, end of period	$23.38		$23.51		$23.56	$20.81	$21.12

Total returnB	16.31%		13.16%		16.29%	3.17%	(6.30)%

Ratios and supplemental data:
Net assets, end of period	$666,127,285		$685,309,045		$745,610,321	$919,092,509	$1,007,455,843
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.82%		0.83%		0.81%	0.81%	0.80%
Expenses, net of reimbursements and/or recoupments	0.82%		0.83%		0.81%	0.81%	0.80%
Net investment income, before expense reimbursements and/or recoupments	1.52%		1.57%		1.95%	2.00%	1.56%
Net investment income, net of reimbursements and/or recoupments	1.52%		1.57%		1.95%	2.00%	1.56%
Portfolio turnover rate	15%		10%		11%	7%	9%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

29

American Beacon The London Company Income Equity FundSM

Financial Highlights

August 31, 2026

	Investor Class
	Year Ended August 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$23.56		$23.60		$20.85	$21.15	$23.06

Income (loss) from investment operations:
Net investment income	0.29	A	0.30	A	0.35	0.35	0.29
Net gains (losses) on investments (both realized and unrealized)	2.97		2.38		2.91	0.25	(1.76)

Total income (loss) from investment operations	3.26		2.68		3.26	0.60	(1.47)

Less distributions:
Dividends from net investment income	(0.28)		(0.33)		(0.38)	(0.36)	(0.30)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)

Total distributions	(3.38)		(2.72)		(0.51)	(0.90)	(0.44)

Net asset value, end of period	$23.44		$23.56		$23.60	$20.85	$21.15

Total returnB	16.05%		12.89%		15.97%	2.95%	(6.54)%

Ratios and supplemental data:
Net assets, end of period	$24,700,741		$24,021,816		$27,251,831	$29,787,339	$46,690,436
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05%		1.09%		1.05%	1.07%	1.06%
Expenses, net of reimbursements and/or recoupments	1.05%		1.09%		1.05%	1.07%	1.06%
Net investment income, before expense reimbursements and/or recoupments	1.29%		1.32%		1.71%	1.72%	1.29%
Net investment income, net of reimbursements and/or recoupments	1.29%		1.32%		1.71%	1.72%	1.29%
Portfolio turnover rate	15%		10%		11%	7%	9%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

30

American Beacon The London Company Income Equity FundSM

Financial Highlights

August 31, 2026

	A Class
	Year Ended August 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$23.35		$23.42		$20.69	$21.01	$22.90

Income (loss) from investment operations:
Net investment income	0.28	A	0.29	A	0.36	0.36	0.29
Net gains (losses) on investments (both realized and unrealized)	2.95		2.37		2.88	0.22	(1.74)

Total income (loss) from investment operations	3.23		2.66		3.24	0.58	(1.45)

Less distributions:
Dividends from net investment income	(0.28)		(0.34)		(0.38)	(0.36)	(0.30)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)

Total distributions	(3.38)		(2.73)		(0.51)	(0.90)	(0.44)

Net asset value, end of period	$23.20		$23.35		$23.42	$20.69	$21.01

Total returnB	16.06%		12.88%		16.00%	2.89%	(6.48)%

Ratios and supplemental data:
Net assets, end of period	$153,725,040		$155,894,732		$149,471,596	$137,795,991	$139,898,234
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.07%		1.08%		1.06%	1.06%	1.05%
Expenses, net of reimbursements and/or recoupments	1.07%		1.08%		1.06%	1.06%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.27%		1.33%		1.70%	1.75%	1.31%
Net investment income, net of reimbursements and/or recoupments	1.27%		1.33%		1.70%	1.75%	1.31%
Portfolio turnover rate	15%		10%		11%	7%	9%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

31

American Beacon The London Company Income Equity FundSM

Financial Highlights

August 31, 2026

	C Class
	Year Ended August 31,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$23.12		$23.22		$20.52		$20.83	$22.72

Income (loss) from investment operations:
Net investment income	0.12	A	0.12	A	0.20	A	0.16	0.09
Net gains (losses) on investments (both realized and unrealized)	2.90		2.34		2.85		0.28	(1.70)

Total income (loss) from investment operations	3.02		2.46		3.05		0.44	(1.61)

Less distributions:
Dividends from net investment income	(0.13)		(0.17)		(0.22)		(0.21)	(0.14)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)		(0.54)	(0.14)

Total distributions	(3.23)		(2.56)		(0.35)		(0.75)	(0.28)

Net asset value, end of period	$22.91		$23.12		$23.22		$20.52	$20.83

Total returnB	15.18%		12.00%		15.09%		2.19%	(7.22)%

Ratios and supplemental data:
Net assets, end of period	$13,717,683		$18,796,571		$27,201,522		$46,817,639	$60,287,047
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.83%		1.85%		1.81%		1.80%	1.78%
Expenses, net of reimbursements and/or recoupments	1.83%		1.85%		1.81%		1.80%	1.78%
Net investment income, before expense reimbursements and/or recoupments	0.52%		0.56%		0.95%		1.00%	0.56%
Net investment income, net of reimbursements and/or recoupments	0.52%		0.56%		0.95%		1.00%	0.56%
Portfolio turnover rate	15%		10%		11%		7%	9%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

32

American Beacon The London Company Income Equity FundSM

Financial Highlights

August 31, 2026

	R6 Class
	Year Ended August 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$23.82		$23.81		$21.00	$21.30	$23.22

Income (loss) from investment operations:
Net investment income	0.36	A	0.40	A	0.82	0.24	0.39	A
Net gains (losses) on investments (both realized and unrealized)	3.01		2.40		2.57	0.43	(1.79)

Total income (loss) from investment operations	3.37		2.80		3.39	0.67	(1.40)

Less distributions:
Dividends from net investment income	(0.35)		(0.40)		(0.45)	(0.43)	(0.38)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)

Total distributions	(3.45)		(2.79)		(0.58)	(0.97)	(0.52)

Net asset value, end of period	$23.74		$23.82		$23.81	$21.00	$21.30

Total returnB	16.41%		13.36%		16.52%	3.28%	(6.21)%

Ratios and supplemental data:
Net assets, end of period	$213,749		$157,462		$651,908	$4,631,676	$1,018,965
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.74%		0.76%		0.73%	0.72%	0.73%
Expenses, net of reimbursements and/or recoupments	0.73%		0.71%		0.71%	0.71%	0.71%
Net investment income, before expense reimbursements and/or recoupments	1.59%		1.64%		1.84%	2.10%	1.75%
Net investment income, net of reimbursements and/or recoupments	1.60%		1.69%		1.86%	2.11%	1.77%
Portfolio turnover rate	15%		10%		11%	7%	9%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

33

American Beacon FundSM

Federal Tax Information

August 31, 2026 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2026. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Corporate Dividends-Received Deduction:

The London Company Income Equity	100%

Qualified Dividend Income:

The London Company Income Equity	100%

Long-Term Capital Gain Distributions:

The London Company Income Equity	$143,671,825

Short-Term Capital Gain Distributions:

The London Company Income Equity	$3,305,093

Shareholders will receive notification in January 2027 of the applicable tax information necessary to prepare their 2026 income tax returns.

34

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon The London Company Income Equity Fund are service marks of American Beacon Advisors, Inc.

AR 08/26

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	August 31, 2026

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Ninety One Emerging Markets Equity Fund and American Beacon Ninety One Global Franchise Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Ninety One Emerging Markets Equity Fund and American Beacon Ninety One Global Franchise Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
American Beacon Ninety One Emerging Markets Equity Fund	For the year ended August 31, 2026.	For the year ended August 31, 2026 and the period from November 1, 2024 through August 31, 2025.	For each of the periods indicated therein.

American Beacon Ninety One Global Franchise Fund	For the year ended August 31, 2026.	For the year ended August 31, 2026 and the period from November 1, 2024 through August 31, 2025.	For each of the periods indicated therein.

The financial statements of the Funds as of and for the year ended October 31, 2024 and the financial highlights for each of the periods ended on or prior to October 31, 2024, not presented herein, except for the statement of changes in net assets and the financial highlights, were audited by other auditors whose report dated December 27, 2024 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP /s/

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies American Beacon family of funds since 2016.

1

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

Argentina - 1.1% (Cost $2,966,597)

Foreign Common Stocks - 1.1%
Vista Energy SAB de CV, ADRA	48,991	$3,500,897

Austria - 0.7% (Cost $649,460)

Foreign Common Stocks - 0.7%
Erste Group Bank AG	16,674	2,349,299

Brazil - 5.6%

Foreign Common Stocks - 5.6%
Axia Energia SA	276,188	2,831,413
Banco BTG Pactual SAB	204,565	2,159,923
Gerdau SA, ADR	583,090	2,688,045
NU Holdings Ltd., Class AA	169,742	2,469,746
Raia Drogasil SA	608,756	2,302,712
Ultrapar Participacoes SA	563,938	3,789,662
XP, Inc., Class A	134,982	2,460,722

Total Foreign Common Stocks		18,702,223

Total Brazil (Cost $17,397,157)		18,702,223

Chile - 0.7% (Cost $2,395,866)

Foreign Common Stocks - 0.7%
Latam Airlines Group SA, ADR	46,798	2,329,136

China - 23.5%

Foreign Common Stocks - 23.5%
AAC Technologies Holdings, Inc.	75,000	425,786
AIA Group Ltd.	201,800	1,963,048
Alibaba Group Holding Ltd.	440,136	6,412,433
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	58,695	2,087,562
China Construction Bank Corp., Class H	3,447,000	4,177,675
China Mengniu Dairy Co. Ltd.	1,287,000	2,971,850
China Resources Beer Holdings Co. Ltd.	381,000	939,079
Contemporary Amperex Technology Co. Ltd., Class A	83,481	4,516,398
Hong Kong Exchanges & Clearing Ltd.	38,100	2,066,750
JD Health International, Inc.A C	210,900	982,063
JL Mag Rare-Earth Co. Ltd., Class A	367,420	1,475,181
Lenovo Group Ltd.	1,074,000	4,115,987
Midea Group Co. Ltd., Class H	206,900	2,676,506
MMG Ltd.A	1,172,000	1,380,811
NetEase, Inc.	157,300	3,861,034
New Oriental Education & Technology Group, Inc., ADR	19,011	1,096,935
Qinghai Salt Lake Industry Co. Ltd., Class AA	901,897	3,783,489
Sany Heavy Industry Co. Ltd., Class A	633,605	1,886,714
Sinotruk Hong Kong Ltd.	364,000	1,866,798
TCL Technology Group Corp., Class A	5,415,757	4,102,205
Tencent Holdings Ltd.	192,000	11,096,071
WuXi AppTec Co. Ltd., Class A	391,860	9,025,810
Wuxi Biologics Cayman, Inc.A C	597,500	3,722,917
Zhongji Innolight Co. Ltd., Class HA C	13,750	1,805,044

Total Foreign Common Stocks		78,438,146

Total China (Cost $70,242,189)		78,438,146

Greece - 1.8%

Foreign Common Stocks - 1.8%
Alpha Bank SA	541,555	2,877,242

See accompanying notes

2

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

Greece - 1.8% (continued)

Foreign Common Stocks - 1.8% (continued)
National Bank of Greece SA	162,281	$3,181,836

Total Foreign Common Stocks		6,059,078

Total Greece (Cost $4,357,239)		6,059,078

India - 12.4%

Foreign Common Stocks - 12.4%
Apollo Hospitals Enterprise Ltd.	33,562	3,137,713
Bharti Airtel Ltd.	138,206	2,630,933
GMR Airports Ltd.A	1,851,627	1,821,449
HDFC Bank Ltd.	233,766	1,741,310
Hindustan Aeronautics Ltd.D	46,497	2,345,630
ICICI Bank Ltd., ADR	155,140	4,710,050
InterGlobe Aviation Ltd.A C	23,363	1,284,727
Larsen & Toubro Ltd.	60,723	2,580,534
Laurus Labs Ltd.C	151,931	3,056,777
Lodha Developers Ltd.C	163,826	2,063,031
Muthoot Finance Ltd.	59,140	1,850,415
Reliance Industries Ltd.	298,145	4,000,065
Swiggy Ltd.A	504,335	1,493,698
TVS Motor Co. Ltd.	60,370	2,753,529
Varun Beverages Ltd.	342,016	1,438,942
Vedanta Aluminium Metal Ltd.	504,570	2,315,012
Vedanta Ltd.	796,433	2,327,850

Total Foreign Common Stocks		41,551,665

Total India (Cost $42,868,510)		41,551,665

Malaysia - 0.4% (Cost $1,268,938)

Foreign Common Stocks - 0.4%
Tenaga Nasional Bhd.	415,700	1,460,009

Mexico - 2.0%

Foreign Common Stocks - 2.0%
Fomento Economico Mexicano SAB de CV, ADR	16,326	1,965,814
Grupo Mexico SAB de CV, Series B	341,911	4,678,923

Total Foreign Common Stocks		6,644,737

Total Mexico (Cost $4,130,527)		6,644,737

Peru - 0.8% (Cost $1,209,785)

Foreign Common Stocks - 0.8%
Credicorp Ltd.	7,029	2,575,285

Poland - 1.0% (Cost $1,963,937)

Foreign Common Stocks - 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	105,152	3,215,651

Republic of Korea - 17.1%

Foreign Common Stocks - 17.1%
HD Hyundai Heavy Industries Co. Ltd.	8,875	2,914,886
Kia Corp.	29,658	2,838,812
Samsung Electronics Co. Ltd.	137,649	26,149,890
Shinhan Financial Group Co. Ltd.	65,056	5,176,529
SK Hynix, Inc.	16,278	19,910,399

Total Foreign Common Stocks		56,990,516

Total Republic of Korea (Cost $17,693,355)		56,990,516

See accompanying notes

3

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

Saudi Arabia - 1.9%

Foreign Common Stocks - 1.9%
SABIC Agri-Nutrients Co.	56,568	$1,967,661
Saudi Awwal Bank	152,635	1,386,261
Saudi National Bank	265,834	3,065,736

Total Foreign Common Stocks		6,419,658

Total Saudi Arabia (Cost $6,521,310)		6,419,658

South Africa - 4.0%

Foreign Common Stocks - 4.0%
Capitec Ltd.	9,822	2,836,500
MTN Group Ltd.	255,509	2,998,755
Naspers Ltd., Class N	56,366	2,758,666
Sanlam Ltd.	375,778	2,022,195
Valterra Platinum Ltd.	32,569	2,784,608

Total Foreign Common Stocks		13,400,724

Total South Africa (Cost $8,521,308)		13,400,724

Taiwan - 19.4%

Foreign Common Stocks - 19.4%
Accton Technology Corp.	61,000	3,913,215
ASE Technology Holding Co. Ltd., ADRE	108,986	4,027,033
Hon Precision, Inc.	8,000	1,477,839
MediaTek, Inc.	55,000	6,805,214
Taiwan Semiconductor Manufacturing Co. Ltd.	642,000	48,673,160

Total Foreign Common Stocks		64,896,461

Total Taiwan (Cost $27,162,289)		64,896,461

Thailand - 1.4%

Foreign Common Stocks - 1.4%
CP ALL PCL	1,060,700	1,479,414
Kasikornbank PCL	431,300	3,225,645

Total Foreign Common Stocks		4,705,059

Total Thailand (Cost $3,965,386)		4,705,059

Turkey - 1.1% (Cost $1,319,355)

Foreign Common Stocks - 1.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	469,297	3,756,029

United Arab Emirates - 0.9%

Foreign Common Stocks - 0.9%
Aldar Properties PJSC	653,277	1,365,978
Emirates NBD Bank PJSC	215,826	1,779,281

Total Foreign Common Stocks		3,145,259

Total United Arab Emirates (Cost $2,904,257)		3,145,259

United States - 2.1%

Common Stocks - 2.1%
BeOne Medicines Ltd., Class HA	158,000	4,341,828
Laureate Education, Inc.A	68,895	2,585,629

Total Common Stocks		6,927,457

Total United States (Cost $5,634,145)		6,927,457

See accompanying notes

4

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.2% (Cost $7,380,979)

Investment Companies - 2.2%
American Beacon U.S. Government Money Market Select Fund, 3.57%F G	7,380,979	$7,380,979

TOTAL INVESTMENTS - 100.1% (Cost $230,552,589)		334,448,268
LIABILITIES, NET OF ASSETS - (0.1)%		(272,470)

TOTAL NET ASSETS - 100.0%		$334,175,798

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Unit - Usually consists of one common stock and/or rights and warrants.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,914,559 or 3.9% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at August 31, 2026 (Note 8).

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2026, the investments were classified as described below:

Ninety One Emerging Markets Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$6,927,457	$-	$-	$6,927,457
Foreign Common Stocks
Argentina	3,500,897	-	-	3,500,897
Austria	2,349,299	-	-	2,349,299
Brazil	18,702,223	-	-	18,702,223
Chile	2,329,136	-	-	2,329,136
China	78,438,146	-	-	78,438,146
Greece	6,059,078	-	-	6,059,078
India	41,551,665	-	-	41,551,665
Malaysia	1,460,009	-	-	1,460,009
Mexico	6,644,737	-	-	6,644,737
Peru	2,575,285	-	-	2,575,285
Poland	3,215,651	-	-	3,215,651
Republic of Korea	56,990,516	-	-	56,990,516
Saudi Arabia	6,419,658	-	-	6,419,658
South Africa	13,400,724	-	-	13,400,724
Taiwan	64,896,461	-	-	64,896,461
Thailand	4,705,059	-	-	4,705,059
Turkey	3,756,029	-	-	3,756,029
United Arab Emirates	3,145,259	-	-	3,145,259
Short-Term Investments	7,380,979	-	-	7,380,979

Total Investments in Securities - Assets	$334,448,268	$-	$-	$334,448,268

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

5

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

Canada - 0.0% (Cost $0)

Warrants - 0.0%
Constellation Software, Inc.A B C	40	$0

China - 8.5%

Foreign Common Stocks - 8.5%
AIA Group Ltd.	749,400	7,289,930
Contemporary Amperex Technology Co. Ltd., Class A	77,095	4,170,910
NetEase, Inc., ADR	96,841	11,793,297
Tencent Holdings Ltd.	80,600	4,658,038

Total Foreign Common Stocks		27,912,175

Total China (Cost $25,038,843)		27,912,175

France - 3.2% (Cost $10,808,610)

Foreign Common Stocks - 3.2%
LVMH Moet Hennessy Louis Vuitton SE	19,629	10,335,265

Germany - 2.5% (Cost $9,701,609)

Foreign Common Stocks - 2.5%
Beiersdorf AG	89,523	8,227,324

Israel - 1.6% (Cost $4,516,435)

Foreign Common Stocks - 1.6%
Check Point Software Technologies Ltd.A	38,130	5,296,638

Netherlands - 7.8% (Cost $8,283,967)

Foreign Common Stocks - 7.8%
ASML Holding NV	15,168	25,578,367

United Kingdom - 4.6%

Foreign Common Stocks - 4.6%
London Stock Exchange Group PLC	101,140	12,334,029
St. James’s Place PLC	177,803	2,857,349

Total Foreign Common Stocks		15,191,378

Total United Kingdom (Cost $13,868,002)		15,191,378

United States - 69.4%

Common Stocks - 69.4%
Align Technology, Inc.A	31,723	5,069,018
Alphabet, Inc., Class A	44,478	15,093,609
Autodesk, Inc.A	42,173	10,902,986
Automatic Data Processing, Inc.	28,904	8,271,169
Booking Holdings, Inc.	83,155	16,555,329
Edwards Lifesciences Corp.A	105,315	9,557,336
FactSet Research Systems, Inc.D	15,888	4,981,682
Intuit, Inc.	32,709	11,752,344
Johnson & Johnson	46,435	12,344,745
Marsh & McLennan Cos., Inc.	81,569	15,481,796
Microsoft Corp.	38,422	19,491,096
Mobility Global, Inc.	13,643	276,953
Monster Beverage Corp.A	173,515	7,967,809
Moody’s Corp.	12,322	6,218,174
Motorola Solutions, Inc.	20,238	9,821,501
Philip Morris International, Inc.	103,809	19,443,426
Roche Holding AG	25,711	11,221,427
S&P Global, Inc.	12,744	5,554,345

See accompanying notes

6

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

August 31, 2026

	Shares	Fair Value

United States - 69.4% (continued)

Common Stocks - 69.4% (continued)
VeriSign, Inc.	25,377	$7,315,682
Visa, Inc., Class A	79,772	30,263,104

Total Common Stocks		227,583,531

Total United States (Cost $147,388,747)		227,583,531

SHORT-TERM INVESTMENTS - 1.7% (Cost $5,572,406)

Investment Companies - 1.7%
American Beacon U.S. Government Money Market Select Fund, 3.57%E F	5,572,406	5,572,406

TOTAL INVESTMENTS - 99.3% (Cost $225,178,619)		325,697,084
OTHER ASSETS, NET OF LIABILITIES - 0.7%		2,395,770

TOTAL NET ASSETS - 100.0%		$328,092,854

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

C Value was determined using significant unobservable inputs.

D All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at August 31, 2026 (Note 8).

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2026, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
United States	$227,583,531	$-	$-		$227,583,531
Foreign Common Stocks
China	27,912,175	-	-		27,912,175
France	10,335,265	-	-		10,335,265
Germany	8,227,324	-	-		8,227,324
Israel	5,296,638	-	-		5,296,638
Netherlands	25,578,367	-	-		25,578,367
United Kingdom	15,191,378	-	-		15,191,378
Warrants
Canada	-	-	0	(1)	0	(1)
Short-Term Investments	5,572,406	-	-		5,572,406

Total Investments in Securities - Assets	$325,697,084	$-	$0	(1)	$325,697,084

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2026

	Ninety One Emerging Markets Equity Fund	Ninety One Global Franchise Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$327,067,289	$320,124,678
Investments in affiliated securities, at fair value‡	7,380,979	5,572,406
Foreign currency, at fair value (Note 1)^	309,126	13,360
Dividends and interest receivable	762,345	303,608
Receivable for investments sold	479,010	2,128,270
Receivable for fund shares sold	19,590	12,970
Receivable for tax reclaims	137,230	444,836
Prepaid expenses	18,094	18,918

Total assets	336,173,663	328,619,046

Liabilities:
Payable for investments purchased	1,045,614	-
Payable for fund shares redeemed	49,028	129,943
Payable for expense recoupment (Note 2)	15,732	11,074
Management and sub-advisory fees payable (Note 2)	206,396	209,764
Transfer agent fees payable (Note 2)	68,006	64,500
Custody and fund accounting fees payable	70,981	38,583
Professional fees payable	97,103	61,324
Trustee fees payable (Note 2)	-	2,637
Payable for prospectus and shareholder reports	25,946	7,535
Capital gain tax liability	418,294	-
Other liabilities	765	832

Total liabilities	1,997,865	526,192

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$334,175,798	$328,092,854

Analysis of net assets:
Paid-in-capital	$211,281,266	$206,981,231
Total distributable earnings (deficits)A	122,894,532	121,111,623

Net assets	$334,175,798	$328,092,854

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	19,884,242	13,687,531

Y Class	997,402	2,735,131

R6 Class	39,340	62

Net assets:
R5 Class	$316,858,704	$273,661,589

Y Class	$16,689,510	$54,430,025

R6 Class	$627,584	$1,240

Net asset value, offering and redemption price per share:
R5 Class	$15.94	$19.99

Y Class	$16.73	$19.90

R6 Class	$15.95	$20.00

† Cost of investments in unaffiliated securities	$223,171,610	$219,606,213
‡ Cost of investments in affiliated securities	$7,380,979	$5,572,406
§ Fair value of securities on loan	$1,773,304	$4,732,410
^ Cost of foreign currency	$308,976	$13,428

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

8

American Beacon FundsSM

Statements of Operations

For the year ended August 31, 2026

	Ninety One Emerging Markets Equity Fund	Ninety One Global Franchise Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$5,353,950	$4,856,748
Dividend income from affiliated securities (Note 2)	230,287	649,178
Interest income	-	165
Income derived from securities lending (Note 8)	2,677	129
Other income	-	307

Total investment income	5,586,914	5,506,527

Expenses:
Management and sub-advisory fees (Note 2)	2,142,912	3,195,531
Transfer agent fees (Note 2):
R5 Class	82,420	255,263
Y Class	9,162	28,024
Custody and fund accounting fees	312,616	146,179
Professional fees	163,343	97,702
Registration fees and expenses	51,908	53,079
Prospectus and shareholder report expenses	23,469	7,957
Trustee fees (Note 2)	26,949	43,552
Loan interest expense (Note 2)	58	14,230
Line of credit interest expense (Note 9)	1,746	2,856
Other expenses	117,406	162,106

Total expenses	2,931,989	4,006,479

Net fees waived and expenses (reimbursed) (Note 2)	(480,518)	(351,695)

Net expenses	2,451,471	3,654,784

Net investment income	3,135,443	1,851,743

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡ A	23,763,213	37,681,981
Commission recapture (Note 1)	67	-
Foreign currency transactions	(117,158)	(2,915)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	73,213,863	(6,167,664)
Foreign currency transactions	(3,394)	(17,989)

Net gain from investments	96,856,591	31,493,413

Net increase in net assets resulting from operations	$99,992,034	$33,345,156

† Foreign taxes	$629,659	$195,281
‡ Foreign capital gains tax	$169,459	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

9

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Emerging Markets Equity Fund
	Year Ended August 31, 2026	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$3,135,443	$4,404,469	$4,667,097
Net realized gain from investments in unaffiliated securities, commission recapture, and foreign currency transactions	23,646,122	90,942,604	584,817
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	73,210,469	(26,237,781)	64,387,688

Net increase in net assets resulting from operations	99,992,034	69,109,292	69,639,602

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(36,086,970)	(4,835,835)	(6,294,465)
Y ClassB	(937,018)	-	(4)
R6 ClassC	(37,474)	-	-

Net distributions to shareholders	(37,061,462)	(4,835,835)	(6,294,469)

Capital share transactions (Note 10):
Proceeds from sales of shares	76,512,824	50,844,661	60,428,007
Reinvestment of dividends and distributions	37,046,879	4,824,207	6,281,905
Cost of shares redeemed	(60,654,283)	(231,670,003)	(56,055,951)

Net increase (decrease) in net assets from capital share transactions	52,905,420	(176,001,135)	10,653,961

Net increase (decrease) in net assets	115,835,992	(111,727,678)	73,999,094

Net assets:
Beginning of year	218,339,806	330,067,484	256,068,390

End of year	$334,175,798	$218,339,806	$330,067,484

# Fiscal year end changed from October 31 to August 31.
A Formerly known as I Shares.
B Formerly known as A Shares.
C Class launched on February 21, 2025 and commenced operations on February 24, 2025.

See accompanying notes

10

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Global Franchise Fund
	Year Ended August 31, 2026	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$1,851,743	$1,521,207	$925,182
Net realized gain from investments in unaffiliated securities and foreign currency transactions	37,679,066	20,294,433	5,035,665
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	(6,185,653)	31,460,009	51,276,765

Net increase in net assets resulting from operations	33,345,156	53,275,649	57,237,612

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(26,168,152)	(709,368)	(1,130,556)
Y ClassB	(9,122,522)	(129,232)	(6,505)
R6 ClassC	(88)	(2)	-

Net distributions to shareholders	(35,290,762)	(838,602)	(1,137,061)

Capital share transactions (Note 10):
Proceeds from sales of shares	66,608,963	203,144,688	123,753,415
Reinvestment of dividends and distributions	34,901,215	827,279	1,062,709
Cost of shares redeemed	(220,097,757)	(165,465,666)	(123,932,777)

Net increase (decrease) in net assets from capital share transactions	(118,587,579)	38,506,301	883,347

Net increase (decrease) in net assets	(120,533,185)	90,943,348	56,983,898

Net assets:
Beginning of year	448,626,039	357,682,691	300,698,793

End of year	$328,092,854	$448,626,039	$357,682,691

# Fiscal year end changed from October 31 to August 31.
A Formerly known as I Shares.
B Formerly known as A Shares.
C Class launched on November 15, 2024 and commenced operations on November 18, 2024.

See accompanying notes

11

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of August 31, 2026, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Ninety One Emerging Markets Equity Fund and American Beacon Ninety One Global Franchise Fund (collectively, the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. American Beacon Ninety One Emerging Markets Equity Fund is diversified, and American Beacon Ninety One Global Franchise Fund is non-diversified. The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

In September 2026, the FASB issued ASU No. 2026-03 Fair Value Measurement (Topic 820); Investment Companies with Equity Securities Subject to Contractual Sale Restrictions, to improve the decision usefulness of investment company financial reporting by amending guidance on fair value measurement of equity securities subject to contractual sale restriction. The ASU requires fair value measurement with consideration of contractual sale restriction and disclosure of the amount of any discount attributable to the contractual sale restriction. The ASU is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Management does not expect the future adoption of this standard to have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

12

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

13

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

14

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Ninety One North America, Inc. (the “Sub-Advisor”) pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedules:

Ninety One Emerging Markets Equity Fund

All Assets	0.40%

Ninety One Global Franchise Fund

All Assets	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the year ended August 31, 2026 were as follows:

Ninety One Emerging Markets Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,000,184
Sub-Advisory Fees	0.40%	1,142,728

Total	0.75%	$2,142,912

Ninety One Global Franchise Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,491,255
Sub-Advisory Fees	0.40%	1,704,276

Total	0.75%	$3,195,531

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended August 31, 2026, the Manager received securities lending fees of $189 and $16 for the securities lending activities of the Ninety One Emerging Markets Equity Fund and Ninety One Global Franchise Fund, respectively.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts

15

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended August 31, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$91,581
Ninety One Global Franchise	279,104

As of August 31, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$5,095
Ninety One Global Franchise	15,582

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an August 31, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	August 31, 2025 Fair Value	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	August 31, 2026 Fair Value	August 31, 2026 Shares/Principal	Dividend Income
U.S. Government Money Market Select	Direct	Ninety One Emerging Markets Equity	$2,969,160	$99,166,623	$94,754,804	$–	$–	$7,380,979	$7,380,979	$230,287
U.S. Government Money Market Select	Securities Lending	Ninety One Emerging Markets Equity	302,600	23,321,605	23,624,205	–	–	–	–	N/A
U.S. Government Money Market Select	Direct	Ninety One Global Franchise	30,969,666	127,621,077	153,018,337	–	–	5,572,406	5,572,406	649,178

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended August 31, 2026, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Ninety One Emerging Markets Equity	$6,280	$268	$6,548
Ninety One Global Franchise	17,357	-	17,357

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash

16

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended August 31, 2026, the Ninety One Emerging Markets Equity Fund and Ninety One Global Franchise Fund borrowed on average $433,992 and $3,041,387 for a day and 15 days at an average interest rate of 4.90% and 4.39% with interest charges of $58 and $14,230, respectively. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of Ninety One Emerging Markets Equity Fund, through February 21, 2028, and of Ninety One Global Franchise Fund, through November 30, 2027 to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the expense cap. During the year ended August 31, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	9/1/2025 - 11/24/2025	11/25/2025 - 8/31/2026	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
Ninety One Emerging Markets Equity	R5	0.85%	0.85%	$464,398	$(14,668	)*	2028-2029
Ninety One Emerging Markets Equity	Y	0.92%	0.92%	14,843	(371	)*	2028-2029
Ninety One Emerging Markets Equity	R6	0.82%	0.82%	1,277	(756	)*	2028-2029
Ninety One Global Franchise	R5	0.85%	0.85%	297,846	(10,291	)*	2028-2029
Ninety One Global Franchise	Y	0.85%	0.85%	53,823	(14,729	)*	2028-2029
Ninety One Global Franchise	R6	0.82%	0.82%	26	(25	)*	2028-2029

* These amounts represent Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $15,732 and $11,074 were disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at August 31, 2026 for the Ninety One Emerging Markets Equity Fund and Ninety One Global Franchise Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements

17

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Ninety One Emerging Markets Equity	$15,795	$776,166	$-	2027-2028
Ninety One Global Franchise	25,045	398,378	-	2027-2028

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lindgren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

18

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the

19

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively

20

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

21

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such

22

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended August 31, 2026 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

23

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors

24

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Franchise Investing Risk

Franchise companies may be adversely affected by, among other factors, changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions both individually and across an industry. A Fund’s investments in franchise companies also are subject to legal and reputational risks as well as the risks associated with being a market leader, which can be disrupted by innovation. As a result of its investments in franchise companies, a Fund may be negatively impacted to a greater extent than if a Fund’s assets were invested more broadly in a number of types of companies.

Large and Mid-Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes, and, at times, such companies may be out of favor with investors. Large market capitalization companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large market capitalization companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

25

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Investments in mid-capitalization companies generally involve greater risks and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investments in larger, more established companies. Mid-capitalization companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-capitalization companies may have less market liquidity than large-capitalization companies, and they can be sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a

26

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Because the Funds invest in foreign securities, they are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, they could be subject to the risk of market timing activities by shareholders. The Funds generally price foreign securities using their closing prices from the foreign markets in which they trade, typically prior to each Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price their shares. In such instances, the Funds may fair value certain of their investments. Some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

The American Beacon Ninety One Global Franchise Fund is non-diversified, which means the Fund may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

27

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of a Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, a Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2026 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

28

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Ninety One Emerging Markets Equity Fund				Ninety One Global Franchise Fund
	Year Ended August 31, 2026	Period Ended August 31, 2025		Year Ended October 31, 2024	Year Ended August 31, 2026	Period Ended August 31, 2025		Year Ended October 31, 2024
Distributions paid from:
Ordinary income*
R5 ClassA	$5,214,940	$4,835,835		$6,294,465	$2,467,287	$709,368		$1,130,556
Y Class	135,409	-	B	4	860,125	129,232	B	6,505
R6 Class	5,415	-	D	-	8	2	C	-
Return of capital Long-term capital gains
R5 Class	30,872,030	-		-	23,700,865	-		-
Y Class	801,609	-		-	8,262,397	-		-
R6 Class	32,059	-		-	80	-		-

Total distributions paid	$37,061,462	$4,835,835		$6,294,469	$35,290,762	$838,602		$1,137,061

* For tax purposes, short-term capital gains are considered ordinary income distributions.

A Formerly known as I Shares.

B Formerly known as A Shares.

C Class launched on November 15, 2024 and commenced operations on November 18, 2024.

D Class launched on February 21, 2025 and commenced operations on February 24, 2025.

As of August 31, 2026, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ninety One Emerging Markets Equity	$234,568,520	$108,889,926	$(9,421,144)	$99,468,782
Ninety One Global Franchise	229,197,379	101,143,481	(4,626,024)	96,517,457

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Ninety One Emerging Markets Equity	$99,468,782	$8,610,956	$14,814,797	$-	$(3)	$122,894,532
Ninety One Global Franchise	96,517,457	1,707,647	22,886,519	-	-	121,111,623

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains from passive foreign investment companies, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

29

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Accordingly, the following amounts represent current year permanent differences derived from adjustment to prior accumulated balances and equalization as of August 31, 2026:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
Ninety One Emerging Markets Equity	$27,478,532	$(27,478,532)
Ninety One Global Franchise	2,292,964	(2,292,964)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at August 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2026, the Funds did not have any capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended August 31, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Ninety One Emerging Markets Equity	$144,980,230	$129,033,164
Ninety One Global Franchise	72,642,560	199,911,636

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

30

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of August 31, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ninety One Emerging Markets Equity	$1,773,304	$-	$1,859,690	$1,859,690
Ninety One Global Franchise	4,732,410	-	4,758,068	4,758,068

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended August 31, 2026, the Funds did not utilize these facilities.

31

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended August 31, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	3,912,316	$56,875,235	4,236,997		$47,933,510		5,541,015	$55,658,361
Reinvestment of dividends	2,944,684	36,072,387	450,860		4,824,207		655,056	6,281,901
Shares redeemed	(3,826,635)	(55,643,165)	(18,215,687)		(228,913,680)		(5,062,791)	(51,218,475)

Net increase (decrease) in shares outstanding	3,030,365	$37,304,457	(13,527,830)		$(176,155,963)		1,133,280	$10,721,787

	Y Class
	Year Ended August 31, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	1,223,083	$19,059,901	234,792		$2,910,151		468,383	$4,769,646
Reinvestment of dividends	72,806	937,018	-		-		1	4
Shares redeemed	(309,555)	(4,964,256)	(224,096)		(2,756,323)		(468,335)	(4,837,476)

Net increase (decrease) in shares outstanding	986,334	$15,032,663	10,696		$153,828		49	$(67,826)

	R6 Class
	Year Ended August 31, 2026		February 24, 2025A - August 31, 2025
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares		Amount
Shares sold	39,581	$577,688	88	B	$1,000	B
Reinvestment of dividends	3,056	37,474	-		-
Shares redeemed	(3,385)	(46,862)	-		-

Net increase in shares outstanding	39,252	$568,300	88		$1,000

	R5 Class
	Year Ended August 31, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Global Franchise Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	2,578,685	$49,753,511	4,511,219		$84,383,140		7,356,645	$123,221,322
Reinvestment of dividends	1,336,371	25,778,604	39,415		698,045		64,521	1,056,204
Shares redeemed	(7,257,589)	(138,603,519)	(7,985,033)		(144,489,808)		(7,310,516)	(123,115,605)

Net increase (decrease) in shares outstanding	(3,342,533)	$(63,071,404)	(3,434,399)		$(59,408,623)		110,650	$1,161,921

	Y Class
	Year Ended August 31, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Global Franchise Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	860,651	$16,855,452	6,597,781		$118,760,548		31,935	$532,093
Reinvestment of dividends	474,884	9,122,522	7,326		129,232		399	6,505
Shares redeemed	(4,373,017)	(81,494,238)	(1,143,983)		(20,975,858)		(47,945)	(817,172)

Net increase (decrease) in shares outstanding	(3,037,482)	$(55,516,264)	5,461,124		$97,913,922		(15,611)	$(278,574)

	R6 Class
	Year Ended August 31, 2026		November 18, 2024A - August 31, 2025
Ninety One Global Franchise Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	57	C	$1,000	C
Reinvestment of dividends	5	89	-	D	2
Shares redeemed	-	-	-		-

Net increase in shares outstanding	5	$89	57		$1,002

32

American Beacon FundsSM

Notes to Financial Statements

August 31, 2026

A Commencement of operations.

B Seed capital was received on February 24, 2025 in the amount of $1,000. As a result, shares were issued in the amount of 88.

C Seed capital was received on November 18, 2024 in the amount of $1,000. As a result, shares were issued in the amount of 57.

D Amount less than 1.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

33

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

August 31, 2026

	R5 ClassA
	Year Ended August 31,		November 1, 2024 to August 31,		Year Ended October 31,

	2026		2025#		2024		2023		2022		2021

Net asset value, beginning of period	$12.95		$10.86		$8.75		$8.05		$12.83		$10.99

Income (loss) from investment operations:
Net investment incomeB. . .	0.16		0.14		0.16		0.15		0.29		0.20
Net gains (losses) on investments (both realized and unrealized)	4.92		2.11		2.17		0.66		(4.11)		1.78

Total income (loss) from investment operations	5.08		2.25		2.33		0.81		(3.82)		1.98

Less distributions:
Dividends from net investment income	(0.26)		(0.16)		(0.22)		(0.11)		(0.19)		(0.14)
Distributions from net realized gains	(1.83)		-		-		-		(0.77)		-

Total distributions	(2.09)		(0.16)		(0.22)		(0.11)		(0.96)		(0.14)

Net asset value, end of period	$15.94		$12.95		$10.86		$8.75		$8.05		$12.83

Total returnC	44.10%		20.98%		26.95	%D	10.00	%D	(32.04	)%D	18.00	%D

Ratios and supplemental data:
Net assets, end of period	$316,858,704		$218,189,147		$330,063,328		$256,065,546		$128,941,619		$106,391,180
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02%		1.19%		1.07%		1.09%		1.15%		1.29%
Expenses, net of reimbursements and/or recoupments	0.86	%E	0.93	%E	0.85%		0.85%		0.85%		0.85%
Net investment income, before expense reimbursements and/or recoupments	0.93%		1.24%		1.32%		1.43%		2.50%		1.08%
Net investment income, net of reimbursements and/or recoupments	1.09%		1.50%		1.54%		1.67%		2.80%		1.52%
Portfolio turnover rate	46%		198%		68%		48%		29%		111%

#	Fiscal year end changed from October 31 to August 31.
A	Prior to the reorganization on February 21, 2025, the R5 Class was known as I Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85% for the period ended August 31, 2026 and August 31, 2025.

See accompanying notes

34

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

August 31, 2026

	Y ClassA
	Year Ended August 31,	November 1, 2024 to August 31,	Year Ended October 31,

	2026	2025#	2024		2023		2022		2021

Net asset value, beginning of period	$13.51	$11.17	$8.82		$8.03		$12.80		$10.97

Income (loss) from investment operations:
Net investment income (loss)B	0.20	(0.22)	0.28		(0.02)		0.09		0.13
Net gains (losses) on investments (both realized and unrealized)	5.11	2.56	2.08		0.81		(3.93)		1.81

Total income (loss) from investment operations	5.31	2.34	2.36		0.79		(3.84)		1.94

Less distributions:
Dividends from net investment income	(0.26)	-	(0.01)		-		(0.16)		(0.11)
Distributions from net realized gains	(1.83)	-	-		-		(0.77)		-

Total distributions	(2.09)	-	(0.01)		-		(0.93)		(0.11)

Net asset value, end of period	$16.73	$13.51	$11.17		$8.82		$8.03		$12.80

Total returnC	43.96%	20.95%	26.80	%D	9.84	%D	(32.22	)%D	17.70	%D

Ratios and supplemental data:
Net assets, end of period	$16,689,510	$149,519	$4,156		$2,844		$2,610		$16,641
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08%	5.50%	1.32%		1.75%		1.42%		1.52%
Expenses, net of reimbursements and/or recoupments	0.92%	0.91%	1.10%		1.09%		1.10%		1.10%
Net investment income (loss), before expense reimbursements and/or recoupments	1.11%	(6.96)%	2.46%		(0.90)%		0.48%		0.57%
Net investment income (loss), net of reimbursements and/ or recoupments. .	1.27%	(2.37)%	2.68%		(0.24)%		0.80%		0.99%
Portfolio turnover rate	46%	198%	68%		48%		29%		111%

#	Fiscal year end changed from October 31 to August 31.
A	Prior to the reorganization on February 21, 2025, the Y Class was known as A Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes

35

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

August 31, 2026

	R6 Class
	Year Ended August 31, 2026		February 24, 2025A to August 31, 2025

Net asset value, beginning of period	$12.95		$11.37

Income from investment operations:
Net investment incomeB	0.17		0.13
Net gains on investments (both realized and unrealized)	4.92		1.45

Total income from investment operations	5.09		1.58

Less distributions:
Dividends from net investment income	(0.26)		-
Distributions from net realized gains	(1.83)		-

Total distributions	(2.09)		-

Net asset value, end of period	$15.95		$12.95

Total returnC	44.17%		13.90	%D

Ratios and supplemental data:
Net assets, end of period	$627,584		$1,140
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21%		413.48	%E
Expenses, net of reimbursements and/or recoupments	0.83	%F	1.01	%E F
Net investment income (loss), before expense reimbursements and/or recoupments	0.81%		(410.34	)%E
Net investment income, net of reimbursements and/or recoupments	1.19%		2.13	%E
Portfolio turnover rate	46%		198	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82% for the period ended August 31, 2026 and August 31, 2025.

See accompanying notes

36

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

August 31, 2026

	R5 ClassA
	Year Ended August 31,		November 1, 2024 to August 31,		Year Ended October 31,

	2026		2025#		2024		2023		2022		2021

Net asset value, beginning of period	$19.69		$17.22		$14.54		$13.27		$16.59		$12.35

Income (loss) from investment operations:
Net investment incomeB	0.08		0.07		0.04		0.06		0.05		0.03
Net gains (losses) on investments (both realized and unrealized)	1.77		2.44		2.69		1.26		(3.35)		4.26

Total income (loss) from investment operations	1.85		2.51		2.73		1.32		(3.30)		4.29

Less distributions:
Dividends from net investment income	(0.15)		(0.04)		(0.05)		(0.05)		(0.02)		(0.05)
Distributions from net realized gains	(1.40)		-		-		-		-		-

Total distributions	(1.55)		(0.04)		(0.05)		(0.05)		(0.02)		(0.05)

Net asset value, end of period	$19.99		$19.69		$17.22		$14.54		$13.27		$16.59

Total returnC	9.66%		14.61%		18.82	%D	9.97	%D	(19.91	)%D	34.85	%D

Ratios and supplemental data:
Net assets, end of period	$273,661,589		$335,406,517		$352,342,474		$295,960,634		$249,939,472		$235,442,772
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95%		0.99%		0.97%		0.98%		0.99%		1.02%
Expenses, net of reimbursements and/or recoupments	0.86	%E	0.87	%E	0.85%		0.85%		0.85%		0.85%
Net investment income, before expense reimbursements and/or recoupments	0.34%		0.33%		0.15%		0.26%		0.18%		0.00	%F
Net investment income, net of reimbursements and/or recoupments	0.43%		0.45%		0.27%		0.39%		0.32%		0.17%
Portfolio turnover rate	18%		14%		28%		8%		3%		5%

#	Fiscal year end changed from October 31 to August 31.
A	Prior to the reorganization on November 15, 2024, the R5 Class was known as I Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85% for the period ended August 31, 2026 and August 31, 2025.
F	Amount rounds to less than 0.005%.

See accompanying notes

37

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

August 31, 2026

	Y ClassA
	Year Ended August 31,		November 1, 2024 to August 31,		Year Ended October 31,

	2026		2025#		2024		2023		2022		2021

Net asset value, beginning of period	$19.61		$17.14		$14.49		$13.21		$16.54		$12.31

Income (loss) from investment operations:
Net investment incomeB	0.08		0.08		0.00	C	0.02		0.01		0.00	C
Net gains (losses) on investments (both realized and unrealized)	1.76		2.43		2.67		1.26		(3.34)		4.25

Total income (loss) from investment operations	1.84		2.51		2.67		1.28		(3.33)		4.25

Less distributions:
Dividends from net investment income	(0.15)		(0.04)		(0.02)		-		-		(0.02)
Distributions from net realized gains	(1.40)		-		-		-		-		-

Total distributions	(1.55)		(0.04)		(0.02)		-		-		(0.02)

Net asset value, end of period	$19.90		$19.61		$17.14		$14.49		$13.21		$16.54

Total returnD	9.64%		14.67%		18.43	%E	9.73	%E	(20.13	)%E	34.58	%E

Ratios and supplemental data:
Net assets, end of period	$54,430,025		$113,218,399		$5,340,217		$4,738,159		$4,172,668		$6,448,085
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.91%		1.02%		1.22%		1.23%		1.24%		1.28%
Expenses, net of reimbursements and/or recoupments	0.86	%F	0.86	%F	1.10%		1.10%		1.10%		1.10%
Net investment income (loss), before expense reimbursements and/or recoupments	0.39%		0.34%		(0.10)%		0.00	%G	(0.08)%		(0.18)%
Net investment income, net of reimbursements and/or recoupments	0.44%		0.50%		0.02%		0.13%		0.06%		0.00	%G
Portfolio turnover rate	18%		14%		28%		8%		3%		5%

#	Fiscal year end changed from October 31 to August 31.
A	Prior to the reorganization on November 15, 2024, the Y Class was known as A Shares.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2026 and August 31, 2025.
G	Amount rounds to less than 0.005%.

See accompanying notes

38

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

August 31, 2026

	R6 Class
	Year Ended August 31,		November 18, 2024A to August 31,

	2026		2025

Net asset value, beginning of period	$19.70		$17.51

Income from investment operations:
Net investment incomeB	0.08		0.07
Net gains on investments (both realized and unrealized)	1.77		2.16

Total income from investment operations	1.85		2.23

Less distributions:
Dividends from net investment income	(0.15)		(0.04)
Distributions from net realized gains	(1.40)		-

Total distributions	(1.55)		(0.04)

Net asset value, end of period	$20.00		$19.70

Total returnC	9.65%		12.74	%D

Ratios and supplemental data:
Net assets, end of period	$1,240		$1,123
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.06%		326.85	%E
Expenses, net of reimbursements and/or recoupments	0.83	%F	0.89	%E F
Net investment (loss), before expense reimbursements and/or recoupments	(1.79)%		(325.46	)%E
Net investment income, net of reimbursements and/or recoupments	0.44%		0.50	%E
Portfolio turnover rate	18%		14	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82% for the period ended August 31, 2026 and August 31, 2025.

See accompanying notes

39

American Beacon FundsSM

Federal Tax Information

August 31, 2026 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2026. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Ninety One Emerging Markets Equity	0.00%
Ninety One Global Franchise	76.43%

Qualified Dividend Income:

Ninety One Emerging Markets Equity	76.83%
Ninety One Global Franchise	100.00%

Long-Term Capital Gain Distributions:

Ninety One Emerging Markets Equity	$31,705,698
Ninety One Global Franchise	$34,256,306

Short-Term Capital Gain Distributions:

Ninety One Emerging Markets Equity	$703,586
Ninety One Global Franchise	$0

Foreign Tax Credit:

Ninety One Emerging Markets Equity	$788,653
Ninety One Global Franchise	$0

The foreign tax credits for Ninety One Emerging Markets Equity Fund are based on foreign source income of $5,984,348 for the year ended August 31, 2026.

Shareholders will receive notification in January 2027 of the applicable tax information necessary to prepare their 2026 income tax returns.

40

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Ninety One Emerging Markets Equity Fund and American Beacon Ninety One Global Franchise Fund are service marks of American Beacon Advisors, Inc.

AR 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal (1) the management agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (“Management Agreement”) on behalf of the American Beacon DoubleLine Floating Rate Fund (the “Fund”); and (2) the investment advisory agreement among the Manager, DoubleLine Capital LP (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge Financial Solutions, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the

2

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with the Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the DoubleLine Floating Rate Fund (“DoubleLine Fund”), which was managed by the sub-advisor before its adoption by the Fund in February 2026, and a benchmark index for the strategy. The Board’s considerations with respect to the Fund’s performance appear below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss with respect to the Fund before and after the payment of distribution-related expenses by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and the fact that the Fund’s fee rates reflect the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

3

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate schedule generally was favorable compared to the DoubleLine Fund. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to the Fund’s fee rates are set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedule. Thus, the Fund is able to receive lower effective fee rates at higher asset levels. The Board also considered that the current assets of the Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund are fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References

4

Renewal and Approval of Management Agreement and Investment Advisory Agreement

to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)*

Compared to Broadridge Performance Universe	3	rd Quintile
Compared to Morningstar Category	3	rd Quintile

*	The performance shown in the table above is that of the DoubleLine Floating Rate Fund, which the Fund adopted in a reorganization that closed on February 20, 2026.

The Board also considered the Manager’s recommendation to continue to retain the sub-advisor based upon, among other factors, (1) the Manager’s explanation that, while the Fund’s expenses were higher than the median of the Broadridge Expense Universe and the Morningstar Fee Level Ranking, the Fund’s expenses were competitive with the Broadridge Expense Group; (2) that the Fund’s performance prior to February 20, 2026 is that of the DoubleLine Floating Rate Fund (“DoubleLine Fund”), which the Fund adopted in connection with the reorganization of the DoubleLine Fund into the Fund on that date; and (3) as the sub-advisor began managing the Fund in June 2025, the relatively brief period that the sub-advisor has been managing assets for the Fund, given that the Board typically gives greater weight to the Fund’s longer-term performance.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal (1) the management agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Management Agreement”) on behalf of the American Beacon SiM High Yield Opportunities Fund (the “Fund”); and (2) the investment advisory agreement among the Manager, Strategic Income Management, LLC (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge Financial Solutions, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in

6

Renewal and Approval of Management Agreement and Investment Advisory Agreement

rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with the Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Broadridge Performance Universe selected by Broadridge may not provide appropriate comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. The Board’s considerations with respect to the Fund’s performance appear below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Fund being profitable for the Manager before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and the fact that the Fund’s fee rates reflect the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to the Fund’s fee rates are set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedule. Thus, the Fund is able to receive lower effective fee rates at higher asset levels. The Board also considered that the current assets of the Fund had exceeded certain, but not all applicable breakpoints.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund are fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement

20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

The Board also considered: (1) the Manager’s representation that the sub-advisor invests in below investment grade debt securities of smaller-capitalization issuers, and that the Fund employs a limited-capacity strategy; and (2) that while the Fund’s Broadridge Expense Group and Expense Universe rankings were in the 5th quintile, and the Fund’s Morningstar Fee Level Ranking was in the 4th quintile, the Fund’s trailing five-year performance net of expenses was in the 1st quintile of its Broadridge Performance Universe and Morningstar Category.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

9

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of: (1) the management agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Management Agreement”) on behalf of the American Beacon The London Company Income Equity Fund (“Fund”) and (2) the investment advisory agreement among the Manager, The London Company of Virginia, LLC (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Financial Solutions, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager and sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and, the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the

10

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or a sub-advisor from their relationships with the Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of other comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. The Board’s considerations with respect to the Fund’s performance appear below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and the fact that the Fund’s fee rates reflect the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for one class of the Fund, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Fund. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

11

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to the Fund’s fee rates are set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee schedule. Thus, the Fund is able to receive lower effective fee rates at higher asset levels. The Board also considered that the Fund’s asset level has exceeded all applicable breakpoints.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund are fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and

12

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	5	th Quintile
Compared to Morningstar Category	5	th Quintile

The Board also considered: (1) the Manager’s explanation that the Fund’s performance was negatively impacted in 2022 by its underweight to the Energy sector and certain deeper value securities, while in 2023 and 2024, the high-beta stocks that drove market performance were inconsistent with the sub-advisor’s high-quality, income-focused investment strategy; (2) that the Fund’s more recent performance in 2025 was in the 3rd quintile of its Broadridge Performance Universe and Morningstar Category; and (3) that although the Fund’s Broadridge Expense Universe ranking and Morningstar Fee Level Ranking were in the 4th quintile, the Fund’s Broadridge Expense Group ranking was competitive.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

13

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal (1) the management agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Management Agreement”) on behalf of the American Beacon Ninety One Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) and the American Beacon Ninety One Global Franchise Fund (“Global Franchise Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the investment advisory agreement among the Manager, Ninety One North America, Inc. (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”), on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Financial Solutions, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, as applicable, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided;

14

Renewal and Approval of Management Agreement and Investment Advisory Agreement

(2) the investment performance of the Funds and the sub-advisor for each Fund; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with each Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as each Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor and each Fund’s benchmark index. The Board’s considerations with respect to each Fund’s performance appear below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with Manager being profitable with respect to both Funds before the payment of distribution-related expenses, and the Global Franchise Fund, but not the Emerging Markets Equity Fund after the payment of distribution-related expenses. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and the fact that the Funds’ fee rates reflect the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for the Emerging Markets Equity Fund and its share classes and the Global Franchise Fund and certain of its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending

15

Renewal and Approval of Management Agreement and Investment Advisory Agreement

program on behalf of the Funds. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to each Fund, the Board considered representations made by the sub-advisor that each Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board also considered the extent to which the sub-advisor earned a profit with respect to the services provided to each Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to each Fund’s fee rates are set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered the sub-advisor’s representation that each Fund’s fee rate reflects economies of scale because it is competitive in the industry.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that the Funds’ current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor’s fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds are fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and

16

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of a Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for each Fund as of December 31, 2025. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered each Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon Ninety One Emerging Markets Equity Fund

In considering the renewal of the Agreements for the Emerging Markets Equity Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	1	st Quintile
Compared to Broadridge Expense Universe	2	nd Quintile
Morningstar Fee Level Ranking	2	nd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered (1) that the Fund’s performance prior to February 21, 2025 is that of the Ninety One Emerging Markets Equity Fund, which the Fund adopted in connection with the reorganization of Ninety One Emerging Markets Equity Fund into the Fund on that date; (2) that the Manager or its affiliated entities maintain other material business relationships with the sub-advisor or its affiliated entities; and (3) information provided by the sub-advisor indicating that it had earned a profit with respect to the services that it provides to the Fund.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Emerging Markets Equity Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Ninety One Global Franchise Fund

In considering the renewal of the Agreements for the Global Franchise Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	1	st Quintile
Compared to Broadridge Expense Universe	2	nd Quintile
Morningstar Fee Level Ranking	3	rd Quintile

17

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	3	rd Quintile
Compared to Morningstar Category	3	rd Quintile

The Board also considered (1) that the Fund’s performance prior to November 15, 2024 is that of the Ninety One Global Franchise Fund, which the Fund adopted in connection with the reorganization of Ninety One Global Franchise Fund into the Fund on that date; (2) that the Manager or its affiliated entities maintain other material business relationships with the sub-advisor or its affiliated entities; and (3) information provided by the sub-advisor indicating that it had earned a profit with respect to the services that it provides to the Fund;.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Global Franchise Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

18

Disclosure Regarding an Amendment to the Investment Advisory Agreement

Approval Related to the American Beacon SiM High Yield Opportunities Fund

At its May 27, 2026 meeting, the Board of Trustees (the “Board”) of American Beacon Funds (the “Trust”) considered the approval of an amendment (the “Amendment”) to the existing investment advisory agreement (the “Existing Agreement”) among American Beacon Advisors, Inc. (“Manager”), Strategic Income Management, LLC (“SiM”), and the Trust, on behalf of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) to reflect additional fee schedule breakpoints to reflect potential future asset growth in the Fund.

Prior to the May 27, 2026 meeting, information was provided to the Board by the Manager regarding the proposed Amendment. In connection with its consideration of the Amendment, the Board considered that, other than the additional breakpoints, which would result in lower fee rates being paid to SiM at certain higher asset levels, the Existing Agreement would not change.

In determining whether to approve the Amendment, the Board considered certain information provided in connection with its annual review of the Existing Agreement, pursuant to which it had considered the following factors with respect to the Fund: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) comparisons of the services and fee rates with contracts entered into by SiM or its affiliates with other clients (such as pension funds and other institutional clients); (4) the extent to which economies of scale, if any, have been taken into account in setting the Fund’s fee rate schedule; (5) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (6) any other benefits derived or anticipated to be derived by SiM from its relationship with the Fund. In connection with this review, the Board had not considered the costs of the services to be provided and any profits to be realized by SiM from its relationship with the Fund, instead noting the arm’s-length nature of the relationship between the Manager and SiM with respect to the negotiation of the advisory fee rate on behalf of the Fund. The Board considered that, in light of its consideration of these factors in connection with the review of the Existing Agreement, it was not necessary to consider these factors in connection with the approval of the Amendment, given the foregoing considerations with respect to the Amendment.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or SiM, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory fee rates are fair and reasonable and approved the Amendment.

19

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: November 5, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: November 5, 2026